Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Brazil (5.9%)
	Vale SA	53,917,800	1,003,836
	Petroleo Brasileiro SA	60,930,470	353,606
	Petroleo Brasileiro SA Preference Shares	60,822,646	312,363
	Itau Unibanco Holding SA Preference Shares	53,477,490	266,845
	B3 SA - Brasil Bolsa Balcao	84,703,095	216,250
	Banco Bradesco SA Preference Shares	62,207,957	171,809
	Ambev SA	60,847,374	163,736
	WEG SA	20,638,149	155,468
	Centrais Eletricas Brasileiras SA	18,694,220	149,700
	Localiza Rent a Car SA	10,804,903	126,028
	Itausa SA Preference Shares	72,653,309	122,084
	Banco do Brasil SA	12,019,459	96,368
	Suzano SA	9,863,305	90,078
	Gerdau SA Preference Shares	13,026,113	84,013
*	Petro Rio SA	9,362,904	77,651
	JBS SA	18,874,617	74,661
	Raia Drogasil SA	14,936,844	73,061
*	Itau Unibanco Holding SA ADR	14,478,371	72,102
	Equatorial Energia SA	12,920,798	71,320
	BB Seguridade Participacoes SA	9,458,966	70,398
	Banco BTG Pactual SA	16,264,744	69,272
*,1	Rede D'Or Sao Luiz SA	10,944,755	68,778
	Rumo SA	17,578,495	63,647
	Lojas Renner SA	13,597,567	57,939
*	Banco Bradesco SA	22,991,525	57,158
*,1	Hapvida Participacoes e Investimentos SA	55,989,437	56,802
	Cosan SA	16,697,526	54,931
	Hypera SA	5,623,849	51,405
	Vibra Energia SA	15,585,500	50,536
	Telefonica Brasil SA	6,117,060	50,394
	Cia Energetica de Minas Gerais Preference Shares	19,586,227	44,217
	Sendas Distribuidora SA	11,136,747	43,110
	Klabin SA	10,554,548	40,211
*	Eneva SA	16,979,286	40,138
	Natura & Co. Holding SA	13,385,710	38,367
	TOTVS SA	6,251,055	37,029
*	Magazine Luiza SA	42,330,492	36,941
	Cia de Saneamento Basico do Estado de Sao Paulo	3,334,009	36,556
	CCR SA	15,715,185	36,407
	Petroleo Brasileiro SA ADR	2,924,752	30,183
	Energisa SA	3,609,444	30,041

		Shares	Market Value ($000)
	Ultrapar Participacoes SA	11,541,434	29,989
	Metalurgica Gerdau SA Preference Shares	9,913,374	28,297
*	Embraer SA	8,129,429	26,184
*,2	Banco Bradesco SA ADR	8,388,022	23,403
	Atacadao SA	7,190,675	23,302
	Transmissora Alianca de Energia Eletrica SA	3,158,427	23,058
	Aliansce Sonae Shopping Centers SA	6,385,254	22,654
	TIM SA	9,673,822	22,468
	Bradespar SA Preference Shares	3,567,484	22,418
	Centrais Eletricas Brasileiras SA Preference Shares	2,555,309	21,379
	Cia Siderurgica Nacional SA	5,849,762	21,319
*	3R Petroleum Oleo E Gas SA	2,366,187	20,896
	Engie Brasil Energia SA	2,499,216	19,373
*	Multiplan Empreendimentos Imobiliarios SA	3,929,680	18,416
	Kinea Indice de Precos FII	998,225	17,783
*	BRF SA	11,238,343	17,623
[2]	Banco Santander Brasil SA ADR	3,101,965	17,619
	Cia Paranaense de Energia ADR	2,331,328	17,462
	Santos Brasil Participacoes SA	10,012,106	17,376
	CPFL Energia SA	2,631,947	17,255
*	Itau Unibanco Holding SA	3,889,912	16,514
	Cielo SA	16,287,086	16,074
	Arezzo Industria e Comercio SA	918,092	15,843
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,410,933	15,534
	Auren Energia SA	5,045,886	15,318
	EDP - Energias do Brasil SA	3,775,470	15,150
	Petroreconcavo SA	2,422,780	15,072
*,1	GPS Participacoes e Empreendimentos SA	5,901,318	14,415
	Cia Paranaense de Energia Preference Shares	8,969,045	13,728
	SLC Agricola SA	1,349,158	13,634
	Porto Seguro SA	2,573,696	13,131
	Grupo De Moda Soma SA	6,248,790	12,925
	Tres Tentos Agroindustrial SA	6,308,071	12,576
	Fleury SA	4,117,785	12,557
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,321,989	12,304
*	Cogna Educacao	25,742,500	12,069
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,644,806	11,916
	M Dias Branco SA	1,734,445	11,692
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,883,238	11,612
	Unipar Carbocloro SA Preference Shares Class B	683,473	11,490
	Cia de Saneamento do Parana	3,330,830	11,306
	CSHG Logistica FI Imobiliario	350,492	11,203
	Sao Martinho SA	2,242,587	11,049
	Banco Santander Brasil SA	1,916,877	10,932
	Caixa Seguridade Participacoes SA	6,283,200	10,756
	Kinea Rendimentos Imobiliarios FII	549,626	10,735
	FII Iridium	592,403	10,704
	Raizen SA Preference Shares	16,402,435	10,631
	Minerva SA	3,750,157	10,335
*	Via SA	21,595,573	10,210
[2]	Cia Siderurgica Nacional SA ADR	2,628,802	9,674
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,337,127	9,611
	Kinea Renda Imobiliaria FII	339,410	9,344
	Neoenergia SA	3,142,659	9,323
*	Azul SA Preference Shares	3,892,842	9,087
	Odontoprev SA	4,035,370	9,046
	Alupar Investimento SA	1,605,267	8,975

		Shares	Market Value ($000)
*	Alpargatas SA Preference Shares	3,242,554	8,694
	Braskem SA Preference Shares Class A	1,887,969	8,677
	YDUQS Participacoes SA	4,140,350	8,425
	Gerdau SA ADR	1,259,965	8,190
	CSN Mineracao SA	7,474,814	7,863
*	Cia de Saneamento de Minas Gerais-COPASA	2,639,470	7,612
*	Log-in Logistica Intermodal SA	1,045,500	7,515
*,1	Locaweb Servicos de Internet SA	5,936,844	7,497
	Cia Brasileira de Distribuicao	1,817,883	7,420
*	Grupo Mateus SA	5,441,108	7,332
	Marfrig Global Foods SA	4,745,977	7,199
[2]	Sendas Distribuidora SA ADR	371,679	7,170
	AES Brasil Energia SA	3,456,100	6,876
	Cia Energetica de Minas Gerais ADR	3,055,900	6,845
*	Dexco SA	4,587,118	6,813
	XP Log FII	375,000	6,730
*	Omega Energia SA	3,860,447	6,715
*	Embraer SA ADR	518,513	6,684
	Pet Center Comercio e Participacoes SA	4,533,095	6,465
	SIMPAR SA	4,098,800	6,274
	Grendene SA	4,797,397	6,181
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	550,672	6,153
	Vivara Participacoes SA	1,270,700	6,133
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	6,065
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,991,742	5,905
	Banco Pan SA Preference Shares	4,999,391	5,712
	MRV Engenharia e Participacoes SA	4,126,213	5,706
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	930,786	5,464
*	Tupy SA	958,992	5,103
	Centrais Eletricas Brasileiras SA ADR	604,277	4,864
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	4,755
*	Marcopolo SA Preference Shares	7,929,831	4,718
	JHSF Participacoes SA	4,590,500	4,657
	CM Hospitalar SA	1,237,300	4,631
	Cia Brasileira de Aluminio	1,801,785	4,508
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,985,415	4,505
	Cia Energetica de Minas Gerais	1,300,200	4,262
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	4,144
	Iochpe Maxion SA	1,789,849	4,041
	Boa Vista Servicos SA	2,662,860	4,039
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	4,014
	Light SA	5,091,452	3,821
	TIM SA ADR	325,230	3,766
*	Anima Holding SA	4,283,775	3,730
	Direcional Engenharia SA	1,140,143	3,587
	Mahle-Metal Leve SA	525,673	3,533
	Blau Farmaceutica SA	609,500	3,493
*	IRB Brasil Resseguros SA	677,785	3,489
	Braskem SA Class A ADR	375,062	3,462
	BR Properties SA	2,816,674	3,368
	Enauta Participacoes SA	1,124,630	3,334
*	Zamp SA	3,092,911	3,321
*	Infracommerce CXAAS SA	4,931,787	3,294
*	Oncoclinicas do Brasil Servicos Medicos SA	2,062,600	3,230
	Taurus Armas SA Preference Shares	972,500	3,226
	Ambipar Participacoes e Empreendimentos SA	659,848	3,113
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	3,097
	Hospital Mater Dei SA	1,667,026	3,025

		Shares	Market Value ($000)
	Cia Paranaense de Energia	2,165,400	2,935
*	CVC Brasil Operadora e Agencia de Viagens SA	3,219,162	2,854
	Camil Alimentos SA	1,742,100	2,845
	Grupo SBF SA	1,292,568	2,821
	Movida Participacoes SA	1,886,350	2,806
	Fras-Le SA	1,379,772	2,797
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	2,721
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,640
	Vulcabras Azaleia SA	1,122,178	2,611
	Instituto Hermes Pardini SA	625,360	2,556
	Armac Locacao Logistica E Servicos SA	984,150	2,544
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,537
*	Diagnosticos da America SA	1,153,565	2,493
*	Hidrovias do Brasil SA	5,523,700	2,361
	Bradespar SA	411,941	2,293
	LOG Commercial Properties e Participacoes SA	620,218	2,224
	Wilson Sons Holdings Brasil SA	1,068,334	2,168
	Iguatemi SA (BVMF)	479,752	1,851
*	Empreendimentos Pague Menos SA	2,110,700	1,742
	Multilaser Industrial SA	2,614,900	1,726
*	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	1,658
*	Lojas Quero Quero SA	2,219,561	1,618
*,1	Meliuz SA	6,617,450	1,447
[2]	Cia Brasileira de Distribuicao ADR	354,344	1,435
	Even Construtora e Incorporadora SA	1,471,693	1,386
*	Guararapes Confeccoes SA	1,354,560	1,361
	FII Hectare Ce	34,069	662
*	Localiza Rent a Car SA	46,964	548
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,742,864	546
*	Sequoia Logistica e Transportes SA	264,400	196
*	Iguatemi SA Preference Shares	103,420	172
	Iguatemi SA	234,000	124
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	62,825	110
	Mills Estruturas e Servicos de Engenharia SA	49,029	102
*	Empreendimentos Pague Menos SA Rights Exp. 2/28/23	106,766	12
	Vale SA Class B ADR	9	—
*,3	Oi SA ADR	1	—
			5,991,535
Chile (0.7%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	157,725
	Banco de Chile	607,442,361	66,374
	Empresas Copec SA	6,778,432	51,128
	Cencosud SA	18,449,430	33,150
	Sociedad Quimica y Minera de Chile SA ADR	312,202	30,452
	Enel Americas SA	224,368,316	29,715
	Empresas CMPC SA	16,688,555	28,698
	Banco Santander Chile	601,888,275	25,311
	Falabella SA	10,826,284	25,169
	Banco de Credito e Inversiones SA	743,119	22,404
	Cia Sud Americana de Vapores SA	244,771,893	21,276
	Sociedad Quimica y Minera de Chile SA Class A	207,441	16,813
	Enel Chile SA	332,516,941	15,663
	Cia Cervecerias Unidas SA	1,856,319	14,283
	Quinenco SA	3,729,286	12,978
	Embotelladora Andina SA Preference Shares Class B	5,197,180	12,903
	Parque Arauco SA	9,438,611	12,157
	Colbun SA	100,182,068	11,674

		Shares	Market Value ($000)
[2]	Banco Santander Chile ADR	603,343	10,203
	Itau CorpBanca Chile SA	4,467,724,882	10,169
	Cencosud Shopping SA	6,728,870	10,140
	CAP SA	1,015,255	9,377
	Aguas Andinas SA Class A	37,741,645	9,050
	Empresa Nacional de Telecomunicaciones SA	1,887,709	7,241
	SMU SA	41,628,312	6,461
	Plaza SA	4,153,663	5,630
	Enel Americas SA ADR	771,420	5,106
*	Engie Energia Chile SA	6,987,554	4,450
	Vina Concha y Toro SA	3,167,079	4,047
	Inversiones Aguas Metropolitanas SA	6,741,307	3,977
	SONDA SA	7,171,699	3,558
	Ripley Corp. SA	13,226,921	2,755
	Inversiones La Construccion SA	449,396	2,032
	Enel Chile SA ADR	317,278	717
			682,786
China (35.3%)
	Tencent Holdings Ltd.	83,443,044	4,066,089
*	Alibaba Group Holding Ltd.	209,102,860	2,874,886
*,1	Meituan Class B	65,386,586	1,461,775
	JD.com Inc. Class A	32,883,843	976,432
[2]	China Construction Bank Corp. Class H	1,300,117,103	841,554
	Ping An Insurance Group Co. of China Ltd. Class H	83,302,313	647,068
	Industrial & Commercial Bank of China Ltd. Class H	1,109,265,614	593,367
*	Baidu Inc. Class A	31,191,365	524,328
*	Pinduoduo Inc. ADR	5,160,533	505,629
	NetEase Inc.	25,525,411	452,875
*,1	Wuxi Biologics Cayman Inc.	49,374,566	412,298
	Bank of China Ltd. Class H	1,059,569,735	403,341
[2]	China Merchants Bank Co. Ltd. Class H	55,533,295	360,196
	BYD Co. Ltd. Class H	11,321,816	358,534
*,1	Xiaomi Corp. Class B	204,051,000	337,551
	Yum China Holdings Inc. (XHKG)	5,255,000	318,390
	Li Ning Co. Ltd.	31,708,074	313,455
*	Trip.com Group Ltd. ADR	7,394,083	271,806
	ANTA Sports Products Ltd.	15,850,005	240,423
*,1	Kuaishou Technology	26,896,600	236,658
	China Mengniu Dairy Co. Ltd.	42,935,920	207,117
*	NIO Inc. ADR	16,707,845	201,664
	China Petroleum & Chemical Corp. Class H	370,168,822	199,880
	Kweichow Moutai Co. Ltd. Class A	691,564	189,606
	China Resources Land Ltd.	38,490,325	184,467
	China Life Insurance Co. Ltd. Class H	98,037,734	180,465
	ZTO Express Cayman Inc.	6,260,684	178,245
*,2	Li Auto Inc. ADR	7,109,289	177,021
*	BeiGene Ltd.	8,541,100	167,880
	China Resources Beer Holdings Co. Ltd.	21,956,124	165,292
*	KE Holdings Inc. ADR	8,906,921	163,353
	ENN Energy Holdings Ltd.	10,594,155	159,619
	PetroChina Co. Ltd. Class H	286,542,227	153,286
	China Shenhua Energy Co. Ltd. Class H	46,539,860	144,861
	China Overseas Land & Investment Ltd.	53,418,841	144,245
	H World Group Ltd. ADR (XNGS)	3,032,964	144,005
	Agricultural Bank of China Ltd. Class H	394,419,343	141,965
[1]	Nongfu Spring Co. Ltd. Class H	24,402,400	138,137
	Shenzhou International Group Holdings Ltd.	10,574,341	133,169
	CSPC Pharmaceutical Group Ltd.	116,502,529	132,837

		Shares	Market Value ($000)
	Kweichow Moutai Co. Ltd. Class A (XSHG)	482,776	132,363
	Zijin Mining Group Co. Ltd. Class H	74,803,097	123,728
	Sunny Optical Technology Group Co. Ltd.	9,091,575	122,710
	Geely Automobile Holdings Ltd.	75,381,743	122,292
	Haier Smart Home Co. Ltd. Class H	33,015,055	121,764
	China Pacific Insurance Group Co. Ltd. Class H	40,972,392	112,652
	Contemporary Amperex Technology Co. Ltd. Class A	1,612,894	111,879
*,1	Innovent Biologics Inc.	19,117,820	104,124
[1]	Postal Savings Bank of China Co. Ltd. Class H	150,801,010	102,621
	PICC Property & Casualty Co. Ltd. Class H	94,086,207	88,455
[1]	Longfor Group Holdings Ltd.	26,336,601	87,019
	Yankuang Energy Group Co. Ltd. Class H	26,624,023	85,624
*	Vipshop Holdings Ltd. ADR	5,533,828	85,608
	CITIC Securities Co. Ltd. Class H	37,187,938	85,079
*,1	JD Health International Inc.	10,214,090	84,821
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,612,798	81,302
	CITIC Ltd.	68,591,026	80,263
*	New Oriental Education & Technology Group Inc.	18,838,050	79,964
	Sino Biopharmaceutical Ltd.	136,309,444	79,317
*	Bilibili Inc.	3,151,421	78,649
*	Kingdee International Software Group Co. Ltd.	35,722,284	77,964
	Country Garden Services Holdings Co. Ltd.	28,740,827	77,700
	Xinyi Solar Holdings Ltd.	59,624,000	77,569
*,2	XPeng Inc. Class A	14,621,965	76,956
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	74,981
[1]	China Tower Corp. Ltd. Class H	652,088,936	74,091
*	Tencent Music Entertainment Group ADR	8,573,713	71,933
*	Full Truck Alliance Co. Ltd. ADR	8,862,993	71,347
	Great Wall Motor Co. Ltd. Class H	49,042,375	69,245
	Tsingtao Brewery Co. Ltd.	6,981,786	67,408
	China Longyuan Power Group Corp. Ltd. Class H	46,768,493	64,561
	Bank of Communications Co. Ltd. Class H	103,046,609	63,693
	China Gas Holdings Ltd.	40,794,893	63,510
	Anhui Conch Cement Co. Ltd. Class H	16,593,635	62,996
	COSCO SHIPPING Holdings Co. Ltd. Class H	59,554,605	61,775
*	Alibaba Health Information Technology Ltd.	65,850,112	58,812
	China National Building Material Co. Ltd. Class H	63,661,473	58,413
	China Resources Power Holdings Co. Ltd.	26,357,149	54,901
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,750,644	54,444
*	Zai Lab Ltd. ADR	1,288,307	54,289
	China CITIC Bank Corp. Ltd. Class H	109,871,476	53,008
	China Vanke Co. Ltd. Class H	26,171,500	52,906
[1]	China Feihe Ltd.	55,119,000	52,883
[1]	China International Capital Corp. Ltd. Class H	23,547,940	52,621
	China Resources Gas Group Ltd.	12,482,205	52,491
	Zhongsheng Group Holdings Ltd.	9,177,906	51,930
	China Tourism Group Duty Free Corp. Ltd. Class A	1,629,022	51,581
*,1	JD Logistics Inc.	23,250,446	51,540
[2]	Country Garden Holdings Co. Ltd.	135,819,469	50,964
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,163,249	50,038
	China Merchants Bank Co. Ltd. Class A (XSHG)	7,891,129	48,370
	Hengan International Group Co. Ltd.	9,775,526	48,089
[1]	China Resources Mixc Lifestyle Services Ltd.	8,135,000	46,871
*	Genscript Biotech Corp.	13,596,320	46,071
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	656,100	45,511
*	Kanzhun Ltd. ADR	1,870,192	45,427
*	TAL Education Group ADR	6,126,265	44,783
	Kingsoft Corp. Ltd.	12,123,678	44,640

		Shares	Market Value ($000)
[1]	Ganfeng Lithium Group Co. Ltd. Class H	4,862,840	44,413
	Guangdong Investment Ltd.	40,814,021	44,341
	China Conch Venture Holdings Ltd.	20,877,518	44,304
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,171,506	44,054
	BYD Co. Ltd. Class A (XSHE)	1,029,948	43,994
	Zhuzhou CRRC Times Electric Co. Ltd.	8,236,179	43,877
	Sinopharm Group Co. Ltd. Class H	17,674,625	43,320
	People's Insurance Co. Group of China Ltd. Class H	127,841,422	43,099
	Wanhua Chemical Group Co. Ltd. Class A	3,003,967	43,098
	360 DigiTech Inc. Class A ADR	1,784,734	43,066
	Tingyi Cayman Islands Holding Corp.	25,818,000	42,951
*,1,2	Akeso Inc. Class B	6,876,000	41,828
	Kingboard Holdings Ltd.	10,204,608	41,684
	Kunlun Energy Co. Ltd.	51,794,541	40,848
*,1,2	Haidilao International Holding Ltd.	14,749,000	40,216
	Haitong Securities Co. Ltd. Class H	57,378,870	39,581
[1]	CGN Power Co. Ltd. Class H	167,585,514	39,158
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	889,926	38,528
	BYD Electronic International Co. Ltd.	10,816,029	37,490
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,708,684	37,371
*	GDS Holdings Ltd. Class A	12,805,944	37,344
[1,2]	Smoore International Holdings Ltd.	24,626,000	37,123
	China Minsheng Banking Corp. Ltd. Class H	98,676,094	36,893
	Guangzhou Automobile Group Co. Ltd. Class H	50,712,820	36,484
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,078,755	36,273
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	56,556,776	36,195
	China Railway Group Ltd. Class H	66,020,604	36,017
	China Hongqiao Group Ltd.	30,908,500	35,950
*	Tongcheng Travel Holdings Ltd.	15,832,800	35,874
*	Daqo New Energy Corp. ADR	786,510	35,794
	Yum China Holdings Inc.	579,219	35,686
[1]	WuXi AppTec Co. Ltd. Class H	2,738,619	35,586
	Anhui Gujing Distillery Co. Ltd. Class B	2,072,228	35,434
	Yangzijiang Shipbuilding Holdings Ltd.	35,941,198	35,433
	Industrial Bank Co. Ltd. Class A	13,472,365	35,257
	New China Life Insurance Co. Ltd. Class H	13,078,312	35,076
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,514,193	35,043
	China Oilfield Services Ltd. Class H	28,710,348	34,798
	LONGi Green Energy Technology Co. Ltd. Class A	4,802,541	34,427
	BYD Co. Ltd. Class A (XSEC)	804,969	34,384
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	974,599	34,350
	China Yangtze Power Co. Ltd. Class A	10,968,598	33,783
	Weichai Power Co. Ltd. Class H	22,363,294	33,771
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	668,171	33,035
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,660,732	32,805
	Jiangxi Copper Co. Ltd. Class H	19,006,722	32,731
	Aluminum Corp. of China Ltd. Class H	61,179,237	32,694
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,507,791	32,364
	Aier Eye Hospital Group Co. Ltd. Class A	6,595,557	32,214
	Wuliangye Yibin Co. Ltd. Class A	1,030,862	32,077
[1]	Yadea Group Holdings Ltd.	13,974,000	31,859
[1,2]	Pop Mart International Group Ltd.	9,806,800	31,799
	GF Securities Co. Ltd. Class A	11,910,055	30,825
*,1,2	Koolearn Technology Holding Ltd.	3,739,500	30,373
	China Power International Development Ltd.	70,396,063	30,264
*,2	JinkoSolar Holding Co. Ltd. ADR	534,329	30,125
	China Galaxy Securities Co. Ltd. Class H	55,513,875	29,925
	China State Construction International Holdings Ltd.	24,950,728	29,885

		Shares	Market Value ($000)
	China Medical System Holdings Ltd.	17,286,584	29,840
*,2	Canadian Solar Inc.	708,653	29,813
	Ping An Bank Co. Ltd. Class A (XSHE)	13,347,904	29,752
*,1	China Literature Ltd.	5,670,164	29,728
	CMOC Group Ltd. Class H	50,978,171	29,506
	China Merchants Port Holdings Co. Ltd.	20,842,671	29,218
*	iQIYI Inc. ADR	4,360,417	29,215
	Lufax Holding Ltd. ADR	9,536,646	29,087
*	Chinasoft International Ltd.	32,611,155	28,671
*,2	Huaneng Power International Inc. Class H	58,686,822	28,653
	Minth Group Ltd.	9,621,006	28,238
	China Taiping Insurance Holdings Co. Ltd.	20,376,200	28,222
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,080,741	28,193
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,815,683	28,164
	Fosun International Ltd.	30,298,125	28,130
*	Chindata Group Holdings Ltd. ADR	3,381,001	28,028
	TravelSky Technology Ltd. Class H	13,334,867	27,717
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,527,000	27,686
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,701,731	27,413
	East Money Information Co. Ltd. Class A	8,029,043	26,905
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	26,738
	Shanghai Baosight Software Co. Ltd. Class B	8,529,372	26,734
	Agricultural Bank of China Ltd. Class A (XSSC)	61,419,695	26,472
	Shenzhen Inovance Technology Co. Ltd. Class A	2,494,228	26,392
	Autohome Inc. ADR	754,229	26,292
	CRRC Corp. Ltd. Class H	57,820,000	26,208
	Bosideng International Holdings Ltd.	46,179,764	25,735
	Yuexiu Property Co. Ltd.	17,630,332	25,647
	Haitian International Holdings Ltd.	8,179,180	25,102
*	RLX Technology Inc. ADR	10,073,379	24,982
	Beijing Enterprises Holdings Ltd.	7,208,767	24,480
	China Overseas Property Holdings Ltd.	18,457,311	24,143
	ZTE Corp. Class H	9,919,439	23,956
	China Coal Energy Co. Ltd. Class H	29,699,653	23,833
	Dongfeng Motor Group Co. Ltd. Class H	39,663,430	23,648
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	478,287	23,647
	SF Holding Co. Ltd. Class A	2,690,979	23,488
*	Yihai International Holding Ltd.	6,598,648	23,481
*,2	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	24,904,261	23,462
[1]	Topsports International Holdings Ltd.	24,878,000	23,442
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,740,743	23,433
[1]	Huatai Securities Co. Ltd. Class H	18,068,608	23,396
[1]	3SBio Inc.	21,342,586	23,247
	Eve Energy Co. Ltd. Class A	1,767,538	23,219
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	23,213
	China State Construction Engineering Corp. Ltd. Class A	28,223,770	23,194
	Shanghai Pudong Development Bank Co. Ltd. Class A	21,194,231	23,158
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,329,049	22,975
*	Weibo Corp. ADR	998,792	22,723
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,628,377	22,550
	China Everbright Environment Group Ltd.	50,673,203	22,534
*,1	Hua Hong Semiconductor Ltd.	5,821,606	22,511
[1,2]	Jiumaojiu International Holdings Ltd.	8,786,000	22,511
	JOYY Inc. ADR	629,309	22,454
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	22,443
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	22,400
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,547,796	21,865
*,1,2	Weimob Inc.	27,026,000	21,765

		Shares	Market Value ($000)
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,493,651	21,724
	C&D International Investment Group Ltd.	6,755,000	21,478
[2]	Xtep International Holdings Ltd.	16,031,291	21,375
	Hello Group Inc. ADR	2,080,537	21,326
*	Air China Ltd. Class H	23,895,808	21,324
*,2	Microport Scientific Corp.	6,732,743	21,126
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	20,981
[2]	Flat Glass Group Co. Ltd. Class H	6,675,000	20,898
	COSCO SHIPPING Ports Ltd.	27,591,359	20,873
	China Three Gorges Renewables Group Co. Ltd. Class A	24,298,900	20,728
	China Jinmao Holdings Group Ltd.	90,045,771	20,683
	Tongwei Co. Ltd. Class A	3,228,085	20,248
	China Vanke Co. Ltd. Class A (XSHE)	7,396,497	20,059
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	20,022
	Zijin Mining Group Co. Ltd. Class A (XSHG)	11,333,600	19,903
	Nine Dragons Paper Holdings Ltd.	22,102,910	19,814
	Bank of Communications Co. Ltd. Class A (XSSC)	27,537,839	19,790
	Jiangsu Expressway Co. Ltd. Class H	19,982,976	19,681
	JA Solar Technology Co. Ltd. Class A (XSHE)	2,005,340	19,651
*,2	China Southern Airlines Co. Ltd. Class H	29,427,638	19,548
	PetroChina Co. Ltd. Class A	25,360,969	19,499
	China United Network Communications Ltd. Class A	24,963,844	19,357
[1,2]	China Merchants Securities Co. Ltd. Class H	17,694,056	19,341
*	Beijing Capital International Airport Co. Ltd. Class H	25,350,447	19,280
	Dongyue Group Ltd.	15,948,339	19,093
[1,2]	Jinxin Fertility Group Ltd.	20,445,000	19,048
	Bank of China Ltd. Class A (XSSC)	39,685,200	18,929
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,908,692	18,886
	Poly Developments & Holdings Group Co. Ltd. Class A	8,102,570	18,881
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,239,251	18,608
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	18,537
	CRRC Corp. Ltd. Class A	23,269,989	18,461
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	18,324
	Zhejiang Expressway Co. Ltd. Class H	21,137,477	18,253
*	Tianqi Lithium Corp. Class A (XSHE)	1,267,087	18,151
	Shenzhen International Holdings Ltd.	18,491,978	18,042
	AviChina Industry & Technology Co. Ltd. Class H	34,494,476	17,941
	Kingboard Laminates Holdings Ltd.	14,705,299	17,930
	MINISO Group Holding Ltd. ADR	1,175,644	17,893
	China Education Group Holdings Ltd.	11,267,724	17,892
	China Resources Cement Holdings Ltd.	30,903,076	17,872
	Greentown China Holdings Ltd.	12,086,219	17,820
*,1,2	Keymed Biosciences Inc.	2,069,500	17,781
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,234,000	17,649
[1]	China Resources Pharmaceutical Group Ltd.	23,422,126	17,643
	China Cinda Asset Management Co. Ltd. Class H	123,084,276	17,475
	Far East Horizon Ltd.	19,281,130	17,416
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	5,903,446	17,352
	SF Holding Co. Ltd. Class A (XSHE)	1,986,524	17,339
*,1,2	New Horizon Health Ltd.	4,437,500	17,272
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	413,289	17,253
*	Zhaojin Mining Industry Co. Ltd. Class H	14,809,167	17,043
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	2,368,021	16,975
[1]	CSC Financial Co. Ltd. Class H	16,335,500	16,939
*,1	InnoCare Pharma Ltd.	9,672,000	16,777
	Ganfeng Lithium Group Co. Ltd. Class A (XSHE)	1,419,630	16,695
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,610,802	16,582
*,1	Remegen Co. Ltd. Class H	2,008,000	16,237

		Shares	Market Value ($000)
	Sinotruk Hong Kong Ltd.	9,330,467	16,132
	CSC Financial Co. Ltd. Class A	3,998,710	16,046
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	346,206	15,973
	Industrial Bank Co. Ltd. Class A (XSHG)	5,973,801	15,634
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,704,330	15,605
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,369,334	15,571
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,342,700	15,556
	Hollysys Automation Technologies Ltd.	834,074	15,547
	China Meidong Auto Holdings Ltd.	6,164,521	15,295
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	15,272
	Fufeng Group Ltd.	21,613,495	15,167
	East Money Information Co. Ltd. Class A (XSHE)	4,471,043	14,982
	China Lesso Group Holdings Ltd.	13,091,317	14,881
	Luzhou Laojiao Co. Ltd. Class A	418,100	14,736
[2]	Poly Property Services Co. Ltd. Class H	2,026,000	14,371
*	Seazen Group Ltd.	36,808,101	14,342
	Orient Securities Co. Ltd. Class A (XSSC)	8,907,177	14,333
	Beijing Enterprises Water Group Ltd.	55,888,691	14,282
[2]	Tianneng Power International Ltd.	9,604,156	14,234
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (XSHG)	2,259,599	14,155
	Uni-President China Holdings Ltd.	14,598,000	14,044
*,2	Alibaba Pictures Group Ltd.	185,889,250	14,032
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,287,495	14,001
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,879,400	13,940
	Imeik Technology Development Co. Ltd. Class A (XSHE)	157,560	13,933
*,1,2	Alphamab Oncology	8,328,000	13,924
	Chongqing Changan Automobile Co. Ltd. Class B	27,517,911	13,888
	China Petroleum & Chemical Corp. Class A	20,639,101	13,841
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	13,762
	NARI Technology Co. Ltd. Class A (XSHG)	3,494,170	13,693
	China CITIC Bank Corp. Ltd. Class A (XSSC)	18,048,766	13,515
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,198,248	13,473
	Foxconn Industrial Internet Co. Ltd. Class A	9,484,900	13,384
	Sany Heavy Equipment International Holdings Co. Ltd.	13,238,954	13,374
[1]	Dali Foods Group Co. Ltd.	29,943,048	13,352
	China Everbright Bank Co. Ltd. Class H	41,714,956	13,316
*	Lifetech Scientific Corp.	33,069,059	13,188
	WuXi AppTec Co. Ltd. Class A (XSHG)	945,146	13,128
	China Communications Services Corp. Ltd. Class H	34,390,821	13,087
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	2,650,000	13,042
[2]	Hopson Development Holdings Ltd.	10,985,753	13,021
	Grand Pharmaceutical Group Ltd.	20,660,710	12,876
*,1,2	Luye Pharma Group Ltd.	25,009,956	12,848
[1]	A-Living Smart City Services Co. Ltd.	10,124,663	12,813
	Yunnan Energy New Material Co. Ltd. (XSHE)	548,235	12,731
*	Shanghai International Airport Co. Ltd. Class A	1,413,362	12,697
	SSY Group Ltd.	20,337,775	12,652
	China Everbright Bank Co. Ltd. Class A (XSSC)	27,600,494	12,559
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,695,230	12,544
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	12,525
	BOE Varitronix Ltd.	5,250,813	12,507
	NAURA Technology Group Co. Ltd. Class A (XSHE)	356,900	12,458
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,115,906	12,295
	Skyworth Group Ltd.	19,141,212	12,262
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	12,191
	SAIC Motor Corp. Ltd. Class A	5,447,413	12,152
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	12,112

		Shares	Market Value ($000)
*	Dada Nexus Ltd. ADR	930,498	12,106
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	12,098
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,268,539	12,018
	FinVolution Group ADR	2,178,383	11,959
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	1,214,488	11,884
	China Water Affairs Group Ltd.	13,664,149	11,876
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	4,767,010	11,865
	CITIC Securities Co. Ltd. Class A (XSHG)	3,665,663	11,668
[2]	China Suntien Green Energy Corp. Ltd. Class H	24,694,823	11,592
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,263,654	11,537
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	11,526
	Fu Shou Yuan International Group Ltd.	13,572,913	11,452
	China Yongda Automobiles Services Holdings Ltd.	13,006,652	11,248
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	259,520	11,236
[2]	Xinte Energy Co. Ltd. Class H	5,352,400	11,224
	NARI Technology Co. Ltd. Class A	2,846,961	11,156
	Trina Solar Co. Ltd. Class A (XSHG)	1,044,234	11,090
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,575,247	11,086
	Sinopec Engineering Group Co. Ltd. Class H	21,988,064	11,083
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	589,369	11,007
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	838,700	11,002
[2]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,758,290	10,992
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,765,781	10,940
[1]	China Railway Signal & Communication Corp. Ltd. Class H	32,079,798	10,932
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,398,000	10,901
*,1,2	Haichang Ocean Park Holdings Ltd.	45,692,000	10,792
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,420,231	10,753
	Trina Solar Co. Ltd. Class A	1,012,063	10,749
	Ping An Bank Co. Ltd. Class A	4,820,000	10,744
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	10,744
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,484,440	10,720
	BOE Technology Group Co. Ltd. Class B (XSHE)	23,279,719	10,707
[1,2]	CanSino Biologics Inc. Class H	1,300,400	10,699
	Sun Art Retail Group Ltd.	26,472,500	10,692
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,384,000	10,686
	Suzhou Maxwell Technologies Co. Ltd. Class A	162,116	10,679
	Jinko Solar Co. Ltd. Class A	4,596,164	10,595
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	4,058,979	10,559
	Shaanxi Coal Industry Co. Ltd. Class A	3,605,683	10,456
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,370,294	10,422
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	201,154	10,421
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,152,562	10,401
	Metallurgical Corp. of China Ltd. Class H	45,755,885	10,349
*,2	XD Inc.	3,028,800	10,321
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	223,475	10,310
	Sany Heavy Industry Co. Ltd. Class A	3,956,664	10,293
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (XSHE)	1,626,600	10,259
*	COFCO Joycome Foods Ltd.	31,436,000	10,207
	CIMC Enric Holdings Ltd.	9,075,019	10,185
	China CSSC Holdings Ltd. Class A	2,886,329	10,161
	China Energy Engineering Corp. Ltd. Class A	29,075,498	10,133
	Wingtech Technology Co. Ltd. Class A	1,159,831	10,098
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	56,378,131	10,076
	Bank of Nanjing Co. Ltd. Class A	6,529,668	10,051
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,083,867	10,012
*	Vnet Group Inc. ADR	1,687,868	9,925
	Muyuan Foods Co. Ltd. Class A	1,338,367	9,911
	Weichai Power Co. Ltd. Class A (XSHE)	5,949,978	9,906

		Shares	Market Value ($000)
	Sinotrans Ltd. Class H	28,566,836	9,854
	Daqin Railway Co. Ltd. Class A	9,835,760	9,765
*	Yangzijiang Financial Holding Ltd.	34,308,798	9,721
[1]	BAIC Motor Corp. Ltd. Class H	31,461,093	9,657
*,1	Peijia Medical Ltd.	6,036,000	9,649
	Shenzhen Transsion Holdings Co. Ltd. Class A	758,476	9,626
	Shougang Fushan Resources Group Ltd.	26,432,000	9,574
	Digital China Holdings Ltd.	18,756,894	9,566
*	Hainan Meilan International Airport Co. Ltd.	3,161,000	9,540
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	1,304,658	9,538
*,2	Gushengtang Holdings Ltd.	1,395,800	9,528
	Vinda International Holdings Ltd.	3,444,000	9,505
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	1,115,229	9,500
*	Ginlong Technologies Co. Ltd. Class A	348,275	9,492
	AECC Aviation Power Co. Ltd. Class A	1,407,766	9,485
	Anhui Gujing Distillery Co. Ltd. Class A	228,881	9,446
[2]	Greentown Service Group Co. Ltd.	12,923,893	9,435
	China Everbright Ltd.	12,140,100	9,430
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,459,560	9,418
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	9,414
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,475,976	9,364
	Dongfang Electric Corp. Ltd. Class H	5,225,813	9,334
*,2	Helens International Holdings Co. Ltd.	4,847,000	9,257
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	9,251
[2]	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	9,227
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	9,196
	Lens Technology Co. Ltd. Class A	4,624,054	9,132
[1,2]	Simcere Pharmaceutical Group Ltd.	6,564,000	9,100
*	Noah Holdings Ltd. ADR	479,694	9,081
	Maxscend Microelectronics Co. Ltd. Class A	455,297	9,069
*,2	China Ruyi Holdings Ltd.	33,914,709	9,068
	Shanghai Industrial Holdings Ltd.	6,726,289	9,065
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,429,400	9,015
*	Advanced Micro-Fabrication Equipment Inc. China Class A	576,844	9,011
[2]	China International Marine Containers Group Co. Ltd. Class H	11,663,366	8,958
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	342,609	8,938
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,321,493	8,901
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,251,992	8,882
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	8,879
*	Tianqi Lithium Corp. Class H	956,600	8,867
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	8,828
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	748,920	8,824
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	8,809
[2]	China Risun Group Ltd.	18,238,000	8,804
	Hundsun Technologies Inc. Class A	1,254,280	8,795
	Montage Technology Co. Ltd. Class A	1,066,099	8,777
	SG Micro Corp. Class A	330,741	8,753
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	8,731
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,424,627	8,701
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	8,675
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	8,644
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	615,895	8,639
	Yuexiu REIT	26,402,690	8,625
	ZTE Corp. Class A (XSEC)	2,176,074	8,608
	Shede Spirits Co. Ltd. Class A	323,552	8,596
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,592,647	8,596
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,955,757	8,539
*,1,2	Ascentage Pharma Group International	2,224,700	8,516

		Shares	Market Value ($000)
[1,2]	Angelalign Technology Inc.	619,993	8,514
*	China Conch Environment Protection Holdings Ltd.	19,351,518	8,471
	Xinyi Energy Holdings Ltd.	22,986,000	8,457
	Shoucheng Holdings Ltd.	35,035,211	8,423
[2]	CIFI Holdings Group Co. Ltd.	56,367,330	8,364
	Chongqing Brewery Co. Ltd. Class A	461,151	8,237
	NetDragon Websoft Holdings Ltd.	3,544,138	8,232
	PAX Global Technology Ltd.	8,704,436	8,227
	Iflytek Co. Ltd. Class A (XSHE)	1,364,759	8,221
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	274,468	8,196
[1]	Legend Holdings Corp. Class H	6,933,114	8,120
*,1,2	Linklogis Inc. Class B	13,199,500	8,054
*	Datang International Power Generation Co. Ltd. Class H	47,002,046	8,053
	GF Securities Co. Ltd. Class H	4,909,000	8,039
[1,2]	Blue Moon Group Holdings Ltd.	12,260,000	8,028
	China Overseas Grand Oceans Group Ltd.	17,181,142	8,017
*,2	Gaotu Techedu Inc. ADR	2,015,763	8,003
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,840,742	7,962
*,2	Yeahka Ltd.	2,395,200	7,962
	Huaxia Bank Co. Ltd. Class A	10,286,640	7,946
	China Life Insurance Co. Ltd. Class A	1,571,490	7,939
*	China Southern Airlines Co. Ltd. Class A	7,261,555	7,895
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,036,625	7,891
	Yonyou Network Technology Co. Ltd. Class A	2,164,585	7,884
	Yanlord Land Group Ltd.	9,249,260	7,833
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,675,825	7,815
	ZTE Corp. Class A (XSHE)	1,971,565	7,799
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,493,865	7,794
	Lee & Man Paper Manufacturing Ltd.	17,742,000	7,774
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	7,774
	Towngas Smart Energy Co. Ltd.	14,954,000	7,772
[1]	AsiaInfo Technologies Ltd.	4,192,000	7,745
	CSG Holding Co. Ltd. Class B	19,595,573	7,687
	Bank of Ningbo Co. Ltd. Class A	1,576,870	7,683
	Tiangong International Co. Ltd.	17,907,224	7,651
	Everbright Securities Co. Ltd. Class A (XSSC)	3,223,310	7,612
	China Resources Microelectronics Ltd. Class A	928,506	7,575
*	Air China Ltd. Class A (XSHG)	4,922,114	7,545
	China Nonferrous Mining Corp. Ltd.	13,795,000	7,540
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,118,613	7,537
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	7,520
	SDIC Power Holdings Co. Ltd. Class A	4,812,507	7,518
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,216,852	7,496
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	7,477
	Zhongyu Energy Holdings Ltd.	10,263,000	7,393
	Aluminum Corp. of China Ltd. Class A	9,376,800	7,382
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	7,365
	Power Construction Corp. of China Ltd. Class A	7,062,608	7,358
*	Topchoice Medical Corp. Class A	304,579	7,348
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	57,355,595	7,344
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	7,316
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,454,863	7,297
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	7,282
	Bank of Beijing Co. Ltd. Class A	11,518,773	7,255
	China Reinsurance Group Corp. Class H	94,101,940	7,224
[2]	Ming Yuan Cloud Group Holdings Ltd.	7,666,000	7,205
	Concord New Energy Group Ltd.	73,924,071	7,179
	GoerTek Inc. Class A (XSHE)	2,313,904	7,114

		Shares	Market Value ($000)
	Gemdale Properties & Investment Corp. Ltd.	81,986,000	7,107
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,916,404	7,094
*,1,2	Microport Cardioflow Medtech Corp.	16,949,000	6,997
	Beijing United Information Technology Co. Ltd. Class A	486,020	6,985
	Angang Steel Co. Ltd. Class H	22,388,652	6,929
*,2	Canaan Inc. ADR	2,204,346	6,922
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,120,287	6,918
	China BlueChemical Ltd. Class H	25,064,568	6,890
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	6,883
	TBEA Co. Ltd. Class A	2,160,758	6,837
	China Oriental Group Co. Ltd.	33,219,736	6,836
	GigaDevice Semiconductor Inc. Class A	398,089	6,791
[1]	Genertec Universal Medical Group Co. Ltd.	11,078,168	6,789
	Shenzhen Investment Ltd.	34,483,262	6,768
	Poly Property Group Co. Ltd.	28,369,038	6,734
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	6,710
	Jiangsu King's Luck Brewery JSC Ltd. Class A	781,815	6,710
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	600,788	6,708
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,397,383	6,707
*,2	Tuya Inc. ADR	2,397,249	6,688
	Ningbo Tuopu Group Co. Ltd. Class A	627,718	6,651
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	6,650
*,1,2	Meitu Inc.	26,762,436	6,641
*,2	EHang Holdings Ltd. ADR	468,060	6,618
[1,2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,167,509	6,608
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,131,504	6,593
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	6,577
	TCL Technology Group Corp. Class A (XSHE)	10,542,722	6,575
*	Sohu.com Ltd. ADR	405,166	6,531
	China Resources Medical Holdings Co. Ltd.	8,342,289	6,529
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	3,097,198	6,521
	Anhui Expressway Co. Ltd. Class H	7,116,097	6,490
[2]	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	6,488
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,494,650	6,486
	StarPower Semiconductor Ltd. Class A (XSHG)	138,000	6,483
	Tongwei Co. Ltd. Class A (XSHG)	1,029,200	6,456
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	718,226	6,452
	Anjoy Foods Group Co. Ltd. Class A	272,798	6,450
	Western Superconducting Technologies Co. Ltd. Class A	438,623	6,404
*	HUYA Inc. ADR	1,163,443	6,399
	Shenzhen Dynanonic Co. Ltd. Class A	160,020	6,395
	Hoymiles Power Electronics Inc. Class A	43,001	6,391
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	6,366
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	772,530	6,343
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,396,930	6,330
	Ninestar Corp. Class A	830,840	6,324
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	323,700	6,319
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	696,517	6,317
	Shenwan Hongyuan Group Co. Ltd. Class A	10,186,674	6,273
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	197,900	6,266
*,2	Agile Group Holdings Ltd.	19,461,226	6,260
	LB Group Co. Ltd. Class A (XSHE)	2,017,207	6,243
*,2,3	China Evergrande Group	48,775,057	6,220
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,094,263	6,211
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	6,198
	China Jushi Co. Ltd. Class A	2,826,619	6,188
*	LexinFintech Holdings Ltd. ADR	1,863,326	6,186
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	6,160

		Shares	Market Value ($000)
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	6,144
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,459,623	6,129
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	6,096
	China Railway Group Ltd. Class A (XSHG)	7,177,429	6,069
	Sino-Ocean Group Holding Ltd.	40,254,589	6,059
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	6,038
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,947,936	6,018
*	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	6,017
	Guanghui Energy Co. Ltd. Class A	3,956,412	6,013
[1,2]	AK Medical Holdings Ltd.	5,285,000	6,009
	Livzon Pharmaceutical Group Inc. Class H	1,758,653	5,990
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,181,900	5,977
*	GD Power Development Co. Ltd. Class A	10,121,115	5,960
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	5,949
*,2	Yatsen Holding Ltd. ADR	3,664,140	5,936
	Baoshan Iron & Steel Co. Ltd. Class A	6,462,184	5,923
	CGN New Energy Holdings Co. Ltd.	15,546,000	5,923
	Sichuan Road & Bridge Group Co. Ltd. Class A	3,398,595	5,910
	Industrial Securities Co. Ltd. Class A	5,763,904	5,906
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	296,786	5,905
	Sinomine Resource Group Co. Ltd. Class A	441,980	5,897
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	391,986	5,886
	360 Security Technology Inc. Class A	5,601,095	5,822
[1]	China New Higher Education Group Ltd.	11,365,000	5,813
	China Construction Bank Corp. Class A (XSSC)	6,974,010	5,797
*	Skshu Paint Co. Ltd. Class A	315,048	5,793
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,020,900	5,786
	Lonking Holdings Ltd.	28,128,868	5,747
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	5,744
*	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	5,742
	Pylon Technologies Co. Ltd. Class A	125,915	5,739
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	520,666	5,737
	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	5,724
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,715
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	5,712
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	5,709
	Yifeng Pharmacy Chain Co. Ltd. Class A	676,160	5,691
	Founder Securities Co. Ltd. Class A	5,520,913	5,688
	Shanghai International Port Group Co. Ltd. Class A	7,164,734	5,668
*	Tianqi Lithium Corp. Class A	394,753	5,655
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	5,626
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	5,597
	Bank of Hangzhou Co. Ltd. Class A	2,885,351	5,572
	China National Nuclear Power Co. Ltd. Class A	6,213,776	5,568
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,986,721	5,568
	Zhejiang Supcon Technology Co. Ltd. Class A	407,103	5,562
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,923,794	5,557
[1]	Pharmaron Beijing Co. Ltd. Class H	755,249	5,536
	China National Software & Service Co. Ltd. Class A	494,434	5,528
[1]	Shandong Gold Mining Co. Ltd. Class H	2,865,950	5,527
	GoodWe Technologies Co. Ltd. Class A (XSHG)	91,321	5,527
	Wuxi Shangji Automation Co. Ltd. Class A	323,960	5,505
*	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,492
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	5,451
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	5,424
*	National Silicon Industry Group Co. Ltd. Class A	1,744,270	5,412
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	5,396
	YTO Express Group Co. Ltd. Class A	1,732,100	5,393

		Shares	Market Value ($000)
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,770,024	5,384
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,912,445	5,372
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,369
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	5,362
	Iflytek Co. Ltd. Class A	888,950	5,355
	By-health Co. Ltd. Class A	1,553,906	5,315
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,900,585	5,264
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,031,200	5,256
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	5,247
*,1,2	Yidu Tech Inc.	6,163,500	5,215
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	308,468	5,208
	Chengxin Lithium Group Co. Ltd. Class A	818,074	5,203
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	5,186
*	Wintime Energy Co. Ltd. Class A	21,641,900	5,171
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	547,750	5,170
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,659,628	5,136
*	SOHO China Ltd.	26,396,030	5,114
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	290,028	5,093
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	5,093
	Xinjiang Daqo New Energy Co. Ltd. Class A	697,728	5,085
	Haohua Chemical Science & Technology Co. Ltd.	757,270	5,073
	CMOC Group Ltd. Class A (XSHG)	5,998,200	5,060
	Zangge Mining Co. Ltd. Class A	1,219,300	5,057
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	5,046
[2]	China Modern Dairy Holdings Ltd.	35,493,299	5,037
[1,2]	Joinn Laboratories China Co. Ltd. Class H	957,860	5,034
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,033
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	5,028
[2]	Jinke Smart Services Group Co. Ltd. Class H	2,830,500	5,028
	Sieyuan Electric Co. Ltd. Class A	777,300	5,025
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	5,025
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,709,280	5,024
	China Southern Power Grid Energy Storage Co. Ltd. Class A	2,284,227	4,996
	Ming Yang Smart Energy Group Ltd. Class A	1,204,506	4,985
	JiuGui Liquor Co. Ltd. Class A (XSHE)	238,500	4,984
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,145,200	4,980
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	9,625,460	4,977
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,971
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,970
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	982,699	4,970
	Zhejiang Juhua Co. Ltd. Class A	2,022,362	4,970
	Joinn Laboratories China Co. Ltd. Class A	524,232	4,955
	Huayu Automotive Systems Co. Ltd. Class A	1,830,816	4,954
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,944
	China CSSC Holdings Ltd. Class A (XSHG)	1,403,700	4,941
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,939
*	Huaneng Power International Inc. Class A (XSSC)	4,445,997	4,938
	Sinopec Kantons Holdings Ltd.	13,862,976	4,923
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	4,898
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,897
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	10,158,170	4,881
	Shui On Land Ltd.	36,001,500	4,876
	TBEA Co. Ltd. Class A (XSHG)	1,541,069	4,876
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,870
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	4,855
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	4,852
*	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	4,846
*	Seres Group Co. Ltd. Class A	789,828	4,829

		Shares	Market Value ($000)
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,641,502	4,823
[1,2]	Sunac Services Holdings Ltd.	9,683,903	4,819
[2]	Kangji Medical Holdings Ltd.	4,062,500	4,818
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	4,813
	NAURA Technology Group Co. Ltd. Class A	137,400	4,796
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	4,758
[2]	CIFI Ever Sunshine Services Group Ltd.	8,664,000	4,758
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	4,749
	Beijing Tongrentang Co. Ltd. Class A	677,294	4,738
*	Li Auto Inc. Class A	387,245	4,738
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	4,725
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	4,721
[1,2]	Hope Education Group Co. Ltd.	46,036,000	4,710
	Ningbo Shanshan Co. Ltd. Class A	1,617,618	4,703
	Hoshine Silicon Industry Co. Ltd. Class A	338,200	4,676
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,518,216	4,673
	Bank of Nanjing Co. Ltd. Class A (XSHG)	3,036,176	4,673
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	4,663
*	Harbin Electric Co. Ltd. Class H	9,081,875	4,662
	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	4,648
*,2	KWG Group Holdings Ltd.	17,488,297	4,646
	Guangdong Haid Group Co. Ltd. Class A	501,059	4,628
	Gemdale Corp. Class A	3,158,608	4,626
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,072,584	4,622
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	659,200	4,611
	Gongniu Group Co. Ltd. Class A	205,153	4,608
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	4,607
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	4,590
	ENN Natural Gas Co. Ltd. Class A	1,709,231	4,575
	Huaneng Lancang River Hydropower Inc. Class A	4,602,300	4,557
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	350,787	4,543
*,2	I-Mab ADR	754,085	4,540
*	Risen Energy Co. Ltd. Class A	898,500	4,538
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	4,533
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	2,592,395	4,532
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,525
*,1,2	Ocumension Therapeutics	3,205,215	4,523
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,515
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,565,045	4,482
	New China Life Insurance Co. Ltd. Class A (XSHG)	967,600	4,469
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,459
*,2	CMGE Technology Group Ltd.	17,572,000	4,454
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	4,453
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	4,443
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,414
[2]	China Kepei Education Group Ltd.	9,364,000	4,404
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	536,190	4,403
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,394
	CMOC Group Ltd. Class A (XSSC)	5,201,011	4,387
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,379
*,1,2	Kintor Pharmaceutical Ltd.	3,284,500	4,378
*,1,2	China Renaissance Holdings Ltd.	3,288,200	4,376
	Hithink RoyalFlush Information Network Co. Ltd. Class A	248,559	4,365
	Yunnan Energy New Material Co. Ltd.	187,200	4,347
	Satellite Chemical Co. Ltd. Class A (XSEC)	1,650,688	4,339
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	4,335
	Hangzhou Silan Microelectronics Co. Ltd. Class A	823,870	4,330

		Shares	Market Value ($000)
	Ingenic Semiconductor Co. Ltd. Class A	372,616	4,314
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	4,294
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	4,294
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	4,293
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	4,286
	Canvest Environmental Protection Group Co. Ltd.	8,144,840	4,266
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	4,260
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,518,000	4,255
[1,2]	China East Education Holdings Ltd.	5,561,500	4,254
*	Yuneng Technology Co. Ltd.	55,509	4,247
	Yunnan Aluminium Co. Ltd. Class A	2,118,152	4,244
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,672,286	4,242
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,975,593	4,231
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,229
	Huaxin Cement Co. Ltd. Class H	3,686,500	4,227
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	4,214
*	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	4,212
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	975,700	4,210
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	4,197
	Guosen Securities Co. Ltd. Class A (XSHE)	3,001,741	4,179
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,796,263	4,170
	Hundsun Technologies Inc. Class A (XSHG)	593,559	4,162
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	4,142
[2]	Comba Telecom Systems Holdings Ltd.	21,568,130	4,137
*,1,2	Shimao Services Holdings Ltd.	11,145,000	4,137
*,1,2	Maoyan Entertainment	3,289,000	4,135
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	4,127
	Luxshare Precision Industry Co. Ltd. Class A	851,486	4,124
*,3	China Zhongwang Holdings Ltd.	19,211,219	4,116
	Tongkun Group Co. Ltd. Class A	1,765,399	4,116
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,692,264	4,114
	Haitong Securities Co. Ltd. Class A (XSHG)	2,966,100	4,112
	Oppein Home Group Inc. Class A	220,397	4,112
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	4,111
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	4,111
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	4,106
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	4,084
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,164,418	4,083
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	4,075
*	TCL Electronics Holdings Ltd.	8,928,329	4,071
	AIMA Technology Group Co. Ltd. Class A	472,969	4,061
*	Youngy Co. Ltd. Class A	239,500	4,058
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,113,241	4,055
	Sunresin New Materials Co. Ltd. Class A	312,499	4,051
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	4,041
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	4,038
	Health & Happiness H&H International Holdings Ltd.	2,162,951	4,035
	Hualan Biological Engineering Inc. Class A (XSHE)	1,215,975	4,026
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	4,020
*	Sichuan New Energy Power Co. Ltd.	1,366,478	4,018
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	127,745	4,018
	Ovctek China Inc. Class A (XSHE)	729,842	4,017
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	4,005
	Consun Pharmaceutical Group Ltd.	7,577,000	3,998
	Hengtong Optic-electric Co. Ltd. Class A	1,733,305	3,990
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	3,974
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,094,133	3,968
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	727,040	3,968

		Shares	Market Value ($000)
	GigaDevice Semiconductor Inc. Class A (XSHG)	232,590	3,968
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,109,392	3,966
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,583,291	3,956
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,956
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,570,891	3,949
	Xiamen Faratronic Co. Ltd. Class A	148,115	3,944
	AECC Aero-Engine Control Co. Ltd. Class A	1,020,000	3,937
	Xiamen Tungsten Co. Ltd. Class A	1,195,359	3,937
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,936
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	3,934
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	3,922
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	209,902	3,920
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	3,917
*,2,3	Shimao Group Holdings Ltd.	20,458,923	3,914
	3peak Inc. Class A	90,605	3,902
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	3,900
	Gotion High-tech Co. Ltd. Class A	806,600	3,896
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	3,879
*,1,2	CStone Pharmaceuticals	6,100,500	3,877
	iRay Technology Co. Ltd. Class A	55,809	3,868
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,859
	China Shineway Pharmaceutical Group Ltd.	4,122,885	3,849
	Satellite Chemical Co. Ltd. Class A	1,460,074	3,838
*,1,2	Mobvista Inc.	6,641,000	3,827
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	3,820
	Ninestar Corp. Class A (XSHE)	498,987	3,798
*,2	Q Technology Group Co. Ltd.	5,599,424	3,795
	Yunnan Baiyao Group Co. Ltd. Class A	445,330	3,794
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,554,800	3,780
	Liaoning Port Co. Ltd. Class A	15,634,408	3,778
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	3,777
	Dajin Heavy Industry Co. Ltd. Class A	538,200	3,776
	Ningbo Zhoushan Port Co. Ltd. Class A	6,931,463	3,773
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	3,762
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	835,605	3,751
*,2	Cosmopolitan International Holdings Ltd.	22,498,000	3,751
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,080,364	3,749
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	3,748
	Shengyi Technology Co. Ltd. Class A	1,562,060	3,744
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	511,820	3,742
*	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,741
	Gotion High-tech Co. Ltd. Class A (XSHE)	774,369	3,740
	Levima Advanced Materials Corp. Class A	639,500	3,725
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	3,720
*	DouYu International Holdings Ltd. ADR	2,041,762	3,716
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	976,814	3,715
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,712
	BBMG Corp. Class H	28,480,781	3,712
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	3,695
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,685
	Huatai Securities Co. Ltd. Class A (XSHG)	1,910,000	3,680
	XCMG Construction Machinery Co. Ltd. Class A	4,260,700	3,679
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	130,100	3,673
	Hongfa Technology Co. Ltd. Class A (XSHG)	659,568	3,668
[2]	West China Cement Ltd.	29,816,438	3,655
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,336,700	3,650
	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,646
	Caitong Securities Co. Ltd. Class A	3,136,565	3,635

		Shares	Market Value ($000)
[2]	Tian Lun Gas Holdings Ltd.	5,837,000	3,625
	China Foods Ltd.	9,653,153	3,597
	Beijing New Building Materials plc Class A	846,297	3,588
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	750,158	3,585
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,582
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	3,570
	Beijing Roborock Technology Co. Ltd. Class A	78,397	3,555
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,713,940	3,550
	Zhejiang Supor Co. Ltd. Class A	462,619	3,545
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	3,545
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	2,033,726	3,539
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	3,531
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	3,529
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	3,526
*,2	China South City Holdings Ltd.	48,401,258	3,522
	Guolian Securities Co. Ltd. Class A	1,966,900	3,522
	Yangling Metron New Material Inc. Class A	436,300	3,516
	JCET Group Co. Ltd. Class A (XSHG)	885,051	3,511
	C&D Property Management Group Co. Ltd.	6,127,000	3,510
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	3,495
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	3,494
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	459,700	3,491
*	Zhihu Inc. ADR	2,141,061	3,490
	Ningbo Xusheng Group Co. Ltd. Class A	579,474	3,490
	Andon Health Co. Ltd. Class A	465,756	3,488
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	3,483
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,479
	Wuxi Autowell Technology Co. Ltd. Class A	108,804	3,473
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,472
	Sichuan Chuantou Energy Co. Ltd. Class A	1,870,661	3,471
	Focus Media Information Technology Co. Ltd. Class A	3,361,617	3,469
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	3,466
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	3,459
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	1,483,075	3,457
*,2	Zhuguang Holdings Group Co. Ltd.	34,095,000	3,440
	CECEP Wind-Power Corp. Class A	5,812,970	3,435
	Sinofibers Technology Co. Ltd. Class A	403,400	3,435
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,435
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	3,429
*	Tibet Mineral Development Co. Class A	522,300	3,428
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,255,703	3,428
[1,2]	Medlive Technology Co. Ltd.	2,477,500	3,422
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	3,417
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,414
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	3,405
	Suzhou Novosense Microelectronics Co. Ltd. Class A	68,635	3,401
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	438,400	3,397
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	703,250	3,396
	JNBY Design Ltd.	2,616,500	3,394
	Sinolink Securities Co. Ltd. Class A	2,313,400	3,389
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	3,388
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	3,384
	Youngor Group Co. Ltd. Class A	3,513,572	3,370
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,362
*	Niu Technologies ADR	623,168	3,359
*	FIH Mobile Ltd.	31,579,000	3,350
	Beijing New Building Materials plc Class A (XSHE)	789,000	3,345

		Shares	Market Value ($000)
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	3,344
*	Empyrean Technology Co. Ltd. Class A	243,800	3,344
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	3,344
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	3,329
	Everbright Securities Co. Ltd. Class A (XSHG)	1,405,200	3,318
	Riyue Heavy Industry Co. Ltd. Class A	930,460	3,316
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	139,406	3,312
	China Film Co. Ltd. Class A	1,716,305	3,308
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	3,307
	Kehua Data Co. Ltd. Class A	440,300	3,304
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,301
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	3,296
	Nanjing Securities Co. Ltd. Class A	2,619,750	3,293
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	3,289
*	Sinofert Holdings Ltd.	23,790,032	3,283
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	3,274
*,1,2	Ascletis Pharma Inc.	6,103,000	3,264
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,261
*	Nanjing Tanker Corp. Class A	4,944,900	3,260
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	3,248
	Aisino Corp. Class A	1,818,119	3,240
	People's Insurance Co. Group of China Ltd. Class A	4,238,699	3,238
	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	3,236
*,3	China Dili Group	38,445,940	3,236
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,525,060	3,234
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,192,977	3,228
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,765,963	3,227
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,224
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,223
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	3,217
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,326,804	3,217
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,086,802	3,216
	JCET Group Co. Ltd. Class A	810,044	3,214
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	3,212
	Sangfor Technologies Inc. Class A	143,182	3,211
	Bank of Shanghai Co. Ltd. Class A	3,607,933	3,203
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,200
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,221,531	3,195
*	Youdao Inc. ADR	449,765	3,193
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	3,181
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	3,176
*	Piotech Inc. Class A	90,798	3,171
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,166
	Changchun High & New Technology Industry Group Inc. Class A	105,950	3,164
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	3,164
	Hubei Dinglong Co. Ltd. Class A	930,908	3,160
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	3,151
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	3,151
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,150
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	3,150
*,2	Guangshen Railway Co. Ltd. Class H	17,995,093	3,146
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	3,143
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	3,135
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	3,133
	Zhejiang Longsheng Group Co. Ltd. Class A	2,103,550	3,132
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	3,109
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,074,000	3,109

		Shares	Market Value ($000)
*	China Zheshang Bank Co. Ltd. Class A	7,086,700	3,109
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	3,101
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	617,400	3,097
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	3,096
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	3,095
	IKD Co. Ltd. Class A	876,400	3,094
	Wuhan DR Laser Technology Corp. Ltd. Class A	146,688	3,091
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	3,090
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	75,564	3,088
	AVICOPTER plc Class A	431,702	3,087
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,086
	Orient Securities Co. Ltd. Class A (XSHG)	1,915,504	3,082
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	3,080
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	3,077
	Zhejiang NHU Co. Ltd. Class A	1,062,792	3,070
	Taiji Computer Corp. Ltd. Class A	556,906	3,056
[2]	China SCE Group Holdings Ltd.	22,336,301	3,049
	Baoji Titanium Industry Co. Ltd. Class A	467,500	3,049
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	3,046
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,823,000	3,045
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	559,800	3,044
*	New Hope Liuhe Co. Ltd. Class A	1,562,521	3,037
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,033
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	3,029
*,2	GOME Retail Holdings Ltd.	169,020,708	3,027
*	Qi An Xin Technology Group Inc. Class A	260,752	3,025
	Sonoscape Medical Corp. Class A	401,567	3,021
	Keda Industrial Group Co. Ltd. Class A (XSHG)	1,260,300	3,006
*	Sinocelltech Group Ltd. Class A	287,325	3,006
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	2,996
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,995
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,992
	Jiangsu Yangnong Chemical Co. Ltd. Class A	182,100	2,982
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	72,556	2,982
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,977
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	193,373	2,970
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,968
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,962
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	2,958
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	2,950
	GEM Co. Ltd. Class A	2,485,886	2,948
	Sinocare Inc. Class A	543,300	2,935
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	2,928
	Yonghui Superstores Co. Ltd. Class A	5,589,740	2,911
	Jiangsu Cnano Technology Co. Ltd. Class A	226,386	2,909
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,701,406	2,907
	Offshore Oil Engineering Co. Ltd. Class A	2,941,170	2,905
*	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,896
*	Fangda Carbon New Material Co. Ltd. Class A	2,963,392	2,894
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,888
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,339,815	2,884
*	Wanda Film Holding Co. Ltd. Class A	1,373,150	2,879
	Zhejiang Huayou Cobalt Co. Ltd. Class A	294,021	2,877
	State Grid Information & Communication Co. Ltd.	1,141,900	2,870
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,857
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,853
	Xianhe Co. Ltd. Class A	601,745	2,853
	SooChow Securities Co. Ltd. Class A	2,704,898	2,852

		Shares	Market Value ($000)
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,839
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,837
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,824
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	2,824
	Wangfujing Group Co. Ltd. Class A (XSHG)	672,251	2,823
*	Juneyao Airlines Co. Ltd. Class A	1,246,530	2,822
	Beijing Shougang Co. Ltd. Class A	4,822,961	2,820
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,811
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,808
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	2,802
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,798
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,791
	Huizhou Desay Sv Automotive Co. Ltd. Class A	142,900	2,790
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	2,777
	Dongfang Electric Corp. Ltd. Class A (XSHG)	873,900	2,777
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,054,888	2,776
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,772
	Raytron Technology Co. Ltd. Class A	423,045	2,772
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	2,769
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	2,759
	Autohome Inc. Class A	319,568	2,759
	Quectel Wireless Solutions Co. Ltd. Class A	165,950	2,748
	China Meheco Co. Ltd. Class A (XSHG)	1,217,580	2,747
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	2,743
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,571,541	2,742
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	2,736
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,727
	Hangzhou Lion Electronics Co. Ltd. Class A	392,873	2,721
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	2,719
	Qingdao Gaoce Technology Co. Ltd. Class A	221,601	2,714
	China Lilang Ltd.	5,284,865	2,711
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,710
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	2,709
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	2,709
	GoerTek Inc. Class A	880,828	2,708
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,706
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	513,800	2,701
	Zhuzhou Kibing Group Co. Ltd. Class A	1,513,014	2,698
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,340,895	2,695
	Shenzhen Airport Co. Ltd. Class A	2,438,784	2,695
*	AVIC Chengdu UAS Co. Ltd.	362,695	2,685
*	Hi Sun Technology China Ltd.	23,895,186	2,684
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,683
	China National Accord Medicines Corp. Ltd. Class B	1,183,887	2,676
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,668
	Yunnan Copper Co. Ltd. Class A	1,359,300	2,663
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	2,661
	Shanghai Haixin Group Co. Class B	7,814,763	2,660
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	2,660
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,660
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	2,658
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,655
	BBMG Corp. Class A (XSSC)	7,076,779	2,654
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	2,654
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	419,013	2,653
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,653
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,652
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,651

		Shares	Market Value ($000)
	Thunder Software Technology Co. Ltd. Class A	162,200	2,648
	AVIC Electromechanical Systems Co. Ltd. Class A	1,620,145	2,648
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,644
	SDIC Capital Co. Ltd. Class A	2,601,024	2,632
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,627
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	2,623
	First Capital Securities Co. Ltd. Class A	2,937,900	2,617
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,615
	Industrial Securities Co. Ltd. Class A (XSHG)	2,552,147	2,615
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,613
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,610
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	2,606
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,603
[2]	KWG Living Group Holdings Ltd.	11,074,047	2,601
	China Coal Energy Co. Ltd. Class A (XSHG)	2,010,400	2,597
	Shanghai Medicilon Inc. Class A	83,512	2,595
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	482,625	2,592
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,592
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	2,587
	Humanwell Healthcare Group Co. Ltd. Class A	656,207	2,586
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,586
	CNHTC Jinan Truck Co. Ltd. Class A	1,070,339	2,585
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,584
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,582
*	Xi'an Bright Laser Technologies Co. Ltd. Class A	111,241	2,580
	Jingjin Equipment Inc. Class A	575,626	2,578
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,567
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,560
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	2,558
[2]	Xingda International Holdings Ltd.	12,233,093	2,543
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,543
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	2,537
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,149,360	2,532
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	2,524
	Kunshan Dongwei Technology Co. Ltd. Class A	133,051	2,523
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,521
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,513
	KBC Corp. Ltd. Class A	68,146	2,512
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	236,455	2,505
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,500
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,495
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,494
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,493
	Anhui Guangxin Agrochemical Co. Ltd. Class A	530,740	2,492
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,489
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	2,483
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	2,480
	Gree Real Estate Co. Ltd. Class A	1,695,100	2,478
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,474
	GCL Energy Technology Co. Ltd.	1,499,000	2,474
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	2,468
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	178,420	2,467
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,229,400	2,463
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,463
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,459
	Perfect World Co. Ltd. Class A	1,178,410	2,458
	Ecovacs Robotics Co. Ltd. Class A	189,700	2,457
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,455

		Shares	Market Value ($000)
*	Hwatsing Technology Co. Ltd. Class A	72,426	2,454
	Wuchan Zhongda Group Co. Ltd. Class A	3,360,100	2,443
	Will Semiconductor Co. Ltd. Shanghai Class A	174,125	2,442
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,779,610	2,442
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,442
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	2,439
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	2,438
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,434
	Central China Securities Co. Ltd. Class H	15,354,000	2,432
	China Tungsten & Hightech Materials Co. Ltd. Class A	997,660	2,430
*	CETC Acoustic-Optic-Electronic Technology Inc.	1,121,700	2,429
	Yunnan Tin Co. Ltd. Class A	1,073,299	2,426
	Pou Sheng International Holdings Ltd.	20,171,000	2,416
	CETC Cyberspace Security Technology Co. Ltd. Class A (XSHE)	473,179	2,415
	China Dongxiang Group Co. Ltd.	47,656,360	2,411
*,1,2	Redco Properties Group Ltd.	12,241,640	2,403
	Oriental Energy Co. Ltd. Class A	1,745,621	2,399
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,395
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,866,050	2,393
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,393
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,384
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,384
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,378
	Jiangsu Azure Corp.	1,053,150	2,378
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,373
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,368
	Zhuhai Huafa Properties Co. Ltd. Class A	1,712,126	2,366
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	744,387	2,365
	Goke Microelectronics Co. Ltd. Class A	176,849	2,365
	Great Wall Motor Co. Ltd. Class A	511,738	2,359
	Hunan Valin Steel Co. Ltd. Class A	3,195,400	2,355
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	2,355
	XTC New Energy Materials Xiamen Co. Ltd. Class A	181,063	2,354
	Guosen Securities Co. Ltd. Class A	1,690,321	2,353
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,352
	Inner Mongolia ERDOS Resources Co. Ltd. Class A (XSHG)	941,000	2,342
	Hesteel Co. Ltd. Class A	6,546,383	2,341
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,338
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	2,338
	China Jushi Co. Ltd. Class A (XSHG)	1,064,239	2,330
	Wuxi NCE Power Co. Ltd. Class A	177,184	2,330
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	2,329
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	871,536	2,328
	Southwest Securities Co. Ltd. Class A	3,922,781	2,324
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,100,500	2,323
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,320
	Kingsemi Co. Ltd. Class A	86,304	2,317
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,314
*,1,2	Viva Biotech Holdings	9,715,500	2,312
*	DBAPP Security Ltd. Class A	81,099	2,303
	APT Medical Inc. Class A	45,976	2,303
	Zhejiang HangKe Technology Inc. Co. Class A	306,945	2,301
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,298
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	2,296
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,288
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,288
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	2,286
	Flat Glass Group Co. Ltd. Class A	408,700	2,282

		Shares	Market Value ($000)
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	1,304,920	2,280
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	1,943,285	2,280
*	Kingnet Network Co. Ltd. Class A	1,947,732	2,279
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,878,800	2,278
*	Guocheng Mining Co. Ltd. Class A	870,800	2,276
	Zhejiang Chint Electrics Co. Ltd. Class A	476,188	2,275
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	2,274
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,273
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	2,273
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	2,272
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,268
*	China High Speed Transmission Equipment Group Co. Ltd.	4,814,934	2,266
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	2,263
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	802,256	2,263
	Intco Medical Technology Co. Ltd. Class A	609,870	2,262
	Porton Pharma Solutions Ltd. Class A	321,250	2,259
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,257
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,253
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,252
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	923,910	2,250
*,2,3	Fire Rock Holdings Ltd.	31,479,500	2,248
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,247
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,242
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,242
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A (XSHE)	2,258,900	2,241
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	2,240
*	Kaishan Group Co. Ltd. Class A	934,508	2,238
*	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,809,744	2,234
	Sanquan Food Co. Ltd. Class A	873,620	2,234
	Glarun Technology Co. Ltd. Class A	871,649	2,233
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,231
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,231
	Digital China Group Co. Ltd. Class A	611,901	2,228
	China National Medicines Corp. Ltd. Class A	488,252	2,225
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	2,222
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	2,221
	Anhui Huaheng Biotechnology Co. Ltd. Class A	88,588	2,221
	Chengtun Mining Group Co. Ltd. Class A	2,370,362	2,220
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,220
	China Energy Engineering Corp. Ltd. Class H	17,167,259	2,220
*	Elion Energy Co. Ltd. Class A	3,447,450	2,218
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,217
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,215
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,215
	Hangcha Group Co. Ltd. Class A	769,580	2,215
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,214
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	2,213
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	2,212
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	2,210
	Henan Shuanghui Investment & Development Co. Ltd. Class A	582,809	2,204
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	693,670	2,204
	JA Solar Technology Co. Ltd. Class A	224,960	2,204
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,428,899	2,202
	Shanghai Zhonggu Logistics Co. Ltd. Class A	940,400	2,201
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,196
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,071,155	2,196

		Shares	Market Value ($000)
	ZWSOFT Co. Ltd. Guangzhou Class A	68,321	2,195
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,193
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,190
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	2,189
	East Group Co. Ltd. Class A	1,984,000	2,188
	Wolong Electric Group Co. Ltd. Class A	1,084,833	2,187
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	2,186
*	Shanghai Electric Power Co. Ltd. Class A	1,459,223	2,183
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	656,006	2,183
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	2,180
*	Tongdao Liepin Group	1,587,800	2,177
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	2,174
	Wencan Group Co. Ltd. Class A	229,786	2,174
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,173
*	Sany Heavy Energy Co. Ltd. Class A	426,842	2,170
	Sinoma International Engineering Co. Class A	1,595,522	2,166
	China Kings Resources Group Co. Ltd. Class A	348,582	2,161
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	2,161
	Sineng Electric Co. Ltd. Class A	202,500	2,159
	Lao Feng Xiang Co. Ltd. Class A	302,000	2,158
	Henan Liliang Diamond Co. Ltd. Class A	104,200	2,155
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,147
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	2,145
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,144
	Asymchem Laboratories Tianjin Co. Ltd. Class A	90,199	2,143
	Henan Shenhuo Coal & Power Co. Ltd. Class A	818,700	2,135
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	2,132
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,130
	Qingdao Sentury Tire Co. Ltd. Class A	485,500	2,130
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	2,128
*	Shanghai DZH Ltd. Class A	1,945,300	2,127
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	2,127
	Nanjing Iron & Steel Co. Ltd. Class A	4,130,700	2,125
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	417,840	2,121
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,120
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,119
	Xiangcai Co. Ltd. Class A	1,488,900	2,119
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,116
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,158,896	2,116
*	Roshow Technology Co. Ltd. Class A	1,598,800	2,115
	Suplet Power Co. Ltd. Class A	356,729	2,109
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,108
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	488,985	2,107
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	2,105
	INESA Intelligent Tech Inc. Class B	4,064,822	2,104
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	2,104
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	72,895	2,104
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,102
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	2,101
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	2,101
	TCL Technology Group Corp. Class A	3,365,000	2,099
	Jason Furniture Hangzhou Co. Ltd. Class A	331,500	2,099
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	2,091
	Laobaixing Pharmacy Chain JSC Class A	356,932	2,091
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,090
*,2	Ausnutria Dairy Corp. Ltd.	3,861,000	2,086
	Hangjin Technology Co. Ltd. Class A	424,000	2,080
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,078

		Shares	Market Value ($000)
*,2	Times China Holdings Ltd.	10,648,884	2,077
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,076
	Electric Connector Technology Co. Ltd. Class A	358,005	2,072
	Metallurgical Corp. of China Ltd. Class A (XSHG)	4,140,000	2,070
	Caida Securities Co. Ltd. Class A	1,598,300	2,069
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	2,069
*	Vantone Neo Development Group Co. Ltd.	2,028,010	2,068
	Tangshan Jidong Cement Co. Ltd. Class A	1,605,300	2,067
*	China Express Airlines Co. Ltd. Class A	1,118,500	2,065
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,053
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	2,042
	Chinalin Securities Co. Ltd. Class A	924,427	2,039
[2]	First Tractor Co. Ltd. Class H	3,729,706	2,036
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	2,035
*,2	Shandong Hi-Speed New Energy Group Ltd.	270,137,198	2,034
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,034
	Zhefu Holding Group Co. Ltd. Class A	3,328,400	2,033
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	2,033
	Tian Di Science & Technology Co. Ltd. Class A	2,566,939	2,031
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	2,030
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	745,679	2,030
*,1,2	Archosaur Games Inc.	3,751,000	2,029
	China Tianying Inc. Class A	2,471,620	2,026
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	2,025
	Sichuan Swellfun Co. Ltd. Class A	167,033	2,024
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	2,024
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	4,404,621	2,022
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	2,021
	Zhejiang Dingli Machinery Co. Ltd. Class A	249,400	2,020
	Giant Network Group Co. Ltd. Class A	1,405,800	2,019
	B-Soft Co. Ltd. Class A	1,485,966	2,016
*,1,2,3	China Yuhua Education Corp. Ltd.	14,221,676	2,013
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,013
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	2,013
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	422,329	2,012
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,012
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	2,012
	Wasu Media Holding Co. Ltd. Class A	1,757,500	2,010
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	2,006
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	2,006
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,991
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,990
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	352,496	1,989
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,989
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,043,125	1,986
	Hongta Securities Co. Ltd. Class A	1,638,780	1,986
	Unisplendour Corp. Ltd. Class A	580,826	1,984
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,984
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,982
	Mango Excellent Media Co. Ltd. Class A	436,899	1,980
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,980
	Lier Chemical Co. Ltd. Class A	706,221	1,979
	Jade Bird Fire Co. Ltd. Class A	404,593	1,976
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,973
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,970
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	1,968
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	1,959
	Yankershop Food Co. Ltd. Class A	112,100	1,959

		Shares	Market Value ($000)
	CPMC Holdings Ltd.	3,405,319	1,952
[1,2]	China Everbright Greentech Ltd.	7,923,814	1,945
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,943
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,941
	Nuode New Materials Co. Ltd. Class A	1,516,200	1,940
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	471,900	1,937
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	1,935
*	Farasis Energy Gan Zhou Co. Ltd. Class A	506,551	1,934
	Shanghai Awinic Technology Co. Ltd. Class A	110,732	1,932
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,931
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,929
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,924
	TangShan Port Group Co. Ltd. Class A	4,553,335	1,923
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	1,922
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,922
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	882,336	1,921
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,921
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	1,919
*	Seazen Holdings Co. Ltd. Class A	606,000	1,917
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	1,916
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,913
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,913
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	1,912
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,912
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	661,179	1,908
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,903
	Hualan Biological Engineering Inc. Class A	574,478	1,902
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,902
	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	2,151,600	1,893
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	465,465	1,893
	Neusoft Corp. Class A	1,243,366	1,891
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,891
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,890
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,886
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,885
	Foran Energy Group Co. Ltd.	933,470	1,885
	Joyoung Co. Ltd. Class A	682,392	1,883
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,882
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,881
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	178,080	1,881
	Fibocom Wireless Inc. Class A	604,455	1,876
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	78,442	1,873
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,603,057	1,872
	Beijing Originwater Technology Co. Ltd. Class A	2,574,399	1,871
	Piesat Information Technology Co. Ltd. Class A	142,871	1,865
*	Sanwei Holding Group Co. Ltd. Class A	693,030	1,863
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,861
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,860
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,859
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,859
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	1,858
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	1,854
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,852
	Rongsheng Petrochemical Co. Ltd. Class A	938,504	1,845
	Kunlun Tech Co. Ltd. Class A	755,856	1,844
	Sinoma Science & Technology Co. Ltd. Class A	500,100	1,844
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,664,745	1,842
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,839

		Shares	Market Value ($000)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,837
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,837
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,835
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,834
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,831
	Jiangsu ToLand Alloy Co. Ltd. Class A	256,350	1,831
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,092,253	1,826
*,2	Yuzhou Group Holdings Co. Ltd.	30,691,570	1,821
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,821
	Lancy Co. Ltd. Class A	430,900	1,820
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,818
	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,812
	Sichuan Road & Bridge Group Co. Ltd. Class A (XSHG)	1,041,337	1,811
	Western Mining Co. Ltd. Class A	1,053,500	1,810
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,810
	TDG Holdings Co. Ltd. Class A	940,100	1,809
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,808
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,806
	Weihai Guangwei Composites Co. Ltd. Class A	168,500	1,803
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	1,802
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,802
	Angang Steel Co. Ltd. Class A	4,292,302	1,802
	China South Publishing & Media Group Co. Ltd. Class A	1,234,249	1,801
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,801
	Dong-E-E-Jiao Co. Ltd. Class A	275,700	1,800
	CETC Digital Technology Co. Ltd. Class A	526,968	1,796
	Bafang Electric Suzhou Co. Ltd. Class A	101,489	1,795
	Sinotrans Ltd. Class A (XSHG)	3,021,795	1,794
*	Lakala Payment Co. Ltd. Class A	718,400	1,793
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,790
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	856,438	1,785
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	1,784
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,781
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	1,780
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	325,920	1,779
	BTG Hotels Group Co. Ltd. Class A	514,100	1,779
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,777
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,773
*	Beijing Jingwei Hirain Technologies Co. Inc.	70,584	1,772
	Angel Yeast Co. Ltd. Class A	286,988	1,771
	HLA Group Corp. Ltd. (XSSC)	2,267,579	1,769
*	Bank of Zhengzhou Co. Ltd. Class A	4,923,958	1,767
	Shanghai Jahwa United Co. Ltd. Class A	378,925	1,767
	Shennan Circuits Co. Ltd. Class A	155,817	1,766
	Appotronics Corp. Ltd. Class A	421,869	1,763
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	1,760
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,759
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,758
	ORG Technology Co. Ltd. Class A	2,362,407	1,758
	Zhejiang Construction Investment Group Co. Ltd. Class A	545,100	1,757
	Sino Biological Inc. Class A	110,770	1,756
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	377,780	1,754
	YGSOFT Inc. Class A (XSHE)	1,431,258	1,749
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	154,649	1,747
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,537,140	1,742
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	683,200	1,740
	QuakeSafe Technologies Co. Ltd.	226,550	1,736

		Shares	Market Value ($000)
*	Jinlei Technology Co. Ltd.	253,900	1,735
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,732
	Huadian Power International Corp. Ltd. Class A (XSHG)	2,005,117	1,732
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,732
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,730
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,729
	Cathay Biotech Inc. Class A	178,529	1,729
	Beijing Capital Development Co. Ltd. Class A	2,014,531	1,727
	Fujian Sunner Development Co. Ltd. Class A	472,967	1,723
	CETC Cyberspace Security Technology Co. Ltd. Class A	337,394	1,722
	Central China Management Co. Ltd.	16,221,685	1,719
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,718
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,718
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,718
*	Delixi New Energy Technology Co. Ltd. Class A	135,300	1,717
	FAW Jiefang Group Co. Ltd. Class A	1,405,500	1,716
	Do-Fluoride New Materials Co. Ltd. Class A	313,600	1,716
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,716
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	1,715
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,715
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,715
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,715
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,714
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	1,713
	Shanghai AJ Group Co. Ltd. Class A	1,986,098	1,712
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	234,325	1,712
	Guizhou Zhenhua E-chem Inc. Class A	240,298	1,712
	Zhejiang Windey Co. Ltd. Class A	684,528	1,709
	All Winner Technology Co. Ltd. Class A	512,430	1,708
*	Semitronix Corp.	122,500	1,708
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	1,707
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,705
	BOC International China Co. Ltd. Class A	1,019,327	1,705
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	382,600	1,702
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	1,702
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	1,700
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,700
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,697
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,697
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,050,466	1,696
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,691
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,690
	Hangzhou Lion Electronics Co. Ltd. Class A (XSHG)	244,052	1,690
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,689
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,688
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,687
*	TongFu Microelectronics Co. Ltd. Class A	617,991	1,685
	Sai Micro Electronics Inc. Class A	693,440	1,683
	Suzhou Oriental Semiconductor Co. Ltd. Class A	48,234	1,683
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	1,680
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,678
	Jiangsu Linyang Energy Co. Ltd. Class A	1,258,325	1,676
[2]	China Tobacco International HK Co. Ltd.	1,085,000	1,676
	Shanghai M&G Stationery Inc. Class A	210,300	1,674
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,674
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,674
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,669
	Anhui Kouzi Distillery Co. Ltd. Class A	201,427	1,667

		Shares	Market Value ($000)
	Beijing Tongtech Co. Ltd. Class A	482,980	1,664
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	1,660
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	1,655
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	354,360	1,653
	Sino-Platinum Metals Co. Ltd. Class A	673,033	1,651
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,651
*	NYOCOR Co. Ltd. Class A	1,483,800	1,651
	China National Software & Service Co. Ltd. Class A (XSHG)	147,380	1,648
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,648
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	342,082	1,646
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,646
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,645
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,645
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,206,300	1,641
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,640
*	Hymson Laser Technology Group Co. Ltd. Class A	165,875	1,640
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,639
	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	1,638
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,637
	Sunstone Development Co. Ltd. Class A	373,000	1,634
	Shanghai Belling Co. Ltd. Class A	575,144	1,633
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,632
	Nanjing Gaoke Co. Ltd. Class A	1,597,551	1,627
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,625
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	1,625
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,624
	Bestechnic Shanghai Co. Ltd. Class A	80,426	1,624
	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	1,623
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,621
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,617
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,615
	Sailun Group Co. Ltd. Class A	1,085,915	1,614
	Gemdale Corp. Class A (XSHG)	1,101,700	1,614
*	GalaxyCore Inc. Class A	576,266	1,614
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,609
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,609
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,608
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,607
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	853,196	1,604
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,601
	China World Trade Center Co. Ltd. Class A	635,535	1,599
	Shanghai Construction Group Co. Ltd. Class A	4,103,782	1,599
	Winner Medical Co. Ltd. Class A	149,861	1,598
	Cinda Real Estate Co. Ltd. Class A (XSSC)	1,919,213	1,597
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,597
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	285,400	1,597
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,403,800	1,596
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A (XSHE)	1,622,754	1,595
	Rockchip Electronics Co. Ltd.	141,900	1,595
	Huafon Chemical Co. Ltd. Class A	1,414,100	1,594
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	1,591
	Yintai Gold Co. Ltd. Class A	857,780	1,589
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,409,400	1,589
*	Pang Da Automobile Trade Co. Ltd. Class A	9,653,200	1,589
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,585
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,584
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,584
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,062,900	1,583

		Shares	Market Value ($000)
	China Harmony Auto Holding Ltd.	10,751,000	1,582
*	Fulin Precision Co. Ltd. (XSHE)	676,200	1,582
*	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	1,580
	Top Resource Conservation & Environment Corp. Class A	847,100	1,578
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,577
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	1,577
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	1,576
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	389,536	1,574
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,573
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,571
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,567
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,566
	Shenghe Resources Holding Co. Ltd. Class A	641,200	1,565
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,565
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,564
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,564
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,562
	Shanghai Tunnel Engineering Co. Ltd. Class A	1,945,380	1,561
	Hainan Haide Capital Management Co. Ltd. Class A	604,977	1,557
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,556
*	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,556
	JiuGui Liquor Co. Ltd. Class A	74,400	1,555
	Arcsoft Corp. Ltd. Class A	390,648	1,555
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,553
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,553
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,552
	Jiangsu Lopal Tech Co. Ltd. Class A (XSHG)	412,501	1,552
	Beijing Dahao Technology Corp. Ltd. Class A	563,787	1,552
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,551
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	1,551
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	731,500	1,549
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	799,300	1,548
	Western Securities Co. Ltd. Class A	1,569,968	1,547
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,547
	Center International Group Co. Ltd. Class A	345,300	1,546
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,545
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,544
	Zhejiang Dahua Technology Co. Ltd. Class A	820,521	1,543
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,543
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,543
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,542
	CNPC Capital Co. Ltd. Class A	1,745,791	1,542
	INESA Intelligent Tech Inc. Class A	1,133,790	1,541
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,538
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,538
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,535
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,535
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,527
	Ganfeng Lithium Group Co. Ltd. Class A	129,860	1,527
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,527
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,525
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,525
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,524
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,523
	Xiamen C & D Inc. Class A	772,400	1,521
*	Wonders Information Co. Ltd. Class A	1,073,100	1,520
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,520

		Shares	Market Value ($000)
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,519
*	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,516
	Suzhou Everbright Photonics Co. Ltd. Class A	100,290	1,516
	Beijing Wandong Medical Technology Co. Ltd. Class A	476,723	1,516
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	606,052	1,515
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,515
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,512
	China Baoan Group Co. Ltd. Class A	811,820	1,511
	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,508
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	1,508
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,507
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	1,107,100	1,503
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	206,284	1,499
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,497
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,138	1,497
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,495
	Guangdong Lyric Robot Automation Co. Ltd. Class A	62,110	1,493
	Xuji Electric Co. Ltd. Class A	446,000	1,491
	Sichuan Yahua Industrial Group Co. Ltd. Class A	388,400	1,489
	China Fangda Group Co. Ltd. Class B	5,379,512	1,487
	Han's Laser Technology Industry Group Co. Ltd. Class A	357,723	1,487
	Jizhong Energy Resources Co. Ltd. Class A	1,519,400	1,485
*	PNC Process Systems Co. Ltd. Class A	259,400	1,484
	Zhongji Innolight Co. Ltd. Class A	342,986	1,482
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,482
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,482
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,480
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,479
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,478
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,477
	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,477
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,477
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,472
*	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,471
	Foryou Corp.	254,000	1,471
*	UTour Group Co. Ltd. Class A	1,051,725	1,470
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,469
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	355,488	1,466
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	1,466
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	574,900	1,461
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,461
*	Shengda Resources Co. Ltd. Class A	713,800	1,459
	Xiamen ITG Group Corp. Ltd. Class A	1,262,574	1,458
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,454
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,453
*	Cheng De Lolo Co. Ltd. Class A (XSHE)	1,096,852	1,452
	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	1,452
	Moon Environment Technology Co. Ltd. Class A	795,284	1,450
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,449
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,449
	China Galaxy Securities Co. Ltd. Class A	995,320	1,448
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	412,933	1,448
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,448
	Yusys Technologies Co. Ltd. Class A	618,780	1,447
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,447
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,446
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,443

		Shares	Market Value ($000)
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,442
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,438
	Citic Pacific Special Steel Group Co. Ltd. Class A	531,045	1,437
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,524,400	1,435
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,435
	Wuhan Jingce Electronic Group Co. Ltd. Class A	171,276	1,432
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,431
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,431
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,428
	Qingling Motors Co. Ltd. Class H	9,812,072	1,427
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,427
	Road King Infrastructure Ltd.	2,869,914	1,426
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,425
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,425
*	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,423
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,249,200	1,422
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,422
	Shenzhen Gas Corp. Ltd. Class A	1,333,087	1,418
	People.cn Co. Ltd. Class A	568,981	1,418
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,417
	Wuxi Taiji Industry Co. Ltd. Class A	1,770,531	1,416
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,415
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,415
	HLA Group Corp. Ltd. (XSHG)	1,812,931	1,414
	Sino Wealth Electronic Ltd. Class A (XSHE)	225,258	1,413
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,413
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,412
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,410
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,409
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,409
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,408
	Hengli Petrochemical Co. Ltd. Class A	541,200	1,407
*	Zhejiang Jinggong Science & Technology Co. Ltd. Class A	327,900	1,406
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,405
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,404
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,399
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,397
	Daan Gene Co. Ltd. Class A	591,344	1,395
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,394
*	Focused Photonics Hangzhou Inc. Class A	276,196	1,392
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	1,392
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,390
	Jiangsu Guotai International Group Co. Ltd.	1,057,871	1,390
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	1,388
	Shandong Sun Paper Industry JSC Ltd. Class A	835,800	1,385
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,385
	Jinyuan EP Co. Ltd. Class A	703,896	1,383
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,383
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,383
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,380
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	361,179	1,377
	Giantec Semiconductor Corp. Class A	98,460	1,377
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,701,990	1,374
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,370
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	73,866	1,368
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,367
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	455,347	1,366
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,251,267	1,365

		Shares	Market Value ($000)
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	670,750	1,364
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,230,910	1,362
	Fujian Apex Software Co. Ltd. Class A	183,700	1,362
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,361
	Rizhao Port Co. Ltd. Class A	3,208,600	1,357
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,356
	PhiChem Corp. Class A	498,100	1,356
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,355
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSHE)	70,500	1,355
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	1,354
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,698,046	1,352
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,352
	Ningbo Yongxin Optics Co. Ltd.	97,100	1,349
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	345,976	1,347
*,2	OneConnect Financial Technology Co. Ltd. ADR	173,671	1,346
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,345
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,344
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,344
	Chongqing Department Store Co. Ltd. Class A	374,760	1,343
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,340
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,338
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	888,150	1,338
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,338
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	553,800	1,337
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,335
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,335
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,335
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,330
*	Ourpalm Co. Ltd. Class A	2,633,461	1,329
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	1,327
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,325
	Bluestar Adisseo Co. Class A	1,009,941	1,324
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,324
	Keda Industrial Group Co. Ltd. Class A	554,600	1,323
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,323
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,323
*	Hongda Xingye Co. Ltd. Class A	2,931,800	1,322
	CNPC Capital Co. Ltd. Class A (XSHE)	1,493,200	1,319
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,304,852	1,316
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	289,694	1,316
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,316
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,314
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,405,016	1,314
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	1,310
	KPC Pharmaceuticals Inc. Class A	523,308	1,309
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,309
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,309
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,303
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,303
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,303
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,302
	Hefei Meiya Optoelectronic Technology Inc. Class A	320,005	1,301
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,300
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,299
	Xinjiang Tianshan Cement Co. Ltd. Class A	965,400	1,298

		Shares	Market Value ($000)
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,296
	ADAMA Ltd. Class A	915,100	1,295
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,295
	Shanying International Holding Co. Ltd. Class A	3,457,725	1,292
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,292
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,290
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,288
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,287
*	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,287
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,287
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,286
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,285
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,285
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,285
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	1,282
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,280
	Grinm Advanced Materials Co. Ltd. Class A	623,800	1,279
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,277
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,275
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,275
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,273
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,273
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,269
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,266
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	1,266
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,265
	Keboda Technology Co. Ltd. Class A	129,581	1,265
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	154,641	1,265
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	499,500	1,264
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,264
	Xinhuanet Co. Ltd. Class A	452,800	1,263
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,262
*	ABA Chemicals Corp. Class A	726,200	1,262
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	636,798	1,261
*	HC SemiTek Corp. Class A	1,212,450	1,260
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,258
	Bright Dairy & Food Co. Ltd. Class A	794,000	1,256
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,256
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	485,550	1,256
*	Hengdian Entertainment Co. Ltd. Class A (XSHG)	597,900	1,256
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,256
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,185,800	1,253
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,252
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	1,251
*	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,251
	CGN Power Co. Ltd. Class A	3,113,500	1,251
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,250
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,250
*	Guizhou Zhongyida Co. Ltd. Class A	475,100	1,250
	Guangdong Dowstone Technology Co. Ltd. Class A	509,500	1,249
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	1,249
	Baiyin Nonferrous Group Co. Ltd. Class A	3,084,400	1,245
	Norinco International Cooperation Ltd. Class A	939,308	1,244
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,244
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,244
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,244
	Beijing Yanjing Brewery Co. Ltd. Class A	744,900	1,243

		Shares	Market Value ($000)
*	Orient Group Inc. Class A	3,391,900	1,243
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A (XSHE)	628,800	1,240
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	426,240	1,239
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,239
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,238
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,238
*	Beijing Jetsen Technology Co. Ltd. Class A	1,742,123	1,237
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,237
	Grandblue Environment Co. Ltd. Class A	458,060	1,235
	China National Medicines Corp. Ltd. Class A (XSHG)	270,986	1,235
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,235
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,232
	Sichuan Hexie Shuangma Co. Ltd. Class A	316,512	1,231
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,230
	MLS Co. Ltd. Class A	952,800	1,229
	Shenzhen Click Technology Co. Ltd. Class A	420,000	1,229
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	382,900	1,228
*	Luoyang Glass Co. Ltd. Class A	385,300	1,228
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,227
	Cangzhou Dahua Co. Ltd. Class A	417,700	1,226
	Three's Co. Media Group Co. Ltd. Class A	77,436	1,225
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,222
	NavInfo Co. Ltd. Class A	684,887	1,220
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,220
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,219
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,218
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,218
	Hubei Energy Group Co. Ltd. Class A	1,930,290	1,217
	Edifier Technology Co. Ltd. Class A	835,300	1,217
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,216
*,2	Differ Group Auto Ltd.	42,340,000	1,216
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,215
	Wushang Group Co. Ltd. Class A	745,977	1,214
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,211
*	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	1,210
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	408,673	1,209
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,208
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	1,208
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,206
	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,205
	Shandong Head Group Co. Ltd. Class A	319,700	1,205
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,204
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,203
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,202
*	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,201
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,199
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,199
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,198
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,198
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,196
	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,196
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,195
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,193
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,193
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,192
	Eternal Asia Supply Chain Management Ltd. Class A	1,250,700	1,190
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,188

		Shares	Market Value ($000)
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,186
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,186
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,185
	Chacha Food Co. Ltd. Class A	175,021	1,184
	Wanxiang Qianchao Co. Ltd. Class A	1,516,900	1,183
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,182
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,182
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,180
	Shenzhen FRD Science & Technology Co. Ltd.	465,019	1,179
	Addsino Co. Ltd. Class A	749,900	1,178
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,177
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,177
	Changjiang Securities Co. Ltd. Class A	1,377,986	1,176
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	101,527	1,176
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	1,175
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,175
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,175
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	1,174
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,174
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,172
*,2	Zhenro Properties Group Ltd.	22,929,508	1,170
	Guangdong Hybribio Biotech Co. Ltd. Class A	442,947	1,169
*	Nations Technologies Inc. Class A	521,400	1,168
	China Sports Industry Group Co. Ltd. Class A	908,800	1,167
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,166
	Qiming Information Technology Co. Ltd. Class A	534,874	1,163
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,162
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	104,594	1,162
*	Jilin Electric Power Co. Ltd. Class A	1,294,200	1,161
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	1,161
*	Zhongtong Bus Co. Ltd.	607,400	1,161
	Camel Group Co. Ltd. Class A	872,471	1,158
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,157
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,156
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	1,154
*	Chengzhi Co. Ltd. Class A	842,000	1,152
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	1,152
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	201,400	1,151
	Shanxi Securities Co. Ltd. Class A	1,309,410	1,150
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,148
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	1,146
*	Yango Group Co. Ltd. Class A	4,010,183	1,145
	China Petroleum Engineering Corp.	2,463,500	1,144
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,141
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,139
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,138
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,138
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	1,138
	Shandong Hi-speed Co. Ltd. Class A	1,290,554	1,136
	Guoyuan Securities Co. Ltd. Class A	1,075,657	1,134
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	1,134
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,131
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,131
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,130
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,129
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,128
	Jinhong Gas Co. Ltd. Class A	362,709	1,126

		Shares	Market Value ($000)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,123
	Red Avenue New Materials Group Co. Ltd. Class A	225,600	1,122
	Sun Create Electronics Co. Ltd. Class A	234,520	1,122
	Telling Telecommunication Holding Co. Ltd. Class A	737,100	1,121
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,120
	Shenma Industry Co. Ltd. Class A	939,904	1,119
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,119
	Beyondsoft Corp. Class A	638,200	1,119
*	Greatoo Intelligent Equipment Inc.	2,052,300	1,118
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	382,700	1,118
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,115
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	1,115
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	1,114
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,113
	Shanghai Titan Scientific Co. Ltd. Class A	49,505	1,110
	China National Accord Medicines Corp. Ltd. Class A	213,347	1,109
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,109
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,103
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,103
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	1,103
	KingClean Electric Co. Ltd. Class A	238,900	1,102
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,101
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,100
*	Guosheng Financial Holding Inc. Class A	782,219	1,099
	Jiuzhitang Co. Ltd. Class A	803,900	1,099
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	1,099
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	1,099
*	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	1,098
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,097
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,096
	China Merchants Energy Shipping Co. Ltd. Class A	1,153,980	1,095
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,093
	CTS International Logistics Corp. Ltd. Class A	692,380	1,092
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,092
	Dosilicon Co. Ltd. Class A	257,910	1,092
	Inspur Electronic Information Industry Co. Ltd. Class A	310,040	1,091
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,091
*	YaGuang Technology Group Co. Ltd.	1,047,200	1,091
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	1,090
*	Royal Group Co. Ltd. Class A	810,478	1,090
	Hangzhou Onechance Tech Corp. Class A	262,325	1,090
	Luyang Energy-Saving Materials Co. Ltd. (XSHE)	305,671	1,088
	Guangzhou Haige Communications Group Inc. Co. Class A	835,700	1,087
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	1,087
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	1,086
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,085
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,084
*	Beijing Sinohytec Co. Ltd. Class A	85,889	1,084
	CanSino Biologics Inc. Class A	55,518	1,084
	Shandong Humon Smelting Co. Ltd. Class A	629,700	1,081
	Anhui Expressway Co. Ltd. Class A	920,500	1,079
	Fangda Special Steel Technology Co. Ltd. Class A	1,181,177	1,079
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,079
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	1,078
*	Lingyi iTech Guangdong Co. Class A	1,352,100	1,077
	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,077
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	1,077

		Shares	Market Value ($000)
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,077
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,077
*,2	GCL New Energy Holdings Ltd.	7,209,498	1,076
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,246,300	1,076
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,075
*	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	1,074
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,074
	Huagong Tech Co. Ltd. Class A	385,000	1,073
*	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	1,071
*	Jiajiayue Group Co. Ltd. Class A	603,492	1,070
	Zhende Medical Co. Ltd. Class A	189,800	1,070
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	522,821	1,068
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,068
	BBMG Corp. Class A (XSHG)	2,842,314	1,066
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	1,063
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	1,063
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	1,061
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,061
	Truking Technology Ltd. Class A (XSHE)	435,300	1,060
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	1,058
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,058
	Wuhan Guide Infrared Co. Ltd. Class A	604,563	1,057
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,055
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	1,054
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,051
*,3	China Aoyuan Group Ltd.	18,610,071	1,050
	Monalisa Group Co. Ltd. Class A	349,604	1,048
	Toly Bread Co. Ltd. Class A (XSHG)	421,973	1,047
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,046
	JSTI Group Class A	1,199,857	1,044
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	1,043
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,039
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	380,251	1,038
	Beijing GeoEnviron Engineering & Technology Inc. Class A	658,356	1,038
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,448,425	1,037
	Shenzhen Expressway Corp. Ltd. (XSHG)	768,900	1,036
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	580,150	1,036
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	2,611,000	1,034
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,034
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	51,401	1,033
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	1,033
	DBG Technology Co. Ltd. Class A	709,280	1,033
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	523,100	1,032
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,031
*,2	Ronshine China Holdings Ltd.	7,406,808	1,030
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	1,030
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	1,030
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,029
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,029
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,265,015	1,028
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,028
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,028
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	1,028
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	1,028
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,539,035	1,028
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,028
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	369,361	1,027
*	Greenland Holdings Corp. Ltd. Class A	2,211,132	1,027

		Shares	Market Value ($000)
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	1,024
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	81,900	1,023
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	1,022
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,022
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	1,021
*	Guoguang Electric Co. Ltd. Class A	480,600	1,021
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,020
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	1,019
*	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	1,018
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,018
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	91,600	1,018
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	1,017
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,017
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	534,933	1,016
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	1,016
	Eastcompeace Technology Co. Ltd. Class A	460,242	1,015
	Autobio Diagnostics Co. Ltd. Class A	103,610	1,012
[2]	Greenland Hong Kong Holdings Ltd.	10,544,314	1,010
	City Development Environment Co. Ltd. Class A	654,680	1,009
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	1,007
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	1,006
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	1,005
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,005
	Maccura Biotechnology Co. Ltd. Class A	366,530	1,004
	Hunan Gold Corp. Ltd. Class A	429,800	1,003
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,002
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	230,447	999
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	999
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	999
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	999
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	999
	Ningbo Huaxiang Electronic Co. Ltd. Class A	439,100	998
*	INKON Life Technology Co. Ltd. Class A	587,200	998
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	996
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	996
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	995
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	994
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	993
*	Insigma Technology Co. Ltd. Class A	1,008,500	990
	Yijiahe Technology Co. Ltd. Class A	167,000	990
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	989
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	988
	Xinxiang Richful Lube Additive Co. Ltd. Class A	51,374	988
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	298,300	987
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	987
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	985
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	985
	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	984
	Guangzhou Port Co. Ltd. Class A	2,060,800	982
	Guangdong Aofei Data Technology Co. Ltd. Class A	653,257	982
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	981
	Huangshan Novel Co. Ltd. Class A	769,699	981
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	981
	Inmyshow Digital Technology Group Co. Ltd.	877,257	981
*	Toread Holdings Group Co. Ltd. Class A	884,800	980
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	979
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	977
	Sinosoft Co. Ltd. Class A	214,340	977

		Shares	Market Value ($000)
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	975
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	214,433	975
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	974
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	973
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	973
*	Phenix Optical Co. Ltd. Class A	275,600	973
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	972
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	972
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	972
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	972
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	970
	China Union Holdings Ltd. Class A	1,594,400	967
	Huaming Power Equipment Co. Ltd. Class A	758,043	965
*	Fujian Snowman Co. Ltd. Class A	724,468	965
*	OFILM Group Co. Ltd. Class A	1,288,200	964
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	964
	Zhejiang Runtu Co. Ltd. Class A	868,351	963
	Gaona Aero Material Co. Ltd. Class A	144,300	963
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	962
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	962
	Sealand Securities Co. Ltd. Class A	1,828,130	960
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	959
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	959
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	959
	360 Security Technology Inc. Class A (XSHG)	923,000	959
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	958
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	958
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	957
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	957
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	956
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	956
	Guizhou Tyre Co. Ltd. Class A	1,253,971	954
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	953
	North Electro-Optic Co. Ltd. Class A	494,561	952
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,633,000	952
*	Gohigh Networks Co. Ltd. Class A	1,148,740	952
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	209,380	951
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	950
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	949
*	Jinzhou Jixiang Molybdenum Co. Ltd. Class A	380,789	948
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	947
	Konfoong Materials International Co. Ltd. Class A	88,900	946
	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	945
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	945
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	945
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	945
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	944
	Jack Technology Co. Ltd. Class A	309,475	943
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	943
	Marssenger Kitchenware Co. Ltd. Class A	196,597	942
*	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	941
	Shenzhen SC New Energy Technology Corp. Class A	51,300	940
*	Cambricon Technologies Corp. Ltd. Class A	101,642	940
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	709,758	939
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	939
*	Shenzhen MTC Co. Ltd. Class A	1,603,800	938

		Shares	Market Value ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	937
	Edan Instruments Inc. Class A	517,400	936
	Financial Street Holdings Co. Ltd. Class A	1,203,460	935
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	934
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	932
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	931
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	930
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	929
	Beijing Kingsoft Office Software Inc. Class A	22,199	927
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	925
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	925
	G-bits Network Technology Xiamen Co. Ltd. Class A	17,600	923
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	922
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	922
*	Mesnac Co. Ltd. Class A	860,489	922
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	921
	Sino GeoPhysical Co. Ltd. Class A	319,165	920
	Zhuhai Port Co. Ltd. Class A	1,050,000	919
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	98,084	917
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	915
	WUS Printed Circuit Kunshan Co. Ltd. Class A	482,790	913
	DongFeng Automobile Co. Ltd. Class A	1,021,612	913
*	Deppon Logistics Co. Ltd. Class A	286,900	912
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	910
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	910
	China Wuyi Co. Ltd. Class A	1,611,511	909
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	572,400	907
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	907
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	906
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	905
	China Zhenhua Group Science & Technology Co. Ltd. Class A	53,700	904
	Focus Technology Co. Ltd. Class A	310,120	903
*	Visionox Technology Inc. Class A (XSHE)	980,850	902
*	Client Service International Inc. Class A	432,967	902
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	901
	Beijing eGOVA Co. Ltd. Class A	312,103	901
	Triangle Tyre Co. Ltd. Class A	455,000	901
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	899
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	899
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	898
*	Wellhope Foods Co. Ltd. Class A	482,801	897
	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	897
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,135,592	896
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	896
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	895
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	895
	CMST Development Co. Ltd. Class A	1,180,131	894
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	893
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	891
*	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	891
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	891
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	890
	Fujian Rongji Software Co. Ltd. Class A	609,300	890
	Sichuan Teway Food Group Co. Ltd. Class A	226,750	890
	Lu Thai Textile Co. Ltd. Class B	1,343,093	889
	Jafron Biomedical Co. Ltd. Class A	177,470	889
	Beijing Ctrowell Technology Corp. Ltd. Class A	692,300	889
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	888

		Shares	Market Value ($000)
	Beijing SDL Technology Co. Ltd. Class A	660,800	887
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	582,670	885
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	885
*	Fulin Precision Co. Ltd.	378,200	885
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	883
	Anyang Iron & Steel Inc. Class A	2,716,980	883
	Shandong Lukang Pharma Class A	867,190	883
*	Liaoning Energy Industry Co. Ltd.	1,472,900	881
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	881
	Tianjin Teda Co. Ltd. Class A	1,439,243	880
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	880
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	880
*	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	879
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	878
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	878
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	877
*	Sinodata Co. Ltd. Class A	329,635	877
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	877
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	876
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	876
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	875
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	875
*	Hand Enterprise Solutions Co. Ltd. Class A	607,000	874
*	Chongqing Iron & Steel Co. Ltd. Class A	3,550,536	874
	Zhejiang Crystal-Optech Co. Ltd. Class A	464,298	874
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	874
	Guangxi LiuYao Group Co. Ltd. Class A (XSHG)	292,566	874
	Pacific Textiles Holdings Ltd.	2,424,000	873
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,840,800	872
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	867
*	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	865
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	865
	Zhejiang Yongtai Technology Co. Ltd. Class A	238,187	864
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	864
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	864
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	864
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	863
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	863
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	863
	Zhongfu Information Inc. Class A	235,500	863
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	863
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,660,400	862
*	Advanced Technology & Materials Co. Ltd. Class A	659,300	862
*	Sinopec Oilfield Service Corp. Class H	11,052,608	861
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	861
*	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	861
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	861
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	860
	Huali Industrial Group Co. Ltd. Class A	91,900	860
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,634,398	859
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	859
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	859
*	Langold Real Estate Co. Ltd. Class A	1,962,979	859
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	857
	Hongfa Technology Co. Ltd. Class A	153,730	855
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	854
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	853
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	790,160	852

		Shares	Market Value ($000)
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	852
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	852
	Xinzhi Group Co. Ltd. Class A	382,400	852
	Autel Intelligent Technology Corp. Ltd. Class A	145,673	852
*	Hengbao Co. Ltd. Class A	671,300	850
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	849
	ZhongYeDa Electric Co. Ltd. Class A	501,400	848
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	846
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	846
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	845
	Xiamen Port Development Co. Ltd. Class A	739,716	845
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	845
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	845
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	845
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	845
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	843
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	754,808	842
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	842
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	842
	Black Peony Group Co. Ltd. Class A	806,287	842
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	841
	Shanghai Maling Aquarius Co. Ltd. Class A	695,898	840
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	840
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	839
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	838
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	838
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	837
	Kuang-Chi Technologies Co. Ltd. Class A	306,600	837
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	837
	Yealink Network Technology Corp. Ltd. Class A	92,159	836
	Hainan Expressway Co. Ltd. Class A	1,170,600	836
	Tianma Microelectronics Co. Ltd. Class A	596,600	835
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	833
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	833
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	832
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	831
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	829
	Haining China Leather Market Co. Ltd. Class A	1,252,410	829
	AVICOPTER plc Class A (XSHG)	115,800	828
	Contec Medical Systems Co. Ltd. Class A	211,100	827
	Anker Innovations Technology Co. Ltd. Class A	84,600	827
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	825
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	825
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	824
	Dongjiang Environmental Co. Ltd. Class A	946,666	824
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	820
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	820
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	818
	Guangzhou Restaurant Group Co. Ltd. Class A	219,520	817
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	817
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	815
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	813
	Sinotrans Ltd. Class A (XSSC)	1,367,100	812
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	811
	Hexing Electrical Co. Ltd. Class A	291,668	810
	Huapont Life Sciences Co. Ltd. Class A	1,014,901	809
	Guomai Technologies Inc. Class A (XSHE)	680,179	809

		Shares	Market Value ($000)
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	809
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	809
	Orient International Enterprise Ltd. Class A	757,400	808
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	807
*	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	807
	Nanjing Hanrui Cobalt Co. Ltd. Class A	123,800	806
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	806
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	806
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	805
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	804
	Guangdong HEC Technology Holding Co. Ltd. Class A	560,960	803
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	509,184	803
*	QuantumCTek Co. Ltd. Class A	48,132	803
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	679,000	803
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	948,820	801
	Wuhan Keqian Biology Co. Ltd. Class A	222,593	801
	Hangzhou First Applied Material Co. Ltd. Class A	71,680	800
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	799
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	799
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	156,665	798
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	798
*	Ningbo Joyson Electronic Corp. Class A	335,840	797
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	795
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	795
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	795
*	Whirlpool China Co. Ltd. Class A	738,250	794
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	794
	China Publishing & Media Co. Ltd. Class A	1,075,300	794
*	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	794
*	Xiamen Jihong Technology Co. Ltd. Class A	336,100	793
	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	792
	China Merchants Port Group Co. Ltd. Class A	356,900	791
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	791
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	789
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	788
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	788
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	788
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	788
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	788
	Jinzhou Port Co. Ltd. Class B	2,857,215	787
	Dare Power Dekor Home Co. Ltd. Class A	562,739	787
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	787
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	786
*	Youzu Interactive Co. Ltd. Class A	485,916	786
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	786
	Chongqing Port Co. Ltd. Class A	1,210,600	785
	Newland Digital Technology Co. Ltd. Class A	371,178	783
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	783
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	783
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	783
	Guangdong Goworld Co. Ltd. Class A	521,444	782
	AUCMA Co. Ltd. Class A	881,301	782
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	781
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	781
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	779
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	2,088,700	778

		Shares	Market Value ($000)
	China West Construction Group Co. Ltd. Class A	649,000	777
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	776
*	Zhejiang Jingu Co. Ltd. Class A	779,060	776
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	775
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	774
*	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	774
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	774
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	773
	Shanxi Blue Flame Holding Co. Ltd. Class A	577,896	772
*	Air China Ltd. Class A (XSSC)	503,438	772
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	772
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	772
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	770
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	769
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	769
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	769
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	131,261	769
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	768
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	767
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	766
	Zhejiang Communications Technology Co. Ltd.	887,400	765
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	765
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	764
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	764
	Dongxing Securities Co. Ltd. Class A	615,613	763
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	335,800	763
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	763
	CCS Supply Chain Management Co. Ltd. Class A	853,540	763
*	Leo Group Co. Ltd. Class A	2,776,300	762
	Valiant Co. Ltd. Class A	292,400	762
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	761
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	761
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	218,200	761
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,031	760
	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	760
	Sichuan Meifeng Chemical IND Class A	591,151	759
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	759
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	758
	Changhong Meiling Co. Ltd. Class A	1,078,628	758
*	Inspur Software Co. Ltd. Class A	329,798	758
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	758
	Qinhuangdao Port Co. Ltd. Class A	1,824,400	757
	Hanwei Electronics Group Corp. Class A	274,002	757
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	755
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	754
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	751
*	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	751
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	751
	Beijing North Star Co. Ltd. Class A	2,453,915	750
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	749
	DHC Software Co. Ltd. Class A	813,800	748
	Hefei Department Store Group Co. Ltd. Class A	932,417	747
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	747
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	747
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	746
	Bank of China Ltd. Class A (XSHG)	1,564,597	746
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	269,000	745
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	745

		Shares	Market Value ($000)
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	745
	Everbright Jiabao Co. Ltd. Class A	1,502,708	745
	Opple Lighting Co. Ltd. Class A	298,600	743
	FIYTA Precision Technology Co. Ltd. Class A	420,085	743
	Solareast Holdings Co. Ltd. Class A	775,159	743
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	163,554	743
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	159,900	743
*	Wondershare Technology Group Co. Ltd. Class A	138,084	741
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,300,890	741
*,3	Kaisa Group Holdings Ltd.	34,138,886	740
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	740
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	740
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	740
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	740
*	Huludao Zinc Industry Co. Class A	1,526,300	739
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	739
	Beijing Shiji Information Technology Co. Ltd. Class A	290,970	738
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	736
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	736
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	736
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	735
	Sunyard Technology Co. Ltd. Class A	483,327	735
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	733
	Time Publishing & Media Co. Ltd. Class A	473,200	731
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	731
	China Greatwall Technology Group Co. Ltd. Class A	403,800	729
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	728
	Anhui Genuine New Materials Co. Ltd. Class A	452,620	728
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	574,927	726
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	726
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	726
	Luyang Energy-Saving Materials Co. Ltd.	204,100	726
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	723
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	723
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	722
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	722
	Sansteel Minguang Co. Ltd. Fujian Class A	978,600	721
	5I5J Holding Group Co. Ltd. Class A	1,773,003	721
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	721
	FAW Jiefang Group Co. Ltd.	589,943	720
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	720
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	720
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	720
	Sunvim Group Co. Ltd. Class A	909,600	720
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	720
	Zhejiang Medicine Co. Ltd. Class A	387,800	719
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,533,513	718
	Huadong Medicine Co. Ltd. Class A	101,900	717
*	Kingsignal Technology Co. Ltd. Class A	620,360	717
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	717
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	716
*	Xining Special Steel Co. Ltd. Class A	1,512,200	716
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	714
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	713
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	713
	Beijing Haixin Energy Technology Co. Ltd. Class A	1,120,179	712

		Shares	Market Value ($000)
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	712
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	712
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	711
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	711
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	526,804	710
	Daheng New Epoch Technology Inc. Class A	376,900	708
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	707
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	706
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	706
*	Jishi Media Co. Ltd. Class A	2,400,700	705
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	704
*	Shenyang Chemical Co. Ltd. Class A	944,000	704
	Era Co. Ltd. Class A	1,005,259	704
*	Infund Holding Co. Ltd.	1,027,334	703
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	703
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	702
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	700
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	700
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	699
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	697
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	697
*	Hanwang Technology Co. Ltd. Class A	231,900	697
	Sino Wealth Electronic Ltd. Class A	111,109	697
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	696
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	696
	Bank of Xi'an Co. Ltd. Class A	1,337,600	696
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	696
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	696
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	695
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	694
	Kingfa Sci & Tech Co. Ltd. Class A	462,923	694
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	694
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	692
	Newcapec Electronics Co. Ltd. Class A	488,335	692
	Digiwin Software Co. Ltd. Class A	272,194	692
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	692
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	691
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	691
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	691
	Juewei Food Co. Ltd. Class A	87,160	690
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	690
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	690
*	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	690
*	China TransInfo Technology Co. Ltd. Class A	459,400	689
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	689
	Shenzhen Kaifa Technology Co. Ltd. Class A	398,300	688
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	687
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	685
*	Vtron Group Co. Ltd. Class A	864,723	684
	Beijing Shunxin Agriculture Co. Ltd. Class A	168,792	680
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	680
	EIT Environmental Development Group Co. Ltd. Class A	287,918	680
	MLS Co. Ltd. Class A (XSHE)	527,400	680
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	679
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	678
	Vatti Corp. Ltd. Class A (XSHE)	768,748	678
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	677
	Shandong Publishing & Media Co. Ltd. Class A	711,600	676

		Shares	Market Value ($000)
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	676
	Shanghai Baosight Software Co. Ltd. Class A	91,050	676
	SPIC Industry-Finance Holdings Co. Ltd. Class A (XSHE)	986,256	675
	Beijing Haixin Energy Technology Co. Ltd. Class A (XSHE)	1,062,828	675
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A (XSHG)	141,500	674
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	673
*	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	673
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	673
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	672
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	672
	Tianfeng Securities Co. Ltd. Class A	1,491,900	671
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	668
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	668
	Goldenmax International Group Ltd. Class A (XSHE)	538,100	667
	First Tractor Co. Ltd. Class A (XSHG)	357,900	667
	China Harzone Industry Corp. Ltd. Class A	593,522	666
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	666
	Tungkong Inc. Class A	556,076	665
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	664
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	664
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	664
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	663
	Anhui Huamao Textile Co. Class A	1,074,064	663
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	662
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	662
	China Merchants Property Operation & Service Co. Ltd. Class A	271,200	662
	Tibet Tianlu Co. Ltd. Class A	927,949	661
	Merit Interactive Co. Ltd. Class A	384,848	661
*	Sinopec Oilfield Equipment Corp. Class A	719,342	660
*	Grand Industrial Holding Group Co. Ltd.	460,000	658
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	657
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	80,296	657
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	657
	Tengda Construction Group Co. Ltd. Class A	1,637,499	656
	Shenzhen Energy Group Co. Ltd. Class A	713,200	655
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	655
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	655
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	654
*	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	654
*	Yifan Pharmaceutical Co. Ltd. Class A	339,300	652
	ENC Digital Technology Co. Ltd. Class A	482,090	652
	Hainan Strait Shipping Co. Ltd. Class A	770,950	650
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	648
	Bank of Chengdu Co. Ltd. Class A	300,000	647
	Beijing SL Pharmaceutical Co. Ltd. Class A	505,196	646
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	646
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	646
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	646
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	646
	Shenzhen Jinjia Group Co. Ltd. Class A	561,336	645
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	644
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,531,000	643
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	643
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	641
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	639
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	639

		Shares	Market Value ($000)
	Chengdu ALD Aviation Manufacturing Corp. Class A	131,300	639
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	210,300	638
	CMST Development Co. Ltd. Class A (XSHG)	842,000	638
*	Hwa Create Co. Ltd. Class A	583,500	638
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	638
*	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	638
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	637
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	636
	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	635
*	China Quanjude Group Co. Ltd. Class A	278,800	634
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	634
	CSSC Science & Technology Co. Ltd. Class A	340,900	633
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	633
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	633
*	Surfilter Network Technology Co. Ltd. Class A	617,768	633
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	632
	Vontron Technology Co. Ltd. Class A	423,300	631
*	Montnets Cloud Technology Group Co. Ltd. Class A	348,000	630
	Anhui Korrun Co. Ltd. Class A	251,860	629
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	638,329	628
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	522,900	628
	Joeone Co. Ltd. Class A	502,277	627
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	627
*	Duolun Technology Corp. Ltd. Class A	587,777	627
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	626
	Betta Pharmaceuticals Co. Ltd. Class A	70,200	626
	FSPG Hi-Tech Co. Ltd. Class A	885,500	626
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	626
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	626
	PKU Healthcare Corp. Ltd. Class A	560,500	625
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	625
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	625
	VanJee Technology Co. Ltd. Class A	201,160	625
	Chimin Health Management Co. Ltd. Class A	428,400	625
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	624
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	620
*	Alpha Group Class A (XSHE)	827,701	620
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	620
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	618
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	618
*	Hubei Century Network Technology Co. Ltd. Class A	258,500	618
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	846,524	617
*	Sunward Intelligent Equipment Co. Ltd. Class A	669,120	617
*	Shanghai Shimao Co. Ltd. Class A	1,719,612	617
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	617
	Xiamen Intretech Inc. Class A	215,390	617
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	617
	LB Group Co. Ltd. Class A	199,000	616
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	616
*	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	616
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	615
	CITIC Press Corp. Class A	192,900	615
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	613
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	612
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	612
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	612
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	611
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	611

		Shares	Market Value ($000)
	Shanghai Pudong Construction Co. Ltd. Class A	575,741	610
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	610
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	610
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	609
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	609
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	609
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	608
	Beijing BDStar Navigation Co. Ltd. Class A	136,800	607
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	607
	Bestore Co. Ltd. Class A	118,400	607
	Chongqing Yukaifa Co. Ltd. Class A	930,100	606
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	606
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	605
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	604
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	604
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	604
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	604
	Zhejiang Hailiang Co. Ltd. Class A	325,700	603
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	603
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	603
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	603
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	157,879	602
*	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	602
*	Simei Media Co. Ltd. Class A	769,200	602
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	601
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	601
*	Xinlun New Materials Co. Ltd.	1,033,500	601
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	601
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	600
*	Feitian Technologies Co. Ltd. Class A	392,500	597
	Skyworth Digital Co. Ltd. Class A	262,900	596
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	595
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	593
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	592
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	591
*	Tangrenshen Group Co. Ltd. Class A	508,700	590
*	New Huadu Technology Co. Ltd. Class A	595,500	590
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	590
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	589
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	589
	North Huajin Chemical Industries Co. Ltd. Class A	546,600	588
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	588
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	588
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	587
	Emei Shan Tourism Co. Ltd. Class A	478,100	586
	Shandong Shengli Co. Class A	973,577	585
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	585
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	585
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	478,500	584
*	Hangzhou Century Co. Ltd. Class A	822,400	581
	Double Medical Technology Inc. Class A	109,500	581
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	579
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	578
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	577
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	576
	Haoxiangni Health Food Co. Ltd. Class A	506,788	575
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	574
*	China High Speed Railway Technology Co. Ltd. Class A	1,584,100	573

		Shares	Market Value ($000)
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	573
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	573
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	572
	Sinochem International Corp. Class A (XSHG)	539,110	571
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	571
*	Changchun Gas Co. Ltd. Class A	741,500	570
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	570
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	568
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	567
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	567
	Beken Corp. Class A	122,587	566
*	Tibet Summit Resources Co. Ltd. Class A	157,132	565
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	564
	Maanshan Iron & Steel Co. Ltd. Class H	2,306,000	563
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	563
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	563
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	563
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	562
	Shantou Dongfeng Printing Co. Ltd. Class A	837,600	562
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	562
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	561
*	Shenzhen Infogem Technologies Co. Ltd. Class A	350,400	560
*	Create Technology & Science Co. Ltd. Class A	385,756	559
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	559
*	Rendong Holdings Co. Ltd.	522,865	558
	Nanjing Chixia Development Co. Ltd. Class A	947,000	556
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	556
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	556
	Konka Group Co. Ltd. Class A	793,800	555
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	555
	Shandong Denghai Seeds Co. Ltd. Class A	180,500	555
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	554
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	552
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	550
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	763,061	549
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	549
	Hangzhou Cable Co. Ltd. Class A	652,000	549
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	549
	Xiangyu Medical Co. Ltd. Class A	107,228	549
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	548
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	548
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	548
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	548
	Southern Publishing & Media Co. Ltd. Class A	445,500	547
	Jiangling Motors Corp. Ltd. Class B	635,970	545
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	545
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	545
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	545
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	545
	Northeast Securities Co. Ltd. Class A	528,100	543
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	543
	Wuhu Token Science Co. Ltd. Class A	557,783	543
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	543
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	543
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	542
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	542
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	541
	PharmaBlock Sciences Nanjing Inc. Class A	43,491	540

		Shares	Market Value ($000)
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	540
*	Sundy Land Investment Co. Ltd. Class A	1,281,700	539
	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	539
	Shanghai STEP Electric Corp. Class A	494,600	539
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	539
*	Global Infotech Co. Ltd. Class A	388,600	539
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	538
*	Wisesoft Co. Ltd. Class A	231,865	537
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	536
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	536
	Transfar Zhilian Co. Ltd. Class A	597,325	536
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	535
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	533
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	1,225,100	531
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	531
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	520,128	530
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	530
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	149,726	529
*	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	529
*	Guangdong Delian Group Co. Ltd. Class A	675,035	529
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	528
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	527
	Western Region Gold Co. Ltd. Class A	274,400	526
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	526
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	526
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	526
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	524
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	524
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	523
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	522
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	522
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	522
	Qingdao Citymedia Co. Ltd. Class A	496,400	521
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	521
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	521
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	520
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	520
	BGI Genomics Co. Ltd. Class A	64,249	519
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	519
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	517
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	515
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	515
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	514
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	514
	Bank of Qingdao Co. Ltd. Class A	1,008,280	513
*	Tech-Bank Food Co. Ltd. Class A	562,280	513
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	513
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	512
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	511
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	511
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	507
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	506
	Fujian Star-net Communication Co. Ltd. Class A	163,400	505
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	505
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	504
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	503
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	502

		Shares	Market Value ($000)
	China Construction Bank Corp. Class A (XSHG)	604,100	502
*	Hongbo Co. Ltd. Class A	456,950	502
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	627,000	500
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	176,991	499
	Shenzhen Gongjin Electronics Co. Ltd. Class A	384,348	499
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	1,062,000	499
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	499
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	498
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	497
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	497
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	496
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	496
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	503,000	495
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	495
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	493
	Hangzhou Robam Appliances Co. Ltd. Class A	110,300	492
	CECEP Solar Energy Co. Ltd. Class A	432,400	492
*	Lander Sports Development Co. Ltd. Class A	1,172,450	492
	LianChuang Electronic Technology Co. Ltd. Class A	241,900	492
	Sinoma International Engineering Co. Class A (XSHG)	361,650	491
	Shenzhen Goodix Technology Co. Ltd. Class A	63,456	490
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	490
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	490
	China Railway Tielong Container Logistics Co. Ltd. Class A	597,800	489
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	489
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	488
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	488
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	488
	Jinhui Liquor Co. Ltd. Class A	130,000	486
	Hunan Zhongke Electric Co. Ltd. Class A	162,400	486
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	485
*	Genimous Technology Co. Ltd. Class A	579,300	484
	Chongqing Water Group Co. Ltd. Class A	623,550	484
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	484
*	Rastar Group Class A	1,078,500	483
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	483
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	481,800	482
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	210,700	482
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	481
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	481
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	481
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	481
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	359,400	478
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	478
	Beijing eGOVA Co. Ltd. Class A (XSHE)	164,241	474
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	474
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	474
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	192,787	473
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	473
*	Ningbo Cixing Co. Ltd. Class A	598,800	473
	Harbin Hatou Investment Co. Ltd. Class A	623,100	472
	Qingdao Doublestar Co. Ltd. Class A	748,900	472
	Winall Hi-Tech Seed Co. Ltd. Class A	182,400	472
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	471
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	471
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	469
	Streamax Technology Co. Ltd. Class A	145,100	469

		Shares	Market Value ($000)
	Beijing Water Business Doctor Co. Ltd. Class A	349,774	468
*	Shenzhen World Union Group Inc. Class A	978,805	468
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	468
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	468
*	Eastone Century Technology Co. Ltd. Class A	843,315	468
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	468
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	466
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	465
	Aerospace Hi-Tech Holdings Group Ltd. Class A	330,130	464
	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	464
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	495,361	463
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	282,500	462
*	H&R Century Union Corp. Class A	709,000	462
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	462
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	462
	Three Squirrels Inc. Class A	149,540	461
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	461
	Yotrio Group Co. Ltd. Class A	844,600	460
*	Holitech Technology Co. Ltd. Class A	1,039,700	460
*	Sichuan Haite High-tech Co. Ltd. Class A	346,300	460
	Visual China Group Co. Ltd. Class A	202,419	459
	Central China Land Media Co. Ltd. Class A	374,700	459
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	459
	Ligao Foods Co. Ltd. Class A	34,600	459
	Aerospace Hi-Tech Holdings Group Ltd. Class A (XSHE)	326,020	458
	Hongbaoli Group Corp. Ltd. Class A	714,859	458
	Shandong Xiantan Co. Ltd. Class A	326,550	458
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	457
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	455
	Hebei Huijin Group Co. Ltd. Class A	485,900	454
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,287,637	453
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	542,300	453
	ZYNP Corp. Class A	522,900	452
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	452
	Xinfengming Group Co. Ltd. Class A	243,655	451
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	451
	MYS Group Co. Ltd. Class A (XSHE)	789,767	451
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	449
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	449
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	448
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	448
	China Meheco Co. Ltd. Class A	198,184	447
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	447
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	447
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	125,760	447
	Sanlux Co. Ltd. Class A	648,400	446
	Jinneng Science&Technology Co. Ltd. Class A	305,200	444
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	441
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	439
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	439
*	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	438
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	438
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	108,400	437
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	435
*	China Television Media Ltd. Class A	310,000	435
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	435
*	Strait Innovation Internet Co. Ltd. Class A	640,698	434

		Shares	Market Value ($000)
*	Doushen Beijing Education & Technology Inc. Class A	866,539	434
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	434
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	434
	Metro Land Corp. Ltd. Class A	561,500	434
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	451,000	433
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	433
	Guizhou Gas Group Corp. Ltd. Class A	360,400	432
*	KraussMaffei Co. Ltd. Class A	431,434	432
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	1,076,300	432
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	430
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	429
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	429
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	426
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	175,700	425
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	50,700	424
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	423
	Yunda Holding Co. Ltd. Class A	192,166	422
	Digital China Information Service Co. Ltd. Class A	243,900	422
*	Talkweb Information System Co. Ltd. Class A	405,107	422
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	421
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	421
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	421
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	305,400	420
	Beijing Forever Technology Co. Ltd. Class A	349,700	419
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	80,000	419
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	419
	Ovctek China Inc. Class A	75,740	417
*	YLZ Information Technology Co. Ltd. Class A	444,300	416
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	414
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	413
	Xiamen Kingdomway Group Co. Class A	136,200	412
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	412
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	412
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	411
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	478,000	409
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	408
	Fujian Funeng Co. Ltd. Class A	220,488	407
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	407
	Zheshang Securities Co. Ltd. Class A	257,100	406
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	406
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	406
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	406
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	405
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	404
*	Fujian Green Pine Co. Ltd. Class A	355,400	404
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	402
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	402
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	402
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	400
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	399
	Hisense Home Appliances Group Co. Ltd.	280,000	397
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	397
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	397
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	397
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	395
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	394
*	Jinke Properties Group Co. Ltd. Class A	1,338,788	393

		Shares	Market Value ($000)
*	Shanghai Lonyer Data Co. Ltd. Class A	326,300	393
	Fujian Cement Inc. Class A	472,320	392
	Suzhou TFC Optical Communication Co. Ltd. Class A	93,000	392
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	442,000	391
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	391
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	391
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	391
*	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	391
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	214,117	391
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	390
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	390
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	389
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	389
	China Wafer Level CSP Co. Ltd. Class A	129,292	388
	Suning Universal Co. Ltd. Class A	796,549	387
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	386
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	385
	Shenzhen Agricultural Products Group Co. Ltd. Class A	461,800	384
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	384
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	384
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	384
	Unilumin Group Co. Ltd. Class A	428,200	383
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	383
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	383
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	382
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	18,400	382
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	325,700	381
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	381
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,300	379
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	378
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	378
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	377
	Thinkingdom Media Group Ltd. Class A	124,581	377
	Konka Group Co. Ltd. Class A (XSHE)	535,900	375
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	375
*	Tangel Culture Co. Ltd. Class A	745,400	373
	Guangdong South New Media Co. Ltd. Class A	67,212	373
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	373
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	372
	Lucky Film Co. Class A (XSHG)	309,500	370
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	33,304	370
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	368
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	368
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	345,300	367
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	367
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	367
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	366
	CNGR Advanced Material Co. Ltd. Class A	31,700	366
*	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	365
	Renhe Pharmacy Co. Ltd. Class A	381,501	363
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	363
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	363
*	Huafon Microfibre Shanghai Technology Co. Ltd.	593,346	361
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	361
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	361
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	506,160	360
	MYS Group Co. Ltd. Class A (XSEC)	628,125	359

		Shares	Market Value ($000)
	Baida Group Co. Ltd. Class A	256,600	359
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	357
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	357
	Befar Group Co. Ltd. Class A (XSSC)	439,492	355
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	354
	StarPower Semiconductor Ltd. Class A	7,500	352
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	742,600	348
*	STO Express Co. Ltd. Class A	223,899	347
	Dashang Co. Ltd. Class A (XSSC)	132,900	346
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	346
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	345
	Eoptolink Technology Inc. Ltd. Class A	92,445	345
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A (XSHE)	794,400	344
	Luenmei Quantum Co. Ltd. Class A	351,842	343
	Weifu High-Technology Group Co. Ltd. Class A	124,100	343
	Guomai Technologies Inc. Class A	287,886	342
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	342
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	342
	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	341
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	249,626	338
	Topsec Technologies Group Inc. Class A	205,200	337
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	337
	Henan Yuguang Gold & Lead Co. Ltd. Class A	391,300	336
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	336
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	334
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	333
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	333
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	97,600	331
	Qianhe Condiment & Food Co. Ltd. Class A	99,504	331
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	330
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	329
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	329
*	Shanghai Junshi Biosciences Co. Ltd. Class A	38,639	329
*	Wuxi Hodgen Technology Co. Ltd. Class A	416,100	328
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	328
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	319
	Tongyu Communication Inc. Class A (XSHE)	182,475	319
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	315
	GoodWe Technologies Co. Ltd. Class A	5,199	315
*	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	314
	Suzhou Anjie Technology Co. Ltd. Class A	150,460	312
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	312
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	310
[1]	Orient Securities Co. Ltd. Class H	524,000	309
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	155,280	309
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	540,800	309
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	309
	Zhejiang Wanma Co. Ltd. Class A	221,800	304
*	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	304
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	303
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	299
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	293
*,3	Sunac China Holdings Ltd.	45,814,020	292
	Shanghai AtHub Co. Ltd. Class A	69,580	289
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	250,100	289
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	40,800	289
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	288
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	287

		Shares	Market Value ($000)
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	353,100	286
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	286
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	284
	Jiangsu Huahong Technology Stock Co. Ltd. Class A (XSHE)	96,100	284
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	283
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	282
	IReader Technology Co. Ltd. Class A	115,394	281
	Shenzhen Kinwong Electronic Co. Ltd. Class A	86,772	281
*	RiseSun Real Estate Development Co. Ltd. Class A	855,744	279
	Xinyu Iron & Steel Co. Ltd. Class A	443,400	279
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	279
*	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	278
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	278
	Hangxiao Steel Structure Co. Ltd. Class A	324,200	277
*	Visionox Technology Inc. Class A	300,796	276
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	414,800	275
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	275
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	274
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	274
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	273
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	272
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	272
	Sansure Biotech Inc. Class A	80,076	272
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	270
*	Greattown Holdings Ltd. Class A	546,421	269
*	Henan Zhongfu Industry Co. Ltd. Class A	549,900	269
*,3	Colour Life Services Group Co. Ltd.	3,390,570	268
	CSG Holding Co. Ltd. Class A	249,200	268
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	268
	YongXing Special Materials Technology Co. Ltd. Class A	15,900	268
	Red Star Macalline Group Corp. Ltd. Class A	305,030	265
	Shenzhen Aisidi Co. Ltd. Class A	188,800	264
	Lucky Film Co. Class A (XSSC)	219,191	262
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	139,800	261
*	An Hui Wenergy Co. Ltd. Class A	395,790	261
*	Zhejiang Wanliyang Co. Ltd. Class A	186,300	257
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	256
	Realcan Pharmaceutical Group Co. Ltd. Class A	420,100	254
*	Alpha Group Class A	339,300	254
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	254
	CQ Pharmaceutical Holding Co. Ltd. Class A	321,900	253
	Camel Group Co. Ltd. Class A (XSHG)	190,580	253
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	251
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	249
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	237,600	249
*	Chongqing Dima Industry Co. Ltd. Class A	778,307	249
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	250,600	249
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	247
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	243
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	242
	Jenkem Technology Co. Ltd. Class A	9,368	242
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	241
	Accelink Technologies Co. Ltd. Class A	92,200	238
	Bengang Steel Plates Co. Ltd. Class B	1,215,011	236
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	236
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	235
	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	234

		Shares	Market Value ($000)
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	234
	Guangdong Golden Dragon Development Inc. Class A	114,600	233
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	232
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	324,720	231
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	230
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	230
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	228
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	227
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	227
	Sansure Biotech Inc. Class A (XSHG)	66,779	227
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	225
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	225
	Truking Technology Ltd. Class A	92,500	225
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	220
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	162,400	220
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	219
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	219
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	216
	Longshine Technology Group Co. Ltd. Class A	58,000	215
	Canny Elevator Co. Ltd. Class A	185,877	214
	YGSOFT Inc. Class A	173,738	212
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	203
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	9,837	202
*	Grandjoy Holdings Group Co. Ltd. Class A	359,500	200
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	198
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	198
	Jiangsu Gian Technology Co. Ltd. Class A	55,008	196
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	187,500	194
	China Kings Resources Group Co. Ltd. Class A (XSHG)	31,300	194
*	Tongding Interconnection Information Co. Ltd. Class A	268,000	193
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	193
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	192
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	189
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	189
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	188
	Avary Holding Shenzhen Co. Ltd. Class A	43,500	186
*	Hytera Communications Corp. Ltd. Class A	219,500	185
	Hainan Poly Pharm Co. Ltd. Class A	46,824	184
*	263 Network Communications Co. Ltd. Class A	194,200	184
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	184
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	181
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	180
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	180
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	177
*	Innuovo Technology Co. Ltd. Class A	158,700	176
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	175
	Hunan Aihua Group Co. Ltd. Class A	42,200	173
	CECEP Wind-Power Corp. Class A (XSHG)	293,540	173
	Huaxi Securities Co. Ltd. Class A	142,200	172
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	169
	Nantong Jianghai Capacitor Co. Ltd. Class A	44,660	166
	Shenzhen Desay Battery Technology Co. Class A	23,345	165
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	165
	Jiangsu Lopal Tech Co. Ltd. Class A	43,800	165
	Shenzhen Sunlord Electronics Co. Ltd. Class A	38,500	164
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	164
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	164
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	290,550	163

		Shares	Market Value ($000)
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	163
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	157
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	156
	Jiangsu Yoke Technology Co. Ltd. Class A	20,100	156
	China Great Wall Securities Co. Ltd. Class A	115,600	156
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	23,100	155
	Huabao Flavours & Fragrances Co. Ltd. Class A	42,321	154
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	153
	Goldenmax International Group Ltd. Class A	123,800	153
	Yantai Eddie Precision Machinery Co. Ltd. Class A	63,560	153
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	152
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	321,240	151
*	Oceanwide Holdings Co. Ltd. Class A	767,000	149
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	148
	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	148
*	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	147
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	147
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	147
	JL Mag Rare-Earth Co. Ltd. Class A	29,120	146
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	32,500	146
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	145
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	143
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	119,859	141
	Guangxi LiuYao Group Co. Ltd. Class A (XSSC)	46,620	139
	Dashang Co. Ltd. Class A (XSHG)	53,500	139
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	139
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	139
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	139
	C&S Paper Co. Ltd. Class A	72,800	138
	Jinzhou Port Co. Ltd. Class A	267,100	138
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	135
	Imeik Technology Development Co. Ltd. Class A	1,500	133
	CGN Nuclear Technology Development Co. Ltd. Class A	108,598	131
	Huafu Fashion Co. Ltd.	278,500	129
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	129
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	129
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	129
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	128
	Guangdong Tapai Group Co. Ltd. Class A	110,900	126
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	124
*	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	123
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	123
	Eastern Communications Co. Ltd. Class B	290,300	122
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	119
*	Berry Genomics Co. Ltd. Class A	65,305	119
*	Jointo Energy Investment Co. Ltd. Hebei Class A	145,900	119
*	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	118
	PCI Technology Group Co. Ltd. Class A	135,900	116
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	115
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	113
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	110
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	110
*	HyUnion Holding Co. Ltd. Class A	87,800	108
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	106
	Sumavision Technologies Co. Ltd. Class A	135,700	105
*	Blue Sail Medical Co. Ltd. Class A	87,564	105

		Shares	Market Value ($000)
	Shang Gong Group Co. Ltd. Class B	276,380	102
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	29,000	102
	Zhejiang Yasha Decoration Co. Ltd. Class A	138,500	97
	Tongyu Communication Inc. Class A (XSEC)	55,500	97
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	90
	Toly Bread Co. Ltd. Class A	35,476	88
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	87
	COFCO Capital Holdings Co. Ltd. Class A	78,200	87
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	86
	Better Life Commercial Chain Share Co. Ltd. Class A	94,200	85
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	84
*	Sichuan Languang Development Co. Ltd. Class A	484,272	83
	Shanghai New World Co. Ltd. Class A (XSSC)	80,500	83
	Jiangsu Huaxicun Co. Ltd. Class A	95,200	82
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	81
*	YanTai Shuangta Food Co. Ltd. Class A	90,500	81
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	78
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	76
	Infore Environment Technology Group Co. Ltd. Class A	105,300	76
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	34,100	75
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	67,400	74
*	Wuhan P&S Information Technology Co. Ltd. Class A	105,700	72
	Jiangling Motors Corp. Ltd. Class A	31,900	71
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	70
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	67
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	67
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	66
	Vatti Corp. Ltd. Class A	73,700	65
	Ningbo Deye Technology Co. Ltd. Class A	1,260	65
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	63
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	59
	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	59
	Zhongshan Public Utilities Group Co. Ltd. Class A	52,100	56
*	Shenzhen Center Power Tech Co. Ltd. Class A	17,600	50
*	Beijing VRV Software Corp. Ltd. Class A	73,500	49
*	Cheng De Lolo Co. Ltd. Class A	36,020	48
	Fulongma Group Co. Ltd. Class A	34,300	46
	Zhejiang Meida Industrial Co. Ltd. Class A	24,400	43
*	Shenzhen Das Intellitech Co. Ltd. Class A	71,600	42
*	Luoniushan Co. Ltd. Class A	40,200	41
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	13,520	39
*	Shenzhen Anche Technologies Co. Ltd. Class A	18,400	37
	Shanghai Haixin Group Co. Class A	32,500	30
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	27
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	17,250	19
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	10
*	Hengdian Entertainment Co. Ltd. Class A (XSSC)	722	2
*,2,3	Midas Holdings Ltd.	202,000	—
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	China Huiyuan Juice Group Ltd.	9,298,137	—
	H World Group Ltd.	70	—

		Shares	Market Value ($000)
*,3	CT Environmental Group Ltd.	38,490,600	—
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
			35,709,179
Colombia (0.2%)
	Bancolombia SA ADR	1,597,645	48,329
	Ecopetrol SA	43,961,433	25,130
	Interconexion Electrica SA ESP	6,132,660	25,009
	Bancolombia SA	2,769,775	24,909
	Ecopetrol SA ADR	1,105,668	12,594
	Grupo de Inversiones Suramericana SA	1,385,805	12,139
	Bancolombia SA Preference Shares	1,283,917	9,759
	Banco Davivienda SA Preference Shares	1,379,340	7,533
	Grupo Aval Acciones y Valores SA Preference Shares	52,905,891	6,493
	Cementos Argos SA	6,642,601	4,571
	Grupo de Inversiones Suramericana SA Preference Shares	1,167,879	3,072
	Grupo Aval Acciones y Valores SA ADR	294,756	713
*	BAC Holding International Corp.	9,982,233	440
			180,691
Czech Republic (0.1%)
	CEZ A/S	2,218,768	90,131
	Komercni Banka A/S	1,055,348	35,620
[1]	Moneta Money Bank A/S	4,616,868	17,044
	Philip Morris CR A/S	6,097	4,682
[2]	Colt CZ Group SE	32,709	874
			148,351
Egypt (0.1%)
	Commercial International Bank Egypt SAE	31,119,720	51,186
	Egypt Kuwait Holding Co. SAE	8,289,310	9,636
*	Egyptian Financial Group-Hermes Holding Co.	14,561,726	9,173
	Eastern Co. SAE	13,712,078	8,141
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	7,421
	Talaat Moustafa Group	14,061,132	4,736
*	ElSewedy Electric Co.	10,308,046	4,373
	Telecom Egypt Co.	4,679,438	4,247
	Egypt Kuwait Holding Co. SAE (XCAI)	1,519,670	1,865
*	Medinet Nasr Housing	14,230,342	1,661
			102,439
Greece (0.4%)
*	Eurobank Ergasias Services & Holdings SA	35,769,506	48,535
	Hellenic Telecommunications Organization SA	3,031,690	47,792
*	Alpha Services & Holdings SA	29,629,211	40,369
	OPAP SA	2,614,816	39,263
	Mytilineos SA	1,460,160	37,775
*	National Bank of Greece SA	7,661,956	36,430
	JUMBO SA	1,549,491	27,825
*	Public Power Corp. SA	2,945,328	23,465
	Motor Oil Hellas Corinth Refineries SA	748,688	18,296
*	Piraeus Financial Holdings SA	7,765,187	16,082
	Terna Energy SA	707,213	15,418
*	GEK Terna Holding Real Estate Construction SA	771,604	10,479
*	LAMDA Development SA	949,434	6,493
	Helleniq Energy Holdings SA	758,665	6,405
	Viohalco SA	838,041	4,275
	Athens Water Supply & Sewage Co. SA	523,607	3,991
	Sarantis SA	436,033	3,649
	Holding Co. ADMIE IPTO SA	1,577,580	3,415
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,393

		Shares	Market Value ($000)
*	Aegean Airlines SA	437,310	3,103
	Autohellas Tourist & Trading SA	274,468	3,080
*	Ellaktor SA	1,174,012	2,677
	Fourlis Holdings SA	595,885	2,359
	Quest Holdings SA	370,977	2,128
*,3	FF Group	397,542	—
			406,697
Hong Kong (0.0%)
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
*,3	SMI Holdings Group Ltd.	18,314,748	—
*	Super Hi International Holding Ltd.	1	—
			34
Hungary (0.2%)
	OTP Bank Nyrt.	3,213,975	96,842
	Richter Gedeon Nyrt.	1,952,554	44,091
	MOL Hungarian Oil & Gas plc	4,999,067	37,359
	Magyar Telekom Telecommunications plc	4,964,780	5,275
*,2	Opus Global Nyrt.	3,119,542	1,108
			184,675
Iceland (0.1%)
	Marel HF	5,104,171	19,354
[1]	Arion Banki HF	12,057,434	12,862
	Islandsbanki HF	9,753,967	8,141
*	Kvika banki hf	40,997,989	5,482
	Hagar hf	9,329,400	4,312
	Eimskipafelag Islands hf	1,064,321	4,237
	Festi hf	2,861,940	3,589
	Reitir fasteignafelag hf	4,946,507	3,007
*	Icelandair Group HF	200,996,283	2,832
	Siminn HF	35,714,870	2,690
	Sjova-Almennar Tryggingar hf	6,287,631	1,524
	Vatryggingafelag Islands Hf	10,725,359	1,404
*	Olgerdin Egill Skallagrims HF	14,751,034	1,126
*	Origo HF	564,886	405
			70,965
India (15.7%)
	Reliance Industries Ltd.	46,708,539	1,347,420
	Infosys Ltd.	49,288,627	928,366
	Housing Development Finance Corp. Ltd.	24,346,943	783,787
	Tata Consultancy Services Ltd.	14,174,756	585,044
	Hindustan Unilever Ltd.	12,303,014	388,165
	Axis Bank Ltd.	31,546,834	337,164
	Bharti Airtel Ltd. (XNSE)	32,682,068	307,954
	Larsen & Toubro Ltd.	9,589,297	249,632
	Bajaj Finance Ltd.	3,277,497	236,925
	ICICI Bank Ltd.	21,698,243	221,998
	Mahindra & Mahindra Ltd.	12,814,790	216,616
	Asian Paints Ltd.	6,283,437	209,832
	HCL Technologies Ltd.	15,089,289	208,075
	Maruti Suzuki India Ltd.	1,840,950	200,685
	Sun Pharmaceutical Industries Ltd.	15,071,106	190,822
	ITC Ltd.	41,049,634	177,155
	Titan Co. Ltd.	5,812,390	169,529
	Tata Steel Ltd.	113,210,438	166,730
	Adani Enterprises Ltd.	3,796,020	138,439
	State Bank of India	20,347,253	138,179

		Shares	Market Value ($000)
	UltraTech Cement Ltd.	1,589,359	137,965
	NTPC Ltd.	61,858,409	129,561
	JSW Steel Ltd.	13,952,644	122,657
	Power Grid Corp. of India Ltd.	43,749,542	116,100
	Nestle India Ltd.	498,399	115,952
	Hindalco Industries Ltd.	19,623,949	113,274
*	Tata Motors Ltd.	19,805,533	110,299
	Tech Mahindra Ltd.	8,427,833	105,234
	Grasim Industries Ltd.	5,330,121	103,866
	Adani Total Gas Ltd.	3,854,403	99,575
[1]	HDFC Life Insurance Co. Ltd.	13,562,429	96,113
	Oil & Natural Gas Corp. Ltd.	50,987,354	90,852
*,1	Avenue Supermarts Ltd.	2,060,631	88,507
	Cipla Ltd.	7,093,361	88,424
	Bajaj Finserv Ltd.	5,334,073	87,954
	Britannia Industries Ltd.	1,654,004	87,415
[1]	SBI Life Insurance Co. Ltd.	5,850,751	87,343
*	Adani Green Energy Ltd.	5,552,096	83,455
	Adani Ports & Special Economic Zone Ltd.	11,110,199	83,453
	Eicher Motors Ltd.	1,932,257	77,244
*	Adani Transmission Ltd.	3,529,460	76,869
	Tata Consumer Products Ltd.	8,397,932	74,987
	Coal India Ltd.	26,242,180	72,437
	Divi's Laboratories Ltd.	1,776,272	72,174
	Apollo Hospitals Enterprise Ltd.	1,380,450	72,039
	Vedanta Ltd.	17,040,172	69,625
	Wipro Ltd.	14,177,808	69,425
	UPL Ltd.	7,371,127	68,367
	Hero MotoCorp Ltd.	1,815,763	61,482
	Dr Reddy's Laboratories Ltd.	1,147,006	60,830
	Tata Power Co. Ltd.	23,190,485	60,594
	Pidilite Industries Ltd.	2,130,550	59,438
	Bharat Petroleum Corp. Ltd.	13,853,658	58,146
[1]	LTIMindtree Ltd.	1,058,723	56,902
*	Godrej Consumer Products Ltd.	5,089,416	56,893
	Indian Oil Corp. Ltd.	56,502,245	56,521
*	Max Healthcare Institute Ltd.	10,297,259	55,729
	Dabur India Ltd.	8,047,774	54,950
	Shree Cement Ltd.	187,565	54,458
	Bharat Electronics Ltd.	46,281,296	53,850
	SRF Ltd.	1,979,746	53,003
	Shriram Finance Ltd.	3,279,030	51,729
	Havells India Ltd.	3,365,329	48,731
	Cholamandalam Investment & Finance Co. Ltd.	5,618,725	48,699
	Info Edge India Ltd.	1,059,192	47,800
	Ambuja Cements Ltd.	9,549,287	46,980
*	Tata Motors Ltd. Class A	16,429,249	46,683
[1]	ICICI Lombard General Insurance Co. Ltd.	3,351,039	46,364
	Bajaj Auto Ltd.	961,642	44,968
	Siemens Ltd.	1,253,328	44,918
	Marico Ltd.	7,215,930	43,988
	Tube Investments of India Ltd.	1,359,196	43,527
	Indian Hotels Co. Ltd. Class A	11,583,542	42,785
	GAIL India Ltd.	36,083,088	42,086
	MRF Ltd.	37,695	41,938
	Page Industries Ltd.	81,275	39,834
	Varun Beverages Ltd.	2,835,140	39,818
	Jindal Steel & Power Ltd.	5,461,410	39,176

		Shares	Market Value ($000)
	Tata Elxsi Ltd.	479,304	39,088
	Persistent Systems Ltd.	674,773	38,926
*,1	InterGlobe Aviation Ltd.	1,486,808	38,666
*	United Spirits Ltd.	4,028,856	37,947
	Bharat Forge Ltd.	3,521,450	37,718
	DLF Ltd.	8,623,369	37,684
	PI Industries Ltd.	1,024,181	37,611
	Trent Ltd.	2,552,511	37,434
*	Adani Power Ltd.	13,474,974	36,999
	Ashok Leyland Ltd.	20,084,302	36,856
	Hindustan Aeronautics Ltd.	1,173,498	36,725
*	Yes Bank Ltd.	173,131,942	36,628
*	Zomato Ltd.	59,442,645	36,425
	Federal Bank Ltd.	21,868,356	36,086
	SBI Cards & Payment Services Ltd.	4,051,189	35,879
	TVS Motor Co. Ltd.	2,810,820	35,735
*	CG Power & Industrial Solutions Ltd.	9,576,224	35,486
*	Max Financial Services Ltd.	3,387,612	34,627
	Mphasis Ltd.	1,349,953	34,447
	Embassy Office Parks REIT	8,462,390	33,925
	Crompton Greaves Consumer Electricals Ltd.	8,368,163	33,914
[1]	AU Small Finance Bank Ltd.	4,446,236	33,803
	Cummins India Ltd.	1,911,912	33,654
	Colgate-Palmolive India Ltd.	1,875,381	33,322
*,1	Bandhan Bank Ltd.	10,936,854	32,781
	Indian Railway Catering & Tourism Corp. Ltd.	4,178,678	32,639
	Zee Entertainment Enterprises Ltd. Class B	11,589,070	32,246
	APL Apollo Tubes Ltd.	2,265,508	31,752
	Astral Ltd.	1,252,741	31,522
	Voltas Ltd.	3,201,419	31,494
*	IDFC First Bank Ltd.	42,779,745	30,588
	Balkrishna Industries Ltd.	1,114,261	30,335
	Jubilant Foodworks Ltd.	5,062,551	30,269
	State Bank of India GDR	441,154	30,122
	Bank of Baroda	14,458,652	29,813
	Lupin Ltd.	3,303,955	29,804
	Container Corp. of India Ltd.	3,856,202	29,699
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,332,420	29,550
	ACC Ltd.	1,187,905	28,647
	Dr Reddy's Laboratories Ltd. ADR	527,054	28,355
	Supreme Industries Ltd.	909,151	28,150
	Hindustan Petroleum Corp. Ltd.	9,615,175	27,974
	Samvardhana Motherson International Ltd.	29,981,453	27,775
	Petronet LNG Ltd.	10,424,645	27,750
	Power Finance Corp. Ltd.	15,842,745	27,460
	Tata Chemicals Ltd.	2,283,007	27,236
	Bajaj Holdings & Investment Ltd.	375,625	27,059
	Coforge Ltd.	500,739	26,994
	ABB India Ltd.	750,803	26,129
	REC Ltd.	17,192,452	25,655
	Indraprastha Gas Ltd.	4,886,167	25,438
	Bosch Ltd.	120,955	25,229
	Torrent Pharmaceuticals Ltd.	1,350,900	25,158
	Dalmia Bharat Ltd.	1,150,321	24,881
	IIFL Finance Ltd.	3,923,392	24,717
	Tata Communications Ltd.	1,600,658	24,212
	Deepak Nitrite Ltd.	1,046,617	24,122
	Mahindra & Mahindra Financial Services Ltd.	8,253,749	23,572

		Shares	Market Value ($000)
*	Fortis Healthcare Ltd.	6,828,566	23,539
	Navin Fluorine International Ltd.	485,904	23,482
	NMDC Ltd.	15,388,891	23,269
	Berger Paints India Ltd.	3,392,990	22,822
	Indus Towers Ltd.	12,089,097	22,693
	LIC Housing Finance Ltd.	4,600,647	22,628
	Steel Authority of India Ltd.	20,302,180	22,598
[1]	HDFC Asset Management Co. Ltd.	936,226	21,677
	KPIT Technologies Ltd.	2,277,378	21,366
	Rajesh Exports Ltd.	1,927,160	20,643
[1]	Laurus Labs Ltd.	5,064,494	20,480
	Apollo Tyres Ltd.	5,148,615	20,277
	Atul Ltd.	231,279	20,201
[1]	Sona Blw Precision Forgings Ltd.	3,588,555	19,807
	Ipca Laboratories Ltd.	1,885,754	19,609
	IDFC Ltd.	18,365,904	19,320
	United Breweries Ltd.	984,493	19,172
	Schaeffler India Ltd.	573,868	18,942
	Muthoot Finance Ltd.	1,470,197	18,819
	Canara Bank	5,022,371	18,757
*,1	Macrotech Developers Ltd.	1,489,346	18,646
	Carborundum Universal Ltd.	1,557,807	18,545
	Zydus Lifesciences Ltd.	3,509,384	18,522
	AIA Engineering Ltd.	547,676	18,414
	Biocon Ltd.	6,398,616	18,408
	Piramal Enterprises Ltd.	1,744,843	18,384
	Aurobindo Pharma Ltd.	3,673,232	18,366
	Sundram Fasteners Ltd.	1,493,022	17,999
*	Godrej Properties Ltd.	1,216,536	17,648
	Aarti Industries Ltd.	2,667,719	17,587
	Bharat Heavy Electricals Ltd.	18,247,696	17,559
	SKF India Ltd.	321,216	17,270
	NHPC Ltd.	31,924,657	17,170
	Phoenix Mills Ltd.	1,020,990	17,117
	Coromandel International Ltd.	1,544,657	16,937
	Torrent Power Ltd.	3,063,690	16,886
	Gujarat Fluorochemicals Ltd.	492,908	16,802
*	Aditya Birla Fashion & Retail Ltd.	5,329,568	16,776
	Oberoi Realty Ltd.	1,660,531	16,722
	Wipro Ltd. ADR	3,406,938	16,660
	Dixon Technologies India Ltd.	501,802	16,522
	Redington Ltd.	7,152,441	16,247
	Bata India Ltd.	862,975	16,167
	Emami Ltd.	2,978,136	16,153
*	GMR Airports Infrastructure Ltd.	34,230,991	16,083
	Grindwell Norton Ltd.	656,544	16,068
	Gujarat Gas Ltd.	2,800,297	15,660
	Radico Khaitan Ltd.	1,133,208	15,656
	JSW Energy Ltd.	5,324,920	15,563
	JK Cement Ltd.	458,890	15,226
[1]	L&T Technology Services Ltd.	369,542	15,173
	KEI Industries Ltd.	762,842	15,115
	Kajaria Ceramics Ltd.	1,167,662	15,073
	Motherson Sumi Wiring India Ltd.	23,695,919	14,965
	Solar Industries India Ltd.	304,798	14,946
	Union Bank of India Ltd.	15,442,120	14,870
	Ramco Cements Ltd.	1,781,229	14,751
	Honeywell Automation India Ltd.	30,649	14,718

		Shares	Market Value ($000)
*	PVR Ltd.	706,318	14,684
	Polycab India Ltd.	403,187	14,440
	UNO Minda Ltd.	2,378,616	14,222
	Exide Industries Ltd.	6,302,468	13,973
	Computer Age Management Services Ltd.	498,118	13,927
	Elgi Equipments Ltd.	2,936,712	13,721
	L&T Finance Holdings Ltd.	12,452,237	13,591
*	Suzlon Energy Ltd.	111,145,211	13,386
	Hindustan Zinc Ltd.	3,253,777	13,277
	National Aluminium Co. Ltd.	12,755,446	13,090
	Oil India Ltd.	4,557,681	13,052
	Timken India Ltd.	337,376	12,924
	Gujarat State Petronet Ltd.	3,904,565	12,906
	Blue Star Ltd.	848,341	12,774
	Cyient Ltd.	1,184,803	12,769
[1]	Dr Lal PathLabs Ltd.	490,841	12,644
	Alkem Laboratories Ltd.	342,763	12,624
*	Adani Wilmar Ltd.	2,190,530	12,553
	Amara Raja Batteries Ltd.	1,791,435	12,437
	Thermax Ltd.	521,596	12,292
	Linde India Ltd.	300,720	12,234
	Oracle Financial Services Software Ltd.	319,663	11,939
*	PB Fintech Ltd.	2,250,052	11,833
	JB Chemicals & Pharmaceuticals Ltd.	471,215	11,773
*,1	RBL Bank Ltd.	6,141,386	11,755
	360 ONE WAM Ltd.	521,938	11,679
	Escorts Kubota Ltd.	454,370	11,635
*	Aditya Birla Capital Ltd.	6,577,605	11,397
	3M India Ltd.	39,449	11,263
	IRB Infrastructure Developers Ltd.	3,182,011	11,185
	Lakshmi Machine Works Ltd.	80,394	11,113
	Great Eastern Shipping Co. Ltd.	1,409,777	11,068
[1]	Syngene International Ltd.	1,590,339	10,960
	Ratnamani Metals & Tubes Ltd.	398,054	10,809
	Pfizer Ltd.	226,445	10,716
	Poonawalla Fincorp Ltd.	2,906,649	10,619
	Manappuram Finance Ltd.	7,515,110	10,608
[1]	Indian Energy Exchange Ltd.	6,134,434	10,434
	UTI Asset Management Co. Ltd.	1,143,356	10,428
	Indian Bank	2,766,485	10,354
	Castrol India Ltd.	7,157,643	10,325
[1]	Indian Railway Finance Corp. Ltd.	25,292,550	10,246
	Relaxo Footwears Ltd.	1,006,743	10,112
	Punjab National Bank	15,266,822	10,033
	City Union Bank Ltd.	5,142,510	9,996
	Cholamandalam Financial Holdings Ltd.	1,366,734	9,964
	Angel One Ltd.	655,635	9,895
	Glenmark Pharmaceuticals Ltd.	2,100,101	9,867
*	Vodafone Idea Ltd.	113,345,822	9,794
	Kansai Nerolac Paints Ltd.	1,889,249	9,778
	Bayer CropScience Ltd.	179,062	9,744
	Sonata Software Ltd.	1,303,538	9,699
	Brigade Enterprises Ltd.	1,721,088	9,688
*,1	Aster DM Healthcare Ltd.	3,623,467	9,427
	Central Depository Services India Ltd.	737,062	9,426
	Raymond Ltd.	499,546	9,358
	Chambal Fertilisers & Chemicals Ltd.	2,420,458	9,289
	EID Parry India Ltd.	1,389,926	9,254

		Shares	Market Value ($000)
	HFCL Ltd.	10,797,582	9,182
	KEC International Ltd.	1,648,453	9,178
	Can Fin Homes Ltd.	1,301,998	9,061
	Narayana Hrudayalaya Ltd.	1,012,129	8,998
	CRISIL Ltd.	230,082	8,863
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,300,928	8,773
	GlaxoSmithKline Pharmaceuticals Ltd.	571,180	8,704
*	Aavas Financiers Ltd.	392,776	8,703
	Mahanagar Gas Ltd.	804,150	8,698
	Sanofi India Ltd.	129,194	8,682
	Suven Pharmaceuticals Ltd.	1,433,717	8,647
	Aegis Logistics Ltd.	1,840,885	8,602
	Asahi India Glass Ltd.	1,381,904	8,601
*	EIH Ltd.	4,265,232	8,516
	VIP Industries Ltd.	993,027	8,499
	Finolex Industries Ltd.	3,996,396	8,444
*	FSN E-Commerce Ventures Ltd.	4,994,316	8,388
	Happiest Minds Technologies Ltd.	803,106	8,360
	Hatsun Agro Product Ltd.	761,499	8,323
	Vinati Organics Ltd.	369,073	8,282
[1]	Endurance Technologies Ltd.	455,977	8,218
*	One 97 Communications Ltd.	1,259,817	8,212
	Aptus Value Housing Finance India Ltd.	2,407,537	8,183
	Birlasoft Ltd.	2,161,730	8,045
	Natco Pharma Ltd.	1,232,612	8,041
*	Affle India Ltd.	588,985	8,009
*	CESC Ltd.	9,009,520	7,995
*	Westlife Foodworld Ltd.	881,235	7,929
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	994,466	7,914
	Prestige Estates Projects Ltd.	1,530,339	7,863
	Mahindra CIE Automotive Ltd.	1,610,299	7,786
	Balrampur Chini Mills Ltd.	1,678,182	7,781
	Sun TV Network Ltd.	1,367,335	7,745
	Bajaj Electricals Ltd.	584,646	7,684
	JK Lakshmi Cement Ltd.	849,264	7,663
*	Devyani International Ltd.	4,039,822	7,650
	Whirlpool of India Ltd.	443,497	7,553
	Ajanta Pharma Ltd.	509,162	7,533
	Karur Vysya Bank Ltd.	5,714,010	7,527
	Sumitomo Chemical India Ltd.	1,342,393	7,471
	KPR Mill Ltd.	1,151,870	7,463
	NCC Ltd.	6,735,003	7,453
*	Indiabulls Housing Finance Ltd.	4,850,103	7,322
	DCM Shriram Ltd.	691,720	7,318
[1]	Brookfield India Real Estate Trust	2,051,752	7,316
	India Cements Ltd.	3,062,225	7,270
	Praj Industries Ltd.	1,717,183	7,233
	Trident Ltd.	17,079,476	7,225
*,1	Lemon Tree Hotels Ltd.	7,595,704	7,129
	Finolex Cables Ltd.	1,025,587	6,961
*	Shree Renuka Sugars Ltd.	10,923,284	6,946
[1]	Mindspace Business Parks REIT	1,720,215	6,944
*	Star Health & Allied Insurance Co. Ltd.	1,123,916	6,897
[1]	Nippon Life India Asset Management Ltd.	2,247,447	6,850
	Intellect Design Arena Ltd.	1,267,012	6,836
	Granules India Ltd.	1,886,754	6,828
*	Tata Teleservices Maharashtra Ltd.	6,959,036	6,746
[1]	Eris Lifesciences Ltd.	887,031	6,629

		Shares	Market Value ($000)
	Vedant Fashions Ltd.	448,197	6,548
	Bank of India	6,454,154	6,547
*,3	NMDC Ltd.	13,872,583	6,519
*,1	Krishna Institute of Medical Sciences Ltd.	352,859	6,501
	Fine Organic Industries Ltd.	105,264	6,445
	V-Guard Industries Ltd.	2,130,172	6,438
	Jubilant Ingrevia Ltd.	1,066,305	6,410
	Gillette India Ltd.	106,959	6,395
[1]	IndiaMart InterMesh Ltd.	114,824	6,391
*	Nuvoco Vistas Corp. Ltd.	1,437,355	6,379
	PNC Infratech Ltd.	1,580,037	6,365
	Tanla Platforms Ltd.	799,380	6,348
*	Amber Enterprises India Ltd.	268,335	6,284
	Blue Dart Express Ltd.	80,938	6,255
	Century Textiles & Industries Ltd.	720,405	6,200
*,1	Tejas Networks Ltd.	892,259	6,200
	Balaji Amines Ltd.	210,887	6,173
*	CreditAccess Grameen Ltd.	581,210	6,132
	Edelweiss Financial Services Ltd.	7,417,210	6,055
	KRBL Ltd.	1,253,211	6,052
*	Delhivery Ltd.	1,621,404	5,995
*	Godrej Industries Ltd.	1,137,796	5,978
	GHCL Ltd.	989,855	5,960
	Poly Medicure Ltd.	542,344	5,941
	BSE Ltd.	938,651	5,908
	Ceat Ltd.	305,539	5,889
	Orient Electric Ltd.	1,819,996	5,858
	Alkyl Amines Chemicals	181,607	5,849
	Rain Industries Ltd.	2,812,530	5,833
[1]	Metropolis Healthcare Ltd.	349,798	5,767
*	Indiabulls Real Estate Ltd.	6,496,448	5,759
*	Vardhman Textiles Ltd.	1,548,369	5,759
	Sterlite Technologies Ltd.	2,576,629	5,746
	KNR Constructions Ltd.	1,897,934	5,736
	eClerx Services Ltd.	322,174	5,734
	TTK Prestige Ltd.	581,279	5,582
*	Reliance Power Ltd.	35,672,087	5,580
[1]	ICICI Securities Ltd.	922,560	5,574
*	Sheela Foam Ltd.	365,952	5,483
*,1	PNB Housing Finance Ltd.	805,946	5,482
	Clean Science & Technology Ltd.	317,658	5,362
	Route Mobile Ltd.	350,582	5,296
	Mastek Ltd.	263,321	5,290
	Firstsource Solutions Ltd.	3,955,143	5,253
	GMM Pfaudler Ltd.	260,723	5,247
	Century Plyboards India Ltd.	825,497	5,241
	Zydus Wellnes Ltd.	296,101	5,065
	Mahindra Lifespace Developers Ltd.	1,180,355	5,023
*	Chemplast Sanmar Ltd.	909,011	4,929
	Motilal Oswal Financial Services Ltd.	585,290	4,881
	Hitachi Energy India Ltd.	128,071	4,869
*	Inox Leisure Ltd.	791,049	4,863
	NIIT Ltd.	1,211,073	4,857
	Welspun Corp. Ltd.	1,847,989	4,784
	BASF India Ltd.	158,969	4,743
	CCL Products India Ltd.	707,061	4,704
	Sobha Ltd.	637,368	4,693
	Multi Commodity Exchange of India Ltd.	249,227	4,626

		Shares	Market Value ($000)
	Jubilant Pharmova Ltd. Class A	1,071,585	4,619
	Zensar Technologies Ltd.	1,624,365	4,600
*	Saregama India Ltd.	1,096,302	4,557
[1]	New India Assurance Co. Ltd.	3,069,765	4,470
[1]	Godrej Agrovet Ltd.	791,625	4,367
	Gujarat Pipavav Port Ltd.	3,786,523	4,361
	Infibeam Avenues Ltd.	20,670,948	4,336
	Brightcom Group Ltd.	13,995,051	4,299
	V-Mart Retail Ltd.	126,507	4,298
*	Restaurant Brands Asia Ltd.	3,155,987	4,272
	Bharti Airtel Ltd.	887,412	4,234
	Alembic Pharmaceuticals Ltd.	637,088	4,196
	Akzo Nobel India Ltd.	152,844	4,195
[1]	Quess Corp. Ltd.	926,801	4,061
	Graphite India Ltd.	942,482	4,056
	Birla Corp. Ltd.	363,833	4,038
	Procter & Gamble Health Ltd.	79,771	3,989
	JM Financial Ltd.	4,955,348	3,968
	EPL Ltd.	2,059,740	3,935
*	TeamLease Services Ltd.	138,036	3,890
	Karnataka Bank Ltd.	2,159,488	3,783
	Rallis India Ltd.	1,467,012	3,756
	NBCC India Ltd.	8,335,179	3,747
	PTC India Ltd.	3,182,766	3,739
	Engineers India Ltd.	3,412,427	3,664
	Welspun India Ltd.	4,420,223	3,641
	Polyplex Corp. Ltd.	191,080	3,574
	Bombay Burmah Trading Co.	330,138	3,573
	AstraZeneca Pharma India Ltd.	86,982	3,573
	Gateway Distriparks Ltd.	4,393,559	3,465
*	Borosil Renewables Ltd.	589,501	3,453
	Vaibhav Global Ltd.	921,513	3,440
*	Equitas Holdings Ltd.	2,281,453	3,402
	Avanti Feeds Ltd.	718,009	3,380
*	South Indian Bank Ltd.	14,249,877	3,147
	DCB Bank Ltd.	2,196,202	3,125
	NOCIL Ltd.	1,200,487	3,073
	Galaxy Surfactants Ltd.	104,756	2,986
*	Strides Pharma Science Ltd.	814,234	2,945
[1]	General Insurance Corp. of India	1,298,747	2,928
*	Alok Industries Ltd.	17,303,475	2,841
*	Hindustan Construction Co. Ltd.	11,466,715	2,693
	Jindal Saw Ltd.	1,754,285	2,691
	Vakrangee Ltd.	8,100,992	2,683
	HEG Ltd.	210,458	2,677
	Symphony Ltd.	226,591	2,664
	Garware Technical Fibres Ltd.	74,165	2,644
*	Medplus Health Services Ltd.	338,746	2,637
*	TV18 Broadcast Ltd.	6,183,849	2,571
	Bajaj Consumer Care Ltd.	1,222,767	2,550
	Care Ratings Ltd.	324,331	2,432
*	Sun Pharma Advanced Research Co. Ltd.	989,174	2,429
	Kaveri Seed Co. Ltd.	354,789	2,295
*	Aarti Pharmalabs Ltd.	645,807	2,159
*	Dhani Services Ltd.	4,913,544	2,051
	ZF Commercial Vehicle Control Systems India Ltd.	17,911	2,024
*	Just Dial Ltd.	260,331	2,016
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	1,972

		Shares	Market Value ($000)
*	IFCI Ltd.	11,789,491	1,823
*	Wockhardt Ltd.	559,562	1,414
[1]	Dilip Buildcon Ltd.	520,988	1,368
	Craftsman Automation Ltd.	14,481	565
*	Jaiprakash Power Ventures Ltd.	5,446,236	478
*	Jindal Stainless Hisar Ltd.	65,636	371
			15,844,304
Indonesia (2.0%)
	Bank Central Asia Tbk. PT	771,396,250	437,774
	Bank Rakyat Indonesia Persero Tbk. PT	948,174,760	290,775
	Bank Mandiri Persero Tbk. PT	300,862,375	200,475
	Telkom Indonesia Persero Tbk. PT	647,663,352	167,377
	Astra International Tbk. PT	281,909,381	113,258
	Bank Negara Indonesia Persero Tbk. PT	104,080,876	63,801
	Sumber Alfaria Trijaya Tbk. PT	261,070,500	49,351
	Charoen Pokphand Indonesia Tbk. PT	102,464,123	39,861
	Kalbe Farma Tbk. PT	266,435,884	36,683
	Adaro Energy Indonesia Tbk. PT	179,635,079	35,594
	United Tractors Tbk. PT	21,289,227	34,952
	Elang Mahkota Teknologi Tbk. PT	400,901,400	29,042
	Indofood Sukses Makmur Tbk. PT	62,125,908	27,919
	Unilever Indonesia Tbk. PT	80,174,055	24,957
	Semen Indonesia Persero Tbk. PT	46,537,307	23,053
	Sarana Menara Nusantara Tbk. PT	291,531,600	21,835
	Indofood CBP Sukses Makmur Tbk. PT	32,122,047	21,659
	Indah Kiat Pulp & Paper Tbk. PT	37,288,868	20,780
	Barito Pacific Tbk. PT	351,083,703	19,361
	Aneka Tambang Tbk.	119,965,510	18,589
	Indocement Tunggal Prakarsa Tbk. PT	25,786,401	17,247
	Mitra Keluarga Karyasehat Tbk. PT	80,577,900	16,086
	Perusahaan Gas Negara Tbk. PT	149,586,679	15,484
	Dayamitra Telekomunikasi Tbk. PT	323,691,800	14,594
*	Vale Indonesia Tbk. PT	28,308,147	14,117
	Indo Tambangraya Megah Tbk. PT	5,695,280	13,777
	Medikaloka Hermina Tbk. PT	128,203,900	13,304
	Bukit Asam Tbk. PT	57,736,444	13,126
	Ciputra Development Tbk. PT	197,930,450	12,889
	Medco Energi Internasional Tbk. PT	127,721,142	11,981
	AKR Corporindo Tbk. PT	113,939,925	9,987
	Pakuwon Jati Tbk. PT	330,871,867	9,897
	Gudang Garam Tbk. PT	6,410,630	9,840
	XL Axiata Tbk. PT	62,944,808	9,695
	Avia Avian Tbk. PT	211,011,900	9,152
	Japfa Comfeed Indonesia Tbk. PT	100,274,400	9,048
*	Mitra Adiperkasa Tbk. PT	103,222,426	8,965
	BFI Finance Indonesia Tbk. PT	115,408,900	8,921
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,697,400	8,667
*	Bumi Serpong Damai Tbk. PT	132,260,601	8,266
	Matahari Department Store Tbk. PT	27,502,967	8,063
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	8,032
	Mayora Indah Tbk. PT	48,853,900	7,733
	Tower Bersama Infrastructure Tbk. PT	54,606,988	7,664
	Summarecon Agung Tbk. PT	177,482,808	7,303
	Panin Financial Tbk. PT	219,355,231	6,566
	Indosat Tbk. PT	15,840,000	6,461
*	Jasa Marga Persero Tbk. PT	30,445,604	6,426
*	Bank Neo Commerce Tbk. PT	124,272,905	6,171
*	MNC Digital Entertainment Tbk. PT	20,222,800	6,114

		Shares	Market Value ($000)
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	6,055
*	Smartfren Telecom Tbk. PT	1,315,671,600	5,984
*	Waskita Karya Persero Tbk. PT	255,000,319	5,797
	Bank Pan Indonesia Tbk. PT	53,639,700	5,656
	Bank BTPN Syariah Tbk. PT	31,867,700	5,450
	Surya Citra Media Tbk. PT	308,435,055	4,662
	Bank Syariah Indonesia Tbk. PT	44,878,690	4,007
*	Media Nusantara Citra Tbk. PT	72,254,124	3,358
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	35,865,541	3,267
	Ace Hardware Indonesia Tbk. PT	99,097,756	3,245
	Astra Agro Lestari Tbk. PT	5,626,213	3,090
*	Bank Bukopin Tbk. PT	379,082,900	3,036
	Timah Tbk. PT	35,634,874	2,981
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,663
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,737,200	2,606
*	Lippo Karawaci Tbk. PT	429,906,288	2,355
*	Adhi Karya Persero Tbk. PT	71,519,684	2,292
*	Global Mediacom Tbk. PT	106,920,903	2,032
*	Wijaya Karya Persero Tbk. PT	41,029,470	1,894
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,852
*	Alam Sutera Realty Tbk. PT	164,634,154	1,783
*	Bank Raya Indonesia Tbk. PT	59,313,593	1,747
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,626
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,579
*	PP Persero Tbk. PT	32,052,095	1,491
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,464
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,076
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	50
			2,065,770
Kuwait (0.9%)
	National Bank of Kuwait SAKP	99,464,392	358,050
	Kuwait Finance House KSCP	112,707,201	309,915
	Mobile Telecommunications Co. KSCP	30,031,502	54,629
	Boubyan Bank KSCP	16,108,278	41,419
	Agility Public Warehousing Co. KSC	21,144,414	41,201
	Gulf Bank KSCP	25,147,122	25,837
	Mabanee Co. KPSC	8,637,779	24,278
	National Industries Group Holding SAK	23,775,384	16,683
	Humansoft Holding Co. KSC	1,320,514	14,697
	Boubyan Petrochemicals Co. KSCP	5,511,576	14,448
*	Warba Bank KSCP	13,443,059	10,603
	Kuwait Projects Co. Holding KSCP	28,100,829	10,377
	Boursa Kuwait Securities Co. KPSC	1,377,051	9,207
	Burgan Bank SAK	12,477,689	9,177
	Kuwait International Bank KSCP	8,220,803	5,482
	Jazeera Airways Co. KSCP	712,461	3,787
*	National Real Estate Co. KPSC	10,642,973	3,537
	Alimtiaz Investment Group KSC	13,047,976	2,979
	Integrated Holding Co. KCSC	2,276,334	2,716
			959,022
Malaysia (1.9%)
	Malayan Banking Bhd.	98,731,872	202,498
	Public Bank Bhd.	197,598,890	196,693
	CIMB Group Holdings Bhd.	92,456,508	124,877
	Tenaga Nasional Bhd.	44,700,251	98,779
	Petronas Chemicals Group Bhd.	39,551,112	77,617
	Press Metal Aluminium Holdings Bhd.	49,161,640	59,966

		Shares	Market Value ($000)
	Sime Darby Plantation Bhd.	50,005,379	50,842
	Axiata Group Bhd.	62,461,249	44,500
	DiGi.Com Bhd.	43,512,733	43,034
	Hong Leong Bank Bhd.	8,820,672	42,493
	MISC Bhd.	24,363,396	41,846
	IHH Healthcare Bhd.	29,897,755	41,568
	IOI Corp. Bhd.	44,161,690	39,627
	PPB Group Bhd.	9,396,060	38,800
	Genting Bhd.	31,929,124	37,161
	Dialog Group Bhd.	57,176,060	34,965
	RHB Bank Bhd.	22,965,600	31,003
	Petronas Gas Bhd.	7,851,463	30,990
	Kuala Lumpur Kepong Bhd.	6,007,792	30,224
	Gamuda Bhd.	31,791,917	29,271
	AMMB Holdings Bhd.	29,467,845	28,243
	Nestle Malaysia Bhd.	862,057	27,328
	Sime Darby Bhd.	49,688,636	26,984
	Genting Malaysia Bhd.	39,472,137	26,354
	Maxis Bhd.	27,873,060	25,929
	Inari Amertron Bhd.	38,226,800	23,429
	QL Resources Bhd.	15,625,630	21,500
*	Malaysia Airports Holdings Bhd.	12,370,930	20,507
	Telekom Malaysia Bhd.	16,055,878	19,696
	Petronas Dagangan Bhd.	3,654,907	18,689
	TIME dotCom Bhd.	13,586,700	16,772
	IJM Corp. Bhd.	43,174,734	15,815
*	Top Glove Corp. Bhd.	72,186,090	14,107
	Hong Leong Financial Group Bhd.	3,213,341	13,944
	My EG Services Bhd.	64,856,800	13,897
	Alliance Bank Malaysia Bhd.	15,764,517	13,286
[1]	MR DIY Group M Bhd.	27,749,750	12,395
	Bursa Malaysia Bhd.	7,507,600	11,815
	Yinson Holdings Bhd.	18,199,540	11,489
	D&O Green Technologies Bhd.	10,222,000	11,419
	Carlsberg Brewery Malaysia Bhd.	2,058,700	11,376
	Frontken Corp. Bhd.	13,766,650	10,734
	ViTrox Corp. Bhd.	5,706,908	10,548
	Sunway REIT	28,162,200	10,379
	Pentamaster Corp. Bhd.	8,857,550	10,124
	Malaysian Pacific Industries Bhd.	1,189,600	9,357
	Westports Holdings Bhd.	10,390,001	9,201
	Hartalega Holdings Bhd.	23,202,210	8,788
	Fraser & Neave Holdings Bhd.	1,483,400	8,643
	YTL Corp. Bhd.	65,016,350	8,632
	Sunway Bhd.	22,030,245	8,331
	VS Industry Bhd.	35,667,000	8,146
	KPJ Healthcare Bhd.	32,898,600	7,952
	Genting Plantations Bhd.	5,489,500	7,818
	Axis REIT	17,629,900	7,650
	Mega First Corp. Bhd.	8,692,900	7,268
*	Bumi Armada Bhd.	50,375,928	6,832
	Scientex Bhd.	7,935,900	6,580
*	Greatech Technology Bhd.	5,370,700	6,497
	PMB Technology Bhd.	6,019,697	5,994
	CTOS Digital Bhd.	16,057,700	5,823
	British American Tobacco Malaysia Bhd.	1,933,234	5,744
	Bermaz Auto Bhd.	11,061,300	5,635
	DRB-Hicom Bhd.	12,096,400	5,004

		Shares	Market Value ($000)
	Kossan Rubber Industries Bhd.	18,289,400	4,514
*	Malaysia Building Society Bhd.	31,546,900	4,486
	Supermax Corp. Bhd.	23,402,429	4,459
	Dagang NeXchange Bhd.	28,785,200	4,457
	Padini Holdings Bhd.	4,938,237	4,232
	AEON Credit Service M Bhd.	1,407,100	4,169
	Sports Toto Bhd.	11,014,471	4,162
	UWC Bhd.	4,332,800	4,156
	UMW Holdings Bhd.	4,642,472	4,033
*	Berjaya Corp. Bhd.	46,389,396	3,540
	Astro Malaysia Holdings Bhd.	22,582,973	3,260
	Syarikat Takaful Malaysia Keluarga Bhd.	3,705,600	3,166
	SP Setia Bhd. Group	17,561,845	2,875
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	2,865
*	Velesto Energy Bhd.	50,233,127	2,728
	FGV Holdings Bhd.	8,148,300	2,561
	Malaysian Resources Corp. Bhd.	29,404,100	2,285
*	Hong Seng Consolidated Bhd.	47,908,800	2,259
	Cahya Mata Sarawak Bhd.	7,274,600	2,070
*	Leong Hup International Bhd.	15,699,900	1,825
	United Plantations Bhd.	464,700	1,690
	WCT Holdings Bhd.	11,980,664	1,226
*	UEM Sunrise Bhd.	17,439,200	1,109
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	269
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	192
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	64
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	5
			1,936,065
Mexico (2.8%)
	America Movil SAB de CV	391,716,456	409,388
	Grupo Financiero Banorte SAB de CV	40,140,298	332,945
	Wal-Mart de Mexico SAB de CV	71,558,237	280,297
	Fomento Economico Mexicano SAB de CV	25,409,510	222,567
	Grupo Mexico SAB de CV Class B	43,941,043	195,408
	Grupo Bimbo SAB de CV Class A	30,839,442	153,980
*	Cemex SAB de CV	204,362,517	108,962
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,816,058	83,145
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,806,596	76,229
*	Grupo Financiero Inbursa SAB de CV	27,986,661	60,193
	Coca-Cola Femsa SAB de CV	7,325,639	55,733
	Arca Continental SAB de CV	6,162,015	54,432
	Fibra Uno Administracion SA de CV	40,068,002	54,260
	Grupo Elektra SAB de CV	880,348	48,439
	Grupo Televisa SAB	33,406,611	40,857
[1]	Banco del Bajio SA	9,968,618	40,143
	Gruma SAB de CV Class B	2,728,342	39,684
	Alfa SAB de CV Class A	50,589,256	36,645
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,885,468	35,430
	Grupo Comercial Chedraui SA de CV	6,478,071	31,867
	Grupo Carso SAB de CV	6,286,342	31,821
	Promotora y Operadora de Infraestructura SAB de CV	3,059,519	29,647
	Regional SAB de CV	3,345,308	28,863
	Orbia Advance Corp. SAB de CV	13,534,875	27,112
	Prologis Property Mexico SA de CV	7,930,764	25,792
	Corp. Inmobiliaria Vesta SAB de CV	9,167,512	25,043
*	Industrias Penoles SAB de CV	1,737,622	24,763
	Kimberly-Clark de Mexico SAB de CV Class A	11,647,162	22,230
	TF Administradora Industrial S de RL de CV	10,987,421	18,654

		Shares	Market Value ($000)
	Operadora De Sites Mexicanos SAB de CV	17,129,767	18,467
	GCC SAB de CV	2,286,107	18,341
	Becle SAB de CV	7,490,918	18,108
*	Alsea SAB de CV	7,437,217	17,722
	Gentera SAB de CV	14,099,344	17,221
[1]	FIBRA Macquarie Mexico	10,037,651	16,967
	El Puerto de Liverpool SAB de CV	2,599,646	16,394
	La Comer SAB de CV	6,689,667	14,889
	Bolsa Mexicana de Valores SAB de CV	6,768,175	14,679
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,968,077	14,476
	Qualitas Controladora SAB de CV	2,343,852	12,928
	Megacable Holdings SAB de CV	4,096,686	12,794
*	Sitios Latinoamerica SAB de CV	22,612,748	10,459
	Genomma Lab Internacional SAB de CV Class B	10,568,968	9,923
*,1	Grupo Traxion SAB de CV	5,180,034	9,557
*,1	Nemak SAB de CV	29,179,252	9,390
	Alpek SAB de CV Class A	5,055,420	8,000
	Concentradora Fibra Danhos SA de CV	3,159,946	4,180
*	Grupo Rotoplas SAB de CV	2,442,148	3,665
*	Axtel SAB de CV	17,632,987	1,386
*,3	Empresas ICA SAB de CV	104,678	8
			2,844,083
Pakistan (0.0%)
	Engro Corp. Ltd.	4,434,856	4,938
*	Lucky Cement Ltd.	2,725,035	4,160
	Hub Power Co. Ltd.	14,191,423	3,399
	Fauji Fertilizer Co. Ltd.	8,590,184	3,324
	MCB Bank Ltd.	7,081,977	2,986
	Pakistan Oilfields Ltd.	1,782,586	2,751
*	TRG Pakistan	6,408,908	2,704
	Oil & Gas Development Co. Ltd.	7,272,815	2,383
	Engro Fertilizers Ltd.	7,544,967	2,298
	Habib Bank Ltd.	8,472,177	2,285
	Pakistan Petroleum Ltd.	7,561,643	2,189
	Pakistan State Oil Co. Ltd.	4,463,131	2,187
	Millat Tractors Ltd.	807,908	1,592
	United Bank Ltd.	4,180,361	1,585
	Nishat Mills Ltd.	2,781,194	554
*	Searle Co. Ltd.	2,294,010	458
	DG Khan Cement Co. Ltd.	2,893,495	447
	Systems Ltd.	131,229	224
*	National Bank of Pakistan	1,970,200	185
			40,649
Philippines (0.8%)
	SM Prime Holdings Inc.	148,025,778	100,299
	BDO Unibank Inc.	32,902,522	74,210
	International Container Terminal Services Inc.	15,299,801	58,163
	Ayala Land Inc.	102,829,127	55,462
	Ayala Corp.	3,925,905	51,056
	Bank of the Philippine Islands	25,065,968	48,265
	JG Summit Holdings Inc.	41,799,468	41,114
	PLDT Inc.	1,278,414	31,683
	Universal Robina Corp.	12,294,091	31,057
	Metropolitan Bank & Trust Co.	25,565,385	26,860
	Jollibee Foods Corp.	5,920,039	25,830
[1]	Monde Nissin Corp.	97,979,400	23,747
	Manila Electric Co.	3,692,993	18,999

		Shares	Market Value ($000)
	Globe Telecom Inc.	447,744	16,603
	Aboitiz Power Corp.	21,745,229	14,433
	GT Capital Holdings Inc.	1,414,522	13,232
	Alliance Global Group Inc.	53,544,467	12,286
	Metro Pacific Investments Corp.	164,810,379	12,202
	Wilcon Depot Inc.	19,762,300	11,576
	ACEN Corp.	87,055,645	11,199
	DMCI Holdings Inc.	54,780,197	11,060
	Security Bank Corp.	6,451,664	10,888
*	Emperador Inc.	28,790,300	10,809
*	Converge Information & Communications Technology Solutions Inc.	31,958,500	10,267
	Semirara Mining & Power Corp. Class A	16,572,228	9,741
	San Miguel Corp.	4,914,350	8,997
	Robinsons Retail Holdings Inc.	8,414,591	8,972
	Puregold Price Club Inc.	14,070,592	8,643
*	Bloomberry Resorts Corp.	47,719,249	8,073
	Robinsons Land Corp.	28,157,907	7,904
	LT Group Inc.	36,723,850	6,785
	Century Pacific Food Inc.	14,272,587	6,745
	Megaworld Corp.	155,917,303	6,061
	Manila Water Co. Inc.	15,509,628	5,598
	AREIT Inc.	8,285,000	5,409
	RL Commercial REIT Inc.	47,742,300	5,178
	D&L Industries Inc.	28,594,290	4,350
	Nickel Asia Corp.	18,078,203	2,090
*	Cebu Air Inc.	2,618,253	2,054
	Filinvest Land Inc.	129,591,000	2,043
	First Gen Corp.	4,977,785	1,604
	San Miguel Food & Beverage Inc.	1,436,764	1,216
	Vista Land & Lifescapes Inc.	17,430,728	566
			823,329
Poland (0.0%)
*,3	CAPITEA SA	245,053	212
Qatar (1.0%)
	Qatar National Bank QPSC	61,780,038	306,243
	Qatar Islamic Bank SAQ	25,086,251	135,806
	Industries Qatar QSC	22,105,910	85,647
	Commercial Bank PSQC	47,215,332	78,054
	Masraf Al Rayan QSC	86,605,734	65,208
	Qatar International Islamic Bank QSC	15,876,168	45,099
	Qatar Gas Transport Co. Ltd.	38,227,933	40,011
	Qatar Fuel QSC	8,070,342	39,659
	Mesaieed Petrochemical Holding Co.	61,675,473	36,588
	Qatar Electricity & Water Co. QSC	6,481,884	31,685
	Ooredoo QPSC	11,702,339	28,754
	Barwa Real Estate Co.	27,710,469	21,675
	Qatar Aluminum Manufacturing Co.	38,898,113	19,529
	Qatar Navigation QSC	7,414,921	19,407
	Doha Bank QPSC	30,745,279	16,352
	Qatar Insurance Co. SAQ	23,051,115	11,575
	Vodafone Qatar QSC	23,956,835	11,312
	United Development Co. QSC	24,774,497	8,252
*	Gulf International Services QSC	12,852,813	6,274
	Al Meera Consumer Goods Co. QSC	1,401,854	6,209
*	Ezdan Holding Group QSC	21,879,021	6,034

		Shares	Market Value ($000)
	Medicare Group	2,499,838	4,268
*	Estithmar Holding QPSC	340,917	158
			1,023,799
Romania (0.1%)
	Banca Transilvania SA	7,882,433	34,586
	OMV Petrom SA	215,727,728	22,026
	Societatea Nationala Nuclearelectrica SA	714,504	6,997
*	MED Life SA	1,065,273	4,500
	One United Properties SA	20,211,954	3,935
	Teraplast SA	14,845,960	2,026
			74,070
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	4,940,427	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	Magnit PJSC GDR	3	—
[3]	PhosAgro PJSC	501,846	—
*,3	Mechel PJSC Preference Shares	899,940	—
[3]	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
[3]	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
[3]	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
[3]	Tatneft PJSC	10,830,010	—
[3]	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
[3]	Novatek PJSC	14,969,087	—
[3]	Gazprom PJSC	147,246,629	—
[3]	Mosenergo PJSC	120,668,554	—
[3]	Transneft PJSC Preference Shares	21,565	—
*,3	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	—
[3]	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
[3]	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
[3]	Tatneft PJSC Preference Shares	855,515	—
*,3	VTB Bank PJSC	68,488,233,072	—
[3]	MMC Norilsk Nickel PJSC	452,853	—
*,3	ROSSETI PJSC	386,181,584	—
[3]	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
[3]	Bashneft PJSC Preference Shares	236,470	—
*,3	Sistema PJSFC	38,691,860	—
*,3	Severstal PAO	2,474,213	—
[3]	Surgutneftegas PJSC	41,925,149	—
[3]	Surgutneftegas PJSC Preference Shares	116,012,123	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—

		Shares	Market Value ($000)
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	MMC Norilsk Nickel PJSC ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
[3]	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
[3]	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
[3]	Cherkizovo Group PJSC	16,179	—
[3]	Samolet Group	106,994	—
[3]	Bank St. Petersburg PJSC	3,060,330	—
[3]	IDGC of Centre & Volga Region PJSC	313,271,828	—
[1,3]	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	4	—
*,3	PhosAgro PJSC (Registered) GDR	9,288	—
			—
Saudi Arabia (4.1%)
*	Al Rajhi Bank	27,201,406	597,105
	Saudi National Bank	30,151,224	381,702
[1]	Saudi Arabian Oil Co.	38,819,416	342,484
	Saudi Basic Industries Corp.	12,523,112	310,769
	Saudi Telecom Co.	24,958,961	246,325
*	Saudi Arabian Mining Co.	11,224,876	222,110
	Riyad Bank	20,405,828	168,315
	Saudi British Bank	13,908,881	134,768
	Alinma Bank	13,630,620	120,086
	SABIC Agri-Nutrients Co.	3,251,249	119,208
	Banque Saudi Fransi	8,152,516	89,147
*	Bank AlBilad	6,812,411	81,807
	Dr Sulaiman Al Habib Medical Services Group Co.	1,276,779	79,802
	ACWA Power Co.	1,857,774	75,420
	Arab National Bank	9,246,061	68,356
	Saudi Electricity Co.	10,811,317	66,619
	Almarai Co. JSC	3,506,447	51,965
	Sahara International Petrochemical Co.	5,015,894	49,905
	Etihad Etisalat Co.	5,220,063	49,315
	Yanbu National Petrochemical Co.	3,831,980	45,409
	Bupa Arabia for Cooperative Insurance Co.	1,000,335	41,734
*	Saudi Kayan Petrochemical Co.	10,325,219	36,808
	Mouwasat Medical Services Co.	662,167	36,455
	Saudi Industrial Investment Group	5,138,725	34,144
	Elm Co.	350,375	33,403
	Jarir Marketing Co.	826,680	33,228
	Saudi Investment Bank	6,798,740	32,662
	Savola Group	3,649,895	29,287
	Bank Al-Jazira	5,577,836	28,954
	Saudi Tadawul Group Holding Co.	667,677	28,929
	Nahdi Medical Co.	541,254	27,458
*	Dar Al Arkan Real Estate Development Co.	7,375,311	24,683
	Arabian Internet & Communications Services Co.	355,187	24,051
*	Saudi Research & Media Group	448,555	22,489
	Advanced Petrochemical Co.	1,771,579	22,343
*	Co. for Cooperative Insurance	857,824	19,266
	Dallah Healthcare Co.	523,513	19,193
*	Rabigh Refining & Petrochemical Co.	5,839,357	17,478
	Abdullah Al Othaim Markets Co.	610,417	17,172
*	Mobile Telecommunications Co. Saudi Arabia	6,049,893	16,931

		Shares	Market Value ($000)
*	National Industrialization Co.	4,533,048	14,998
	Saudi Cement Co.	1,042,751	14,444
	Al Hammadi Holding	1,096,350	14,088
	Saudia Dairy & Foodstuff Co.	213,760	13,419
*	Emaar Economic City	5,987,696	13,105
	Southern Province Cement Co.	959,616	12,906
	Arabian Centres Co. Ltd.	2,195,743	11,755
*	Saudi Airlines Catering Co.	568,710	11,505
	Qassim Cement Co.	626,251	11,244
	Aldrees Petroleum & Transport Services Co.	514,594	10,946
	Yanbu Cement Co.	1,100,064	10,886
	United Electronics Co.	534,417	10,836
*	Yamama Cement Co.	1,380,477	10,572
*	Seera Group Holding	2,018,751	9,985
	Leejam Sports Co. JSC	361,977	8,199
	Jadwa REIT Saudi Fund	2,362,392	7,900
*	Saudi Ground Services Co.	1,252,922	7,447
	National Gas & Industrialization Co.	516,985	7,258
	Astra Industrial Group	491,756	7,129
	Eastern Province Cement Co.	585,016	6,845
	Arabian Cement Co.	702,458	6,673
	BinDawood Holding Co.	404,769	6,533
	National Medical Care Co.	305,281	6,465
	United International Transportation Co.	476,695	6,381
	Arriyadh Development Co.	1,215,042	6,170
*	Saudi Real Estate Co.	1,804,679	5,894
	City Cement Co.	932,741	5,231
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	5,007
	Saudi Ceramic Co.	551,809	4,546
*	National Agriculture Development Co.	701,654	4,371
*	Middle East Healthcare Co.	571,694	4,219
	Saudi Chemical Co. Holding	581,771	4,187
	Northern Region Cement Co.	1,383,959	4,177
	Najran Cement Co.	1,174,558	3,967
*	Saudi Public Transport Co.	847,900	3,875
*	Dur Hospitality Co.	589,267	3,679
	Bawan Co.	411,190	3,563
*	Methanol Chemicals Co.	449,731	3,138
*	Herfy Food Services Co.	266,997	2,589
	Tabuk Cement Co.	643,569	2,583
*	Al Jouf Cement Co.	736,779	2,520
*	Sinad Holding Co.	844,387	2,489
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,447
	Hail Cement Co.	690,163	2,191
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	736,529	1,949
*	Zamil Industrial Investment Co.	413,316	1,870
			4,169,466
South Africa (3.9%)
	Naspers Ltd.	2,952,207	570,777
	FirstRand Ltd.	69,274,862	257,398
	MTN Group Ltd.	25,002,383	211,636
	Standard Bank Group Ltd.	18,479,602	184,384
	Sasol Ltd.	7,790,320	141,525
	Gold Fields Ltd.	12,220,805	139,291
	Absa Group Ltd.	11,579,177	133,071
	Impala Platinum Holdings Ltd.	11,321,309	131,280
	AngloGold Ashanti Ltd.	5,828,379	122,542
	Capitec Bank Holdings Ltd.	1,181,068	121,988

		Shares	Market Value ($000)
	Sibanye Stillwater Ltd.	39,009,958	103,113
	Bid Corp. Ltd.	4,614,503	95,265
	Shoprite Holdings Ltd.	6,767,331	93,681
	Sanlam Ltd.	24,686,033	79,998
	Nedbank Group Ltd.	5,849,894	75,819
	Bidvest Group Ltd.	4,730,823	61,095
*	Discovery Ltd.	7,373,809	58,652
	Anglo American Platinum Ltd.	782,756	58,214
	Vodacom Group Ltd.	8,189,408	57,554
	Remgro Ltd.	7,141,683	57,454
	Woolworths Holdings Ltd.	13,005,741	56,413
[2]	Clicks Group Ltd.	3,408,496	52,027
*	Northam Platinum Holdings Ltd.	5,175,232	50,758
	Aspen Pharmacare Holdings Ltd.	5,141,045	44,854
	Old Mutual Ltd.	63,492,789	43,282
	Exxaro Resources Ltd.	3,374,651	42,351
	NEPI Rockcastle NV	6,519,505	40,508
	Growthpoint Properties Ltd.	47,434,627	38,246
	Reinet Investments SCA	1,899,133	35,878
	Mr Price Group Ltd.	3,603,592	34,102
	MultiChoice Group	4,456,073	30,766
[1]	Pepkor Holdings Ltd.	25,230,276	29,823
	Foschini Group Ltd.	4,501,755	28,140
	Harmony Gold Mining Co. Ltd.	7,506,351	26,733
	Tiger Brands Ltd.	2,207,245	26,406
	Investec Ltd.	3,982,756	25,298
	African Rainbow Minerals Ltd.	1,489,504	24,426
	Thungela Resources Ltd.	1,769,471	23,675
	Sappi Ltd.	7,944,977	23,551
	Kumba Iron Ore Ltd.	756,003	23,149
	OUTsurance Group Ltd.	10,695,726	22,127
	Redefine Properties Ltd.	92,494,960	21,410
[2]	SPAR Group Ltd.	2,693,101	21,310
	AVI Ltd.	4,645,951	19,830
	Truworths International Ltd.	5,169,996	19,702
	Momentum Metropolitan Holdings	18,027,807	19,665
	Life Healthcare Group Holdings Ltd.	19,748,551	19,390
[2]	Netcare Ltd.	20,668,086	17,030
	Transaction Capital Ltd.	7,912,758	15,718
	Pick n Pay Stores Ltd.	4,870,353	15,602
	Motus Holdings Ltd.	2,084,663	14,770
	Barloworld Ltd.	2,620,889	13,550
	Resilient REIT Ltd.	4,347,126	13,216
*	Distell Group Holdings Ltd.	1,125,694	11,288
	Royal Bafokeng Platinum Ltd.	1,088,390	10,385
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	17,095,056	9,988
	Equites Property Fund Ltd.	10,444,733	9,560
	Vukile Property Fund Ltd.	12,438,715	9,432
	Santam Ltd.	576,198	9,294
	Hyprop Investments Ltd.	4,771,452	9,169
[1]	Dis-Chem Pharmacies Ltd.	5,123,447	8,799
	Omnia Holdings Ltd.	2,312,016	8,336
	KAP Industrial Holdings Ltd.	34,065,686	8,124
	JSE Ltd.	1,212,539	8,088
*,2	Telkom SA SOC Ltd.	3,969,563	7,941
	Ninety One Ltd.	3,187,045	7,877
	MAS plc	6,286,610	7,720
	Advtech Ltd.	7,166,372	7,644

		Shares	Market Value ($000)
	AECI Ltd.	1,495,838	7,532
	Super Group Ltd.	4,682,859	7,434
	Reunert Ltd.	2,232,027	7,359
	Coronation Fund Managers Ltd.	3,458,853	6,965
	Sun International Ltd.	2,679,164	5,255
	DataTec Ltd.	2,625,014	5,142
	Astral Foods Ltd.	554,160	5,135
	Tsogo Sun Gaming Ltd.	7,167,095	4,884
	DRDGOLD Ltd.	5,809,115	4,640
	SA Corporate Real Estate Ltd.	34,506,381	4,574
	Attacq Ltd.	9,912,267	4,173
	Investec Property Fund Ltd.	7,741,748	4,167
*	Wilson Bayly Holmes-Ovcon Ltd.	715,404	4,059
	Curro Holdings Ltd.	6,991,600	3,666
	Cashbuild Ltd.	318,801	3,442
	Raubex Group Ltd.	2,286,937	3,154
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	9,457,421	2,575
*,2	Brait plc	10,744,448	2,361
	Adcock Ingram Holdings Ltd.	793,015	2,332
	Emira Property Fund Ltd.	4,134,976	2,310
*	Blue Label Telecoms Ltd.	6,785,322	2,031
*	Zeda Ltd.	2,597,889	1,986
*,2	Steinhoff International Holdings NV (XJSE)	59,618,298	1,731
	Alexander Forbes Group Holdings Ltd.	4,138,199	1,170
*	Steinhoff International Holdings NV (XETR)	1,075,902	31
			3,920,196
Taiwan (16.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	280,743,605	4,954,225
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,553,253	978,603
	Hon Hai Precision Industry Co. Ltd.	165,736,761	552,688
	MediaTek Inc.	20,660,630	499,181
	Delta Electronics Inc.	30,061,356	291,519
	Fubon Financial Holding Co. Ltd.	102,258,584	205,957
	Nan Ya Plastics Corp.	78,643,819	197,917
	CTBC Financial Holding Co. Ltd.	251,121,062	192,013
	China Steel Corp.	171,229,308	181,201
	Cathay Financial Holding Co. Ltd.	123,944,347	176,457
	Mega Financial Holding Co. Ltd.	154,639,915	165,126
	ASE Technology Holding Co. Ltd.	47,358,723	159,790
	Formosa Plastics Corp.	51,953,057	154,865
	E.Sun Financial Holding Co. Ltd.	187,771,037	153,792
*	United Microelectronics Corp.	93,354,270	152,769
	Uni-President Enterprises Corp.	66,568,868	149,553
	Chailease Holding Co. Ltd.	19,193,100	144,642
	Chunghwa Telecom Co. Ltd.	35,842,663	133,948
	First Financial Holding Co. Ltd.	144,452,303	125,990
	Yuanta Financial Holding Co. Ltd.	166,537,276	125,229
	Taiwan Cooperative Financial Holding Co. Ltd.	139,934,451	123,656
	Formosa Chemicals & Fibre Corp.	47,713,449	115,004
	Hua Nan Financial Holdings Co. Ltd.	140,850,172	107,162
	Taiwan Cement Corp.	86,240,717	104,460
	Largan Precision Co. Ltd.	1,417,076	101,124
	Yageo Corp.	5,468,925	99,266
	China Development Financial Holding Corp.	219,167,303	96,824
	Hotai Motor Co. Ltd.	4,400,154	96,606
	Quanta Computer Inc.	36,938,200	92,253
	Silergy Corp.	4,475,560	91,075
	Asustek Computer Inc.	9,743,937	88,752

		Shares	Market Value ($000)
	Walsin Lihwa Corp.	47,910,707	87,210
	Taishin Financial Holding Co. Ltd.	157,232,197	85,467
	SinoPac Financial Holdings Co. Ltd.	146,832,894	84,829
	Unimicron Technology Corp.	17,542,979	80,768
*,2	United Microelectronics Corp. ADR	9,767,609	79,411
	Shanghai Commercial & Savings Bank Ltd.	48,741,935	75,752
	Taiwan Mobile Co. Ltd.	23,831,941	75,195
	Airtac International Group	2,160,830	73,899
	E Ink Holdings Inc.	12,372,440	71,794
	Realtek Semiconductor Corp.	6,668,959	71,617
	President Chain Store Corp.	7,805,449	70,308
	Novatek Microelectronics Corp.	5,740,560	68,358
	Lite-On Technology Corp.	29,661,084	65,910
	Advantech Co. Ltd.	5,752,361	65,777
	Chunghwa Telecom Co. Ltd. ADR	1,723,397	63,852
	Pegatron Corp.	28,262,213	60,923
	Accton Technology Corp.	7,429,610	60,717
	Far Eastern New Century Corp.	54,900,963	60,003
	Catcher Technology Co. Ltd.	9,540,956	56,737
	Shin Kong Financial Holding Co. Ltd.	186,336,288	55,959
	Evergreen Marine Corp. Taiwan Ltd.	10,727,958	54,806
	Chang Hwa Commercial Bank Ltd.	91,589,686	53,824
	Formosa Petrochemical Corp.	18,922,977	53,037
	eMemory Technology Inc.	960,100	52,641
	Globalwafers Co. Ltd.	2,943,810	51,649
	Yang Ming Marine Transport Corp.	24,290,725	51,019
	Far EasTone Telecommunications Co. Ltd.	22,095,035	49,151
	Ruentex Development Co. Ltd.	32,656,667	48,907
	Asia Cement Corp.	33,940,510	47,815
	Powerchip Semiconductor Manufacturing Corp.	40,032,000	46,174
	Eclat Textile Co. Ltd.	2,756,209	45,966
	Voltronic Power Technology Corp.	897,325	45,408
	Compal Electronics Inc.	57,147,900	43,140
	Pou Chen Corp.	37,385,021	42,893
	Vanguard International Semiconductor Corp.	12,566,640	42,240
	Wistron Corp.	39,796,535	41,865
	Micro-Star International Co. Ltd.	9,493,200	41,697
	Feng TAY Enterprise Co. Ltd.	6,224,132	41,096
	Sino-American Silicon Products Inc.	7,397,742	40,396
	AUO Corp.	71,294,039	40,090
	Synnex Technology International Corp.	18,950,800	38,299
*	Oneness Biotech Co. Ltd.	4,121,000	37,139
	Win Semiconductors Corp.	5,602,519	36,124
	Inventec Corp.	42,220,966	35,592
*	Tatung Co. Ltd.	30,996,819	35,423
	Chroma ATE Inc.	5,543,280	34,400
	Innolux Corp.	83,774,536	34,275
	Eva Airways Corp.	35,072,760	34,226
	TA Chen Stainless Pipe	22,078,102	33,167
	Acer Inc.	39,693,897	33,138
	WPG Holdings Ltd.	20,673,720	32,957
	Taiwan Business Bank	73,669,270	32,863
	Zhen Ding Technology Holding Ltd.	8,824,710	32,586
	Wan Hai Lines Ltd.	12,723,646	32,426
	Global Unichip Corp.	1,204,960	31,803
	Macronix International Co. Ltd.	25,424,737	30,558
	Winbond Electronics Corp.	41,956,452	30,396
	Parade Technologies Ltd.	972,290	30,067

		Shares	Market Value ($000)
	Wiwynn Corp.	1,196,280	30,048
	Hiwin Technologies Corp.	4,015,308	30,022
	ASPEED Technology Inc.	420,011	29,745
	Giant Manufacturing Co. Ltd.	4,322,193	29,675
	Cheng Shin Rubber Industry Co. Ltd.	25,560,095	29,495
	Taiwan High Speed Rail Corp.	28,975,912	28,230
	Phison Electronics Corp.	2,244,080	27,936
	Foxconn Technology Co. Ltd.	15,313,663	27,774
	Sinbon Electronics Co. Ltd.	2,889,475	27,761
	Alchip Technologies Ltd.	950,463	27,037
	Powertech Technology Inc.	9,667,550	27,022
	Gigabyte Technology Co. Ltd.	6,810,850	26,451
	Teco Electric & Machinery Co. Ltd.	27,540,320	26,426
	Lien Hwa Industrial Holdings Corp.	14,994,218	26,014
	Lotes Co. Ltd.	978,737	24,880
	Elite Material Co. Ltd.	4,075,156	24,751
	Ruentex Industries Ltd.	10,968,961	24,577
	Chicony Electronics Co. Ltd.	8,411,458	24,394
	Simplo Technology Co. Ltd.	2,400,310	23,780
	Highwealth Construction Corp.	17,283,679	23,710
	Compeq Manufacturing Co. Ltd.	15,429,760	23,611
	Tripod Technology Corp.	6,918,040	22,887
	International Games System Co. Ltd.	1,356,600	22,443
	Nanya Technology Corp.	11,523,878	22,384
	Radiant Opto-Electronics Corp.	6,220,751	21,325
	Makalot Industrial Co. Ltd.	2,884,808	21,061
	Yulon Motor Co. Ltd.	7,582,444	21,019
	Taichung Commercial Bank Co. Ltd.	47,677,777	20,861
*	HTC Corp.	10,062,301	20,596
	Merida Industry Co. Ltd.	3,352,526	20,400
	Walsin Technology Corp.	6,729,521	20,320
	momo.com Inc.	761,120	20,255
	King Yuan Electronics Co. Ltd.	15,693,280	20,135
	Nien Made Enterprise Co. Ltd.	1,914,560	19,955
	Taiwan Fertilizer Co. Ltd.	10,386,186	19,364
	Poya International Co. Ltd.	1,085,717	18,858
	IBF Financial Holdings Co. Ltd.	44,327,112	18,644
	Qisda Corp.	19,191,620	18,173
	Yulon Finance Corp.	3,161,896	17,642
	Taiwan Glass Industry Corp.	22,334,290	17,464
	China Petrochemical Development Corp.	51,284,041	17,326
	Chipbond Technology Corp.	8,497,630	17,215
	Bizlink Holding Inc.	1,955,128	17,152
	Faraday Technology Corp.	2,972,000	17,000
	Tung Ho Steel Enterprise Corp.	8,481,602	16,392
	ASMedia Technology Inc.	540,857	16,295
	Jentech Precision Industrial Co. Ltd.	1,281,283	16,147
	Union Bank of Taiwan	29,899,154	16,132
	China Airlines Ltd.	24,392,146	15,912
	Nan Ya Printed Circuit Board Corp.	1,886,521	15,491
	Ennostar Inc.	9,159,726	15,378
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	15,359
	YFY Inc.	17,776,703	15,330
	King's Town Bank Co. Ltd.	13,035,184	15,071
	Tong Hsing Electronic Industries Ltd.	1,950,707	14,971
	Great Wall Enterprise Co. Ltd.	9,652,626	14,917
	Eternal Materials Co. Ltd.	13,654,298	14,810
	United Integrated Services Co. Ltd.	2,114,800	14,600

		Shares	Market Value ($000)
	Kinsus Interconnect Technology Corp.	3,841,530	14,591
	Genius Electronic Optical Co. Ltd.	1,163,299	14,338
	CTCI Corp.	9,932,510	14,321
*	FLEXium Interconnect Inc.	4,168,990	13,967
	Wisdom Marine Lines Co. Ltd.	6,785,155	13,812
	Episil Technologies Inc.	4,249,189	13,800
	Microbio Co. Ltd.	6,189,872	13,721
	Goldsun Building Materials Co. Ltd.	15,815,415	13,583
	Elan Microelectronics Corp.	4,099,870	13,332
	Far Eastern International Bank	34,082,639	13,321
	Asia Vital Components Co. Ltd.	3,693,890	13,166
	Taiwan Secom Co. Ltd.	3,925,876	13,166
	Formosa Taffeta Co. Ltd.	14,328,632	12,967
*	United Renewable Energy Co. Ltd.	18,163,629	12,837
	HannStar Display Corp.	31,488,193	12,776
	Shinkong Synthetic Fibers Corp.	21,282,400	12,773
	Gold Circuit Electronics Ltd.	4,352,481	12,760
	Cheng Loong Corp.	13,118,230	12,748
	AP Memory Technology Corp.	1,789,120	12,690
	Taiwan Surface Mounting Technology Corp.	4,116,110	12,540
	Feng Hsin Steel Co. Ltd.	5,423,200	12,511
	WT Microelectronics Co. Ltd.	5,709,651	12,488
	Topco Scientific Co. Ltd.	2,195,342	12,419
	Mitac Holdings Corp.	11,992,901	12,346
	Pan Jit International Inc.	5,477,740	12,230
	King Slide Works Co. Ltd.	883,000	11,939
	Fusheng Precision Co. Ltd.	1,602,920	11,872
	Ardentec Corp.	6,581,522	11,650
	TXC Corp.	3,978,630	11,614
	Via Technologies Inc.	4,938,620	11,580
	Chung Hung Steel Corp.	11,834,000	11,514
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	11,364
*	EirGenix Inc.	2,869,868	11,324
	Wistron NeWeb Corp.	4,079,787	11,150
*	Nan Kang Rubber Tire Co. Ltd.	9,751,390	11,075
	Capital Securities Corp.	28,174,773	10,935
	Wafer Works Corp.	7,068,103	10,656
	Yieh Phui Enterprise Co. Ltd.	18,469,574	10,594
	U-Ming Marine Transport Corp.	6,086,108	10,309
	Coretronic Corp.	5,181,900	10,200
	Far Eastern Department Stores Ltd.	14,079,878	10,191
	Fitipower Integrated Technology Inc.	2,080,375	10,095
	Raydium Semiconductor Corp.	844,000	10,078
	Taiwan Semiconductor Co. Ltd.	3,384,290	10,043
	Tong Yang Industry Co. Ltd.	6,625,350	10,001
	Sigurd Microelectronics Corp.	5,854,546	9,980
	USI Corp.	12,426,861	9,880
	ChipMOS Technologies Inc.	8,493,148	9,859
	Nuvoton Technology Corp.	2,252,000	9,843
	Sanyang Motor Co. Ltd.	8,399,330	9,833
*	Lotus Pharmaceutical Co. Ltd.	1,229,000	9,815
	Huaku Development Co. Ltd.	3,285,200	9,752
	Sitronix Technology Corp.	1,369,070	9,741
	TSRC Corp.	10,243,940	9,663
	Andes Technology Corp.	530,000	9,393
	Elite Semiconductor Microelectronics Technology Inc.	3,556,000	9,328
	Charoen Pokphand Enterprise	3,527,343	9,294
	Tainan Spinning Co. Ltd.	16,053,000	9,193

		Shares	Market Value ($000)
	Sercomm Corp.	3,366,600	9,069
	Kenda Rubber Industrial Co. Ltd.	8,763,000	9,060
	Grape King Bio Ltd.	1,569,529	9,043
	Primax Electronics Ltd.	4,656,940	8,965
	TCI Co. Ltd.	1,407,549	8,871
	Advanced Energy Solution Holding Co. Ltd.	334,000	8,850
	Transcend Information Inc.	3,830,069	8,697
	SDI Corp.	2,273,236	8,687
	Standard Foods Corp.	6,116,603	8,461
	Kinpo Electronics	18,605,670	8,431
	Pegavision Corp.	552,000	8,392
	Clevo Co.	8,050,000	8,385
	Taiwan Mask Corp.	2,701,272	8,345
	Grand Pacific Petrochemical	12,253,304	8,221
	O-Bank Co. Ltd.	26,340,453	8,149
	Hotai Finance Co. Ltd.	2,308,000	8,145
	Merry Electronics Co. Ltd.	2,974,999	8,097
	Arcadyan Technology Corp.	2,376,219	8,060
	Center Laboratories Inc.	5,109,239	8,059
	XinTec Inc.	2,233,225	8,034
	Allied Supreme Corp.	696,000	8,021
	Cheng Uei Precision Industry Co. Ltd.	6,163,673	7,951
	ITEQ Corp.	2,915,357	7,930
	Universal Vision Biotechnology Co. Ltd.	724,500	7,904
	Hota Industrial Manufacturing Co. Ltd.	3,265,178	7,890
	Farglory Land Development Co. Ltd.	4,048,550	7,885
	International CSRC Investment Holdings Co.	11,881,270	7,865
*	Medigen Vaccine Biologics Corp.	3,203,930	7,852
	General Interface Solution Holding Ltd.	2,754,070	7,843
	Visual Photonics Epitaxy Co. Ltd.	2,614,960	7,794
	Gudeng Precision Industrial Co. Ltd.	833,517	7,771
*	TSEC Corp.	6,250,474	7,745
	ADATA Technology Co. Ltd.	3,509,000	7,729
	Foxsemicon Integrated Technology Inc.	1,194,642	7,718
	China Steel Chemical Corp.	2,137,000	7,685
	UPI Semiconductor Corp.	700,000	7,605
	Longchen Paper & Packaging Co. Ltd.	12,007,632	7,528
	Solar Applied Materials Technology Corp.	6,463,607	7,519
	TTY Biopharm Co. Ltd.	2,875,160	7,449
	Supreme Electronics Co. Ltd.	5,939,375	7,415
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	7,384
	Getac Holdings Corp.	4,840,420	7,361
	Wah Lee Industrial Corp.	2,566,194	7,327
	Greatek Electronics Inc.	4,290,000	7,291
	Taiwan-Asia Semiconductor Corp.	5,690,987	7,265
	President Securities Corp.	13,193,241	7,252
	Sinon Corp.	5,516,000	7,183
	Taiwan Union Technology Corp.	3,458,052	7,147
	Taiwan Paiho Ltd.	3,575,140	7,109
	AcBel Polytech Inc.	5,980,000	7,066
	Everlight Electronics Co. Ltd.	5,590,410	7,011
	Formosa International Hotels Corp.	831,000	6,980
	Sporton International Inc.	948,631	6,965
	Cleanaway Co. Ltd.	1,146,000	6,923
	Nantex Industry Co. Ltd.	5,201,000	6,897
	China Motor Corp.	3,406,844	6,877
	Pan-International Industrial Corp.	5,271,000	6,821
	Gloria Material Technology Corp.	5,366,640	6,809

		Shares	Market Value ($000)
	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,803
	Kinik Co.	1,688,000	6,764
	Ta Ya Electric Wire & Cable	8,683,110	6,696
	Oriental Union Chemical Corp.	10,326,582	6,537
	Asia Optical Co. Inc.	3,029,260	6,469
	Chong Hong Construction Co. Ltd.	2,613,000	6,453
	Chicony Power Technology Co. Ltd.	2,506,000	6,453
	Continental Holdings Corp.	6,550,000	6,440
	Co-Tech Development Corp.	2,905,000	6,403
	Holy Stone Enterprise Co. Ltd.	2,059,793	6,283
	Evergreen International Storage & Transport Corp.	6,957,000	6,281
*	Taiwan TEA Corp.	8,730,000	6,269
	UPC Technology Corp.	12,648,041	6,264
	FocalTech Systems Co. Ltd.	2,760,482	6,230
	Ennoconn Corp.	831,758	6,223
	Taiwan Cogeneration Corp.	5,401,850	6,214
	Chang Wah Electromaterials Inc.	5,780,000	6,166
	Ton Yi Industrial Corp.	10,330,000	6,120
	Shiny Chemical Industrial Co. Ltd.	1,418,000	6,109
*	Adimmune Corp.	4,581,825	6,066
	Test Research Inc.	2,789,660	5,938
*	TaiMed Biologics Inc.	2,576,090	5,872
	Brighton-Best International Taiwan Inc.	4,601,000	5,861
	Prince Housing & Development Corp.	15,547,270	5,784
*	China Man-Made Fiber Corp.	20,023,016	5,766
	Taiwan Sakura Corp.	2,723,000	5,728
	Hsin Kuang Steel Co. Ltd.	3,518,000	5,709
	Cub Elecparts Inc.	1,169,308	5,646
	Hu Lane Associate Inc.	1,078,300	5,588
	Thinking Electronic Industrial Co. Ltd.	1,106,000	5,547
	China General Plastics Corp.	5,855,926	5,514
	Topkey Corp.	926,000	5,514
	St. Shine Optical Co. Ltd.	648,000	5,488
	TaiDoc Technology Corp.	910,000	5,459
	Shin Zu Shing Co. Ltd.	1,974,853	5,440
*	Phihong Technology Co. Ltd.	4,069,000	5,426
	BES Engineering Corp.	19,381,000	5,425
	YC INOX Co. Ltd.	5,299,800	5,404
	Asia Polymer Corp.	5,519,340	5,394
	Pixart Imaging Inc.	1,606,680	5,363
*	Unitech Printed Circuit Board Corp.	8,701,731	5,327
	Etron Technology Inc.	3,484,803	5,314
	Chang Wah Technology Co. Ltd.	4,961,500	5,238
	Chlitina Holding Ltd.	696,000	5,188
	Unizyx Holding Corp.	4,203,819	5,184
*	OBI Pharma Inc.	2,134,881	5,176
*	Shihlin Paper Corp.	3,213,433	5,137
	Advanced Wireless Semiconductor Co.	1,917,266	5,126
	Apex International Co. Ltd.	2,619,000	5,106
	Innodisk Corp.	798,106	5,048
	Acter Group Corp. Ltd.	1,368,832	5,040
	Sunny Friend Environmental Technology Co. Ltd.	896,000	5,039
	AUO Corp. ADR	862,602	5,020
*	Mercuries Life Insurance Co. Ltd.	27,162,124	5,014
	AURAS Technology Co. Ltd.	961,000	5,014
	Systex Corp.	2,013,000	4,989
	Silicon Integrated Systems Corp.	8,579,400	4,988
	Gourmet Master Co. Ltd.	984,469	4,959

		Shares	Market Value ($000)
*	Wowprime Corp.	821,000	4,936
	RichWave Technology Corp.	1,121,736	4,928
	Shinkong Insurance Co. Ltd.	2,933,000	4,926
	Nichidenbo Corp.	2,719,460	4,908
	Global Mixed Mode Technology Inc.	902,000	4,896
	Dynapack International Technology Corp.	1,908,000	4,884
	Chin-Poon Industrial Co. Ltd.	4,806,890	4,807
	Holtek Semiconductor Inc.	1,965,483	4,792
	Hannstar Board Corp.	4,358,685	4,777
	Marketech International Corp.	1,135,000	4,777
	TPK Holding Co. Ltd.	4,633,288	4,746
	Gamania Digital Entertainment Co. Ltd.	1,753,916	4,716
	Sunplus Technology Co. Ltd.	5,884,000	4,709
	Cathay Real Estate Development Co. Ltd.	8,571,984	4,677
*	RDC Semiconductor Co. Ltd.	741,000	4,626
	Kindom Development Co. Ltd.	4,771,600	4,623
	Advanced Ceramic X Corp.	683,105	4,618
*	CSBC Corp. Taiwan	7,095,119	4,595
	Gemtek Technology Corp.	4,964,000	4,592
	Formosa Sumco Technology Corp.	875,000	4,584
	ITE Technology Inc.	1,727,000	4,574
	Advanced International Multitech Co. Ltd.	1,373,000	4,554
*	Career Technology MFG. Co. Ltd.	5,544,721	4,552
	Depo Auto Parts Ind Co. Ltd.	1,799,000	4,528
	Actron Technology Corp.	774,000	4,478
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,456
*	Federal Corp.	6,273,040	4,383
	Tung Thih Electronic Co. Ltd.	871,000	4,341
	Chunghwa Precision Test Tech Co. Ltd.	240,153	4,329
	Darfon Electronics Corp.	3,283,000	4,328
	Lealea Enterprise Co. Ltd.	12,335,930	4,294
	PharmaEngine Inc.	1,112,457	4,278
	LandMark Optoelectronics Corp.	986,470	4,220
	ASROCK Inc.	816,000	4,163
	Orient Semiconductor Electronics Ltd.	6,664,792	4,161
	Aten International Co. Ltd.	1,601,740	4,159
	Sampo Corp.	4,666,800	4,154
	Sunonwealth Electric Machine Industry Co. Ltd.	2,896,000	4,123
	YungShin Global Holding Corp.	2,884,000	4,102
	KMC Kuei Meng International Inc.	816,000	4,102
	Flytech Technology Co. Ltd.	1,757,650	4,029
	Xxentria Technology Materials Corp.	1,955,000	4,008
	Motech Industries Inc.	4,072,897	3,955
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,951
	IEI Integration Corp.	1,571,920	3,900
*	Asia Pacific Telecom Co. Ltd.	18,789,352	3,886
	Hung Sheng Construction Ltd.	4,971,464	3,862
	Chia Hsin Cement Corp.	6,370,000	3,861
	Anpec Electronics Corp.	834,000	3,836
	Chief Telecom Inc.	408,000	3,819
	Mercuries & Associates Holding Ltd.	7,446,552	3,815
*	D-Link Corp.	7,378,400	3,797
*	Ambassador Hotel	3,471,000	3,773
	Genesys Logic Inc.	1,073,000	3,766
	Adlink Technology Inc.	1,932,895	3,707
	Ho Tung Chemical Corp.	12,634,459	3,660
	Dimerco Express Corp.	1,472,199	3,644
	CyberTAN Technology Inc.	4,414,000	3,598

		Shares	Market Value ($000)
	Everlight Chemical Industrial Corp.	5,648,200	3,593
	Sinyi Realty Inc.	3,879,000	3,592
	Wei Chuan Foods Corp.	5,516,600	3,525
	Weltrend Semiconductor	2,187,567	3,514
	Soft-World International Corp.	1,304,653	3,497
	Swancor Holding Co. Ltd.	953,000	3,497
	Johnson Health Tech Co. Ltd.	1,439,000	3,463
	China Metal Products	3,441,000	3,446
	AmTRAN Technology Co. Ltd.	10,286,343	3,446
	Namchow Holdings Co. Ltd.	2,255,000	3,435
*	CMC Magnetics Corp.	13,248,313	3,431
	Sonix Technology Co. Ltd.	1,948,000	3,385
	ScinoPharm Taiwan Ltd.	3,739,576	3,311
	Radium Life Tech Co. Ltd.	10,880,760	3,296
	Lung Yen Life Service Corp.	2,578,000	3,280
*	Tanvex BioPharma Inc.	2,589,621	3,275
	91APP Inc.	887,243	3,274
	Altek Corp.	2,882,000	3,251
	Alpha Networks Inc.	3,150,772	3,231
	T3EX Global Holdings Corp.	1,457,000	3,224
	Taiwan Styrene Monomer	6,803,050	3,171
	Bank of Kaohsiung Co. Ltd.	7,331,676	3,151
*	First Steamship Co. Ltd.	10,829,968	3,139
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	3,134
	Sensortek Technology Corp.	336,000	3,103
	Quanta Storage Inc.	2,078,000	3,102
	Firich Enterprises Co. Ltd.	3,194,354	3,101
	Chun Yuan Steel Industry Co. Ltd.	5,583,000	3,083
	Posiflex Technology Inc.	787,764	3,082
	Huang Hsiang Construction Corp.	2,207,000	3,066
	Zeng Hsing Industrial Co. Ltd.	762,778	3,042
	Bioteque Corp.	812,475	3,041
	Syncmold Enterprise Corp.	1,515,500	3,021
	Formosan Rubber Group Inc.	4,084,135	3,001
	Global Brands Manufacture Ltd.	3,108,680	2,997
	Chung Hwa Pulp Corp.	5,252,000	2,960
*	Gigastorage Corp.	4,475,259	2,940
	Amazing Microelectronic Corp.	948,000	2,934
	Sincere Navigation Corp.	4,255,240	2,889
	Ultra Chip Inc.	866,000	2,811
*	Kuo Yang Construction Co. Ltd.	4,552,900	2,794
*	Shining Building Business Co. Ltd.	9,003,638	2,767
	Taiflex Scientific Co. Ltd.	1,971,920	2,759
	PChome Online Inc.	1,257,873	2,740
	Kaimei Electronic Corp.	1,332,000	2,716
	L&K Engineering Co. Ltd.	1,886,000	2,682
*	Savior Lifetec Corp.	3,677,325	2,668
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,603
	Speed Tech Corp.	1,460,000	2,569
	KEE TAI Properties Co. Ltd.	5,952,000	2,533
	Rich Development Co. Ltd.	8,788,000	2,504
	Fittech Co. Ltd.	778,491	2,486
	VIA Labs Inc.	354,000	2,473
	Tyntek Corp.	4,262,000	2,458
*	Foresee Pharmaceuticals Co. Ltd.	739,000	2,458
	Elite Advanced Laser Corp.	1,828,349	2,442
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	2,431
*	Ritek Corp.	8,822,489	2,401

		Shares	Market Value ($000)
	CHC Healthcare Group	1,457,899	2,386
	TYC Brother Industrial Co. Ltd.	2,542,000	2,383
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,377
	Kuo Toong International Co. Ltd.	2,995,514	2,304
	Lingsen Precision Industries Ltd.	4,849,000	2,273
	Machvision Inc.	456,306	2,263
*	Brogent Technologies Inc.	475,792	2,212
	HannsTouch Solution Inc.	7,036,115	2,208
	Ichia Technologies Inc.	3,652,000	2,200
	Yulon Nissan Motor Co. Ltd.	322,188	2,179
	Rechi Precision Co. Ltd.	3,808,000	2,151
	Dynamic Holding Co. Ltd.	3,705,533	2,146
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,063
	Egis Technology Inc.	934,100	2,050
*	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,035
	TA-I Technology Co. Ltd.	1,349,750	2,007
	FSP Technology Inc.	1,548,120	2,003
	Infortrend Technology Inc.	3,282,000	1,934
	Nidec Chaun-Choung Technology Corp.	488,000	1,900
	WUS Printed Circuit Co. Ltd.	2,013,156	1,880
	AGV Products Corp.	5,064,370	1,847
	Ability Enterprise Co. Ltd.	2,621,491	1,830
	Jess-Link Products Co. Ltd.	1,279,750	1,804
	Iron Force Industrial Co. Ltd.	704,000	1,795
	Rexon Industrial Corp. Ltd.	1,749,525	1,789
*	Darwin Precisions Corp.	5,857,900	1,781
	Basso Industry Corp.	1,277,000	1,776
	China Electric Manufacturing Corp.	3,879,180	1,776
	Dyaco International Inc.	1,212,000	1,737
*	Gigasolar Materials Corp.	477,152	1,710
	Nan Liu Enterprise Co. Ltd.	673,000	1,616
*	Cyberlink Corp.	566,674	1,602
*	Medigen Biotechnology Corp.	1,470,000	1,588
*	ALI Corp.	2,167,275	1,567
*	Globe Union Industrial Corp.	3,543,000	1,560
	Taiyen Biotech Co. Ltd.	1,429,000	1,549
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,541
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,418
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,413
*	Zinwell Corp.	2,356,000	1,385
	Sheng Yu Steel Co. Ltd.	1,532,000	1,321
*	Newmax Technology Co. Ltd.	1,301,000	1,255
	Test Rite International Co. Ltd.	1,868,688	1,237
	Senao International Co. Ltd.	1,011,175	1,075
	Toung Loong Textile Manufacturing	1,179,120	1,038
	GeneReach Biotechnology Corp.	482,421	996
*,3	Roo Hsing Co. Ltd.	10,143,000	986
	Kaori Heat Treatment Co. Ltd.	114,000	813
	Panion & BF Biotech Inc.	82,000	465
	Synmosa Biopharma Corp.	314,000	447
	China Bills Finance Corp.	810,000	408
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Unity Opto Technology Co. Ltd.	5,295,000	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—

		Shares	Market Value ($000)
	China Development Financial Holding Corp. Preference Shares	1,001	—
*,3	OBI Pharma Inc. Rights	83,491	—
*,3	Amazing Microelectronic Corp. Rights Exp. 2/17/23	38,244	—
			16,966,334
Thailand (3.1%)
	PTT PCL (Foreign)	200,971,915	203,077
	CP ALL PCL (Foreign)	83,909,921	169,495
*	Airports of Thailand PCL (Foreign)	57,149,744	128,879
	Bangkok Dusit Medical Services PCL (Foreign)	124,877,545	112,909
	Delta Electronics Thailand PCL (Foreign)	3,976,800	109,259
	PTT Exploration & Production PCL (Foreign)	19,293,784	100,715
	Gulf Energy Development PCL (Foreign)	57,297,915	93,677
	Advanced Info Service PCL (Foreign)	15,765,206	93,346
	Central Pattana PCL (Foreign)	39,007,824	84,542
	Kasikornbank PCL (Foreign)	17,930,735	79,082
	SCB X PCL (Foreign)	23,296,990	73,790
	Siam Cement PCL NVDR	6,822,296	69,610
*	Minor International PCL (Foreign)	55,591,121	56,299
	Energy Absolute PCL (Foreign)	21,386,796	56,224
	Central Retail Corp. PCL (Foreign)	38,984,100	50,450
	Bumrungrad Hospital PCL (Foreign)	7,538,874	49,685
	Charoen Pokphand Foods PCL (Foreign)	69,368,917	49,656
	PTT Global Chemical PCL (Foreign)	29,310,779	43,932
	Intouch Holdings PCL (Foreign)	19,467,600	43,018
	Indorama Ventures PCL (Foreign)	30,614,635	37,711
	Krung Thai Bank PCL (Foreign)	68,823,796	36,616
[2]	Banpu PCL (Foreign)	99,828,573	35,234
	Siam Cement PCL (Foreign)	3,370,188	34,387
[2]	Bangkok Bank PCL NVDR	7,097,100	34,214
	Home Product Center PCL (Foreign)	76,267,284	33,187
	Bangkok Expressway & Metro PCL (Foreign)	108,059,822	31,810
[2]	Krungthai Card PCL (Foreign)	18,268,631	31,407
	BTS Group Holdings PCL (Foreign)	117,999,735	30,279
	Thai Oil PCL (Foreign)	16,641,706	29,289
	Digital Telecommunications Infrastructure Fund	70,089,413	28,890
	SCG Packaging PCL (Foreign)	17,752,700	28,215
	Land & Houses PCL NVDR	90,722,380	27,264
	TMBThanachart Bank PCL (Foreign)	602,403,500	26,937
[2]	Thonburi Healthcare Group PCL (Foreign)	11,520,770	24,114
[2]	Siam Makro PCL (Foreign)	18,990,357	24,107
[2]	PTT Oil & Retail Business PCL (Foreign)	34,002,600	23,113
	True Corp. PCL (Foreign)	142,766,088	21,080
[2]	Global Power Synergy PCL (Foreign)	10,006,540	20,950
	Thai Union Group PCL (Foreign)	41,397,979	20,100
[2]	Electricity Generating PCL (Foreign)	3,725,511	19,689
	Ratch Group PCL NVDR	15,068,202	19,328
	Asset World Corp. PCL (Foreign)	104,119,400	18,856
	Bangchak Corp. PCL (Foreign)	16,748,466	18,615
[2]	KCE Electronics PCL (Foreign)	11,032,214	18,457
	Kiatnakin Phatra Bank PCL (Foreign)	8,415,470	17,461
[2]	Berli Jucker PCL (Foreign)	14,461,390	16,704
*,2	Central Plaza Hotel PCL (Foreign)	10,449,513	16,523
	Tisco Financial Group PCL (Foreign)	5,298,768	16,486
	Osotspa PCL (Foreign)	19,191,700	16,336
	Kasikornbank PCL NVDR	3,692,375	16,285
[2]	Com7 PCL (Foreign)	16,516,500	15,747
[2]	Hana Microelectronics PCL (Foreign)	8,231,883	15,221
[2]	Srisawad Corp. PCL (Foreign)	9,235,903	15,014

		Shares	Market Value ($000)
[2]	Carabao Group PCL (Foreign)	4,792,005	15,014
[2]	Siam Global House PCL (Foreign)	23,181,086	14,662
	CPN Retail Growth Leasehold REIT	24,349,600	14,245
[2]	Thanachart Capital PCL (Foreign)	10,921,356	14,182
[2]	JMT Network Services PCL (Foreign)	8,543,364	13,920
[2]	Total Access Communication PCL NVDR	9,083,845	13,668
[2]	IRPC PCL (Foreign)	145,918,914	13,580
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	13,199
	Ngern Tid Lor PCL (Foreign)	15,492,223	13,097
	Supalai PCL (Foreign)	17,710,085	13,007
[2]	WHA Corp. PCL (Foreign)	113,155,906	13,004
[2]	Bangkok Commercial Asset Management PCL (Foreign)	25,646,900	12,399
[2]	B Grimm Power PCL (Foreign)	9,748,847	11,945
	Bangkok Bank PCL (Foreign)	2,465,641	11,887
[2]	VGI PCL (Foreign)	77,109,869	11,532
	AP Thailand PCL (Foreign)	31,641,842	11,439
	Sansiri PCL (Foreign)	190,757,106	11,306
[2]	Forth Corp. PCL (Foreign)	8,383,800	11,046
[2]	Muangthai Capital PCL (Foreign)	9,601,445	10,992
	Krung Thai Bank PCL NVDR	19,542,000	10,397
*,2	Beyond Securities PCL (Foreign)	28,466,000	10,303
	Mega Lifesciences PCL (Foreign)	6,484,800	10,301
*	Thai Life Insurance PCL (Foreign)	25,000,000	10,237
	Tisco Financial Group PCL NVDR	3,244,993	10,096
[2]	CH Karnchang PCL (Foreign)	13,398,163	9,186
[2]	Bangkok Chain Hospital PCL (Foreign)	13,811,645	9,147
[2]	Jay Mart PCL (Foreign)	7,732,100	8,796
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	19,512,863	8,543
[2]	Chularat Hospital PCL (Foreign)	70,197,346	8,517
[2]	Gunkul Engineering PCL (Foreign)	55,459,266	8,412
*	STARK Corp. PCL (Foreign)	91,887,200	8,329
[2]	Ramkhamhaeng Hospital PCL (Foreign)	4,884,363	8,085
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	7,795
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	7,714
	Singer Thailand PCL (Foreign)	9,143,500	7,667
	CK Power PCL (Foreign)	52,946,472	7,270
	Thailand Future Fund	28,884,000	7,094
[2]	Vibhavadi Medical Center PCL (Foreign)	85,930,200	7,091
	Amata Corp. PCL (Foreign)	11,634,623	7,070
[2]	Sri Trang Agro-Industry PCL (Foreign)	10,596,661	7,047
	TOA Paint Thailand PCL (Foreign)	6,826,034	7,047
	Land & Houses PCL (Foreign)	22,011,600	6,615
[2]	Dohome PCL (Foreign)	15,680,380	6,495
[2]	Star Petroleum Refining PCL (Foreign)	18,469,768	6,476
[2]	Esso Thailand PCL (Foreign)	22,532,073	6,386
	TPI Polene PCL (Foreign)	110,912,061	6,225
[2]	Quality Houses PCL (Foreign)	83,576,851	5,988
*,2	Jasmine Technology Solution PCL (Foreign)	4,115,092	5,906
[2]	Plan B Media PCL (Foreign)	21,229,660	5,774
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,583
[2]	TQM Alpha PCL (Foreign)	4,312,700	5,533
[2]	Bangkok Land PCL (Foreign)	170,463,378	5,485
	Tipco Asphalt PCL (Foreign)	9,922,930	5,477
[2]	Thoresen Thai Agencies PCL (Foreign)	21,092,187	5,222
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	5,192
[2]	Thaifoods Group PCL (Foreign)	29,773,075	5,108
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	4,951
	Major Cineplex Group PCL (Foreign)	8,632,997	4,932

		Shares	Market Value ($000)
[2]	Precious Shipping PCL (Foreign)	9,584,963	4,808
	TTW PCL (Foreign)	16,630,834	4,763
*,2	Bangkok Airways PCL (Foreign)	10,185,024	4,523
[2]	BEC World PCL (Foreign)	13,950,527	4,499
[2]	Banpu Power PCL (Foreign)	7,956,139	4,176
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	4,171
	Thaicom PCL (Foreign)	8,311,185	4,124
	Energy Absolute PCL NVDR	1,464,300	3,850
*,2	Jasmine International PCL (Foreign)	51,082,655	3,601
[2]	Super Energy Corp. PCL (Foreign)	187,324,419	3,583
	Pruksa Holding PCL (Foreign)	8,560,530	3,429
*,2	Kerry Express Thailand PCL (Foreign)	6,070,500	3,393
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	3,298
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,261
	MK Restaurants Group PCL (Foreign)	1,889,900	3,255
	MBK PCL (Foreign)	5,532,337	3,097
[2]	TPI Polene Power PCL (Foreign)	28,678,800	3,043
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,954
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,897
[2]	BCPG PCL (Foreign)	9,515,142	2,850
	GFPT PCL (Foreign)	6,838,096	2,805
	Origin Property PCL (Foreign)	7,239,219	2,688
	SCB X PCL NVDR	786,320	2,491
[2]	PTG Energy PCL (Foreign)	6,034,746	2,459
[2]	SPCG PCL (Foreign)	5,307,404	2,366
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,354
[2]	Ratch Group PCL (Foreign)	1,720,556	2,207
[2]	Workpoint Entertainment PCL (Foreign)	3,546,534	1,962
*,2	Rabbit Holdings plc (Foreign)	49,579,369	1,826
[2]	LPN Development PCL (Foreign)	12,879,597	1,798
	Intouch Holdings PCL NVDR	793,300	1,753
	Bangkok Life Assurance PCL NVDR	1,757,900	1,559
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,135
*	Unique Engineering & Construction PCL (Foreign)	7,325,609	1,076
*,2	Samart Corp. PCL (Foreign)	6,186,920	1,051
[2]	Maybank Securities Thailand PCL (Foreign)	563,800	195
*	VGI PCL Warrants Exp. 5/23/27	18,209,185	143
			3,118,330
Turkey (1.0%)
*	Turk Hava Yollari AO	7,751,392	56,830
*	Turkiye Petrol Rafinerileri A/S	1,765,794	55,681
	KOC Holding A/S	11,937,007	48,668
	Turkiye Sise ve Cam Fabrikalari A/S	20,388,571	43,049
	BIM Birlesik Magazalar A/S	6,174,037	40,940
	Akbank TAS	43,177,222	39,122
	Enka Insaat ve Sanayi A/S	24,554,440	38,850
	Eregli Demir ve Celik Fabrikalari TAS	18,985,161	38,534
	Turkcell Iletisim Hizmetleri A/S	16,686,834	32,346
*	Hektas Ticaret TAS	16,367,835	27,459
	Haci Omer Sabanci Holding A/S	12,685,809	26,386
*	Sasa Polyester Sanayi A/S	4,774,052	25,608
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,455,151	25,583
	Turkiye Is Bankasi A/S Class C	43,773,186	25,389
	Ford Otomotiv Sanayi A/S	876,193	23,832
	Koza Altin Isletmeleri A/S	653,490	19,347
	Yapi ve Kredi Bankasi A/S	37,775,948	18,319
*	Gubre Fabrikalari TAS	1,129,447	16,598
*	Petkim Petrokimya Holding A/S	17,707,926	15,428

		Shares	Market Value ($000)
	Tofas Turk Otomobil Fabrikasi A/S	1,662,668	14,001
*	Pegasus Hava Tasimaciligi A/S	491,165	12,936
	Arcelik A/S	2,233,988	12,769
	Aksa Enerji Uretim A/S Class B	6,609,038	12,489
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,793,622	11,218
*	TAV Havalimanlari Holding A/S	2,467,631	10,826
	Turkiye Garanti Bankasi A/S	8,301,414	10,647
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,944,282	9,617
*	Migros Ticaret A/S	1,284,862	9,434
	Coca-Cola Icecek A/S	904,485	8,821
	AG Anadolu Grubu Holding A/S	1,743,478	8,450
	Turk Telekomunikasyon A/S	7,267,484	7,960
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,780,551	7,727
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	7,356
*	Turkiye Vakiflar Bankasi TAO	13,912,165	7,005
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,291,884	6,713
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,045,702	6,463
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	6,438
	Alarko Holding A/S	1,736,437	6,433
	Dogan Sirketler Grubu Holding A/S	13,114,112	6,167
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	6,029
[1]	Enerjisa Enerji A/S	3,242,255	5,707
	Turk Traktor ve Ziraat Makineleri A/S	178,642	5,475
	Otokar Otomotiv ve Savunma Sanayi A/S	101,255	5,384
	Tekfen Holding A/S	2,596,075	5,378
*	Can2 Termik A/S	1,000,253	5,228
*	Sok Marketler Ticaret A/S	3,697,717	5,194
	Is Yatirim Menkul Degerler A/S	1,742,875	5,190
	Bera Holding A/S	8,587,304	5,103
*	Oyak Cimento Fabrikalari A/S	4,343,489	4,972
*	Turkiye Halk Bankasi A/S	8,729,722	4,893
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,326,306	4,687
	EGE Endustri ve Ticaret A/S	16,393	4,600
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	4,359
	Nuh Cimento Sanayi A/S	858,026	4,167
*	Ulker Biskuvi Sanayi A/S	2,029,950	4,135
	Dogus Otomotiv Servis ve Ticaret A/S	485,898	4,113
	Iskenderun Demir ve Celik A/S	2,148,212	3,671
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,953,887	3,670
*	Imas Makina Sanayi A/S	222,705	3,664
	Borusan Yatirim ve Pazarlama A/S	75,360	3,648
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	3,557
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	3,425
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,741,217	3,229
	Aygaz A/S	609,265	2,933
	Kordsa Teknik Tekstil A/S	726,453	2,932
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,781
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	2,739
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,623
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,616
	Cimsa Cimento Sanayi ve Ticaret A/S	592,153	2,580
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,503
*	Zorlu Enerji Elektrik Uretim A/S	8,186,588	2,169
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,176,728	2,072
*	Aksigorta A/S	9,788,938	1,763
*	Albaraka Turk Katilim Bankasi A/S	11,590,694	1,759
	Kimteks Poliuretan Sanayi ve Ticaret A/S	350,168	1,752
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	1,715

		Shares	Market Value ($000)
*	NET Holding A/S	2,825,096	1,669
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	1,652
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,592
*	Konya Cimento Sanayii A/S	12,348	1,543
	Akcansa Cimento A/S	526,035	1,500
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,397
*	Kiler Holding A/S	1,049,245	1,378
	Tat Gida Sanayi A/S	1,010,468	1,363
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,293
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,178
*	Is Finansal Kiralama A/S	3,435,914	1,147
*	Sekerbank Turk A/S	7,920,336	1,117
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	1,036
	Polisan Holding A/S	2,142,054	982
	Kontrolmatik Enerji ve Muhendislik A/S	108,393	822
*	Kocaer Celik Sanayi ve Ticaret A/S	740,495	671
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	300,395	618
*	Biotrend Cevre ve Enerji Yatirimlari A/S	693,587	602
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	310,211	452
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	12,108	158
*	Kerevitas Gida Sanayi ve Ticaret A/S	190,310	138
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	346,139	132
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	42,073	108
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	25,968	102
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	76,024	80
*	Suwen Tekstil Sanayi Pazarlama A/S	23,922	63
*	Tukas Gida Sanayi ve Ticaret A/S	45,046	45
	LDR Turizm A/S	3,834	23
	Oyak Yatirim Menkul Degerler A/S	2,291	4
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			966,719
United Arab Emirates (1.5%)
	Emirates Telecommunications Group Co. PJSC	48,426,601	339,305
	First Abu Dhabi Bank PJSC	61,498,027	228,120
	Emaar Properties PJSC	85,353,997	129,697
*	Alpha Dhabi Holding PJSC	18,688,738	122,221
[3]	Abu Dhabi Commercial Bank PJSC	38,729,571	88,825
	Dubai Islamic Bank PJSC	40,931,785	62,050
	Aldar Properties PJSC	49,711,772	59,204
	Abu Dhabi Islamic Bank PJSC	20,549,762	52,820
*	Multiply Group PJSC	47,421,043	52,357
	Abu Dhabi National Oil Co. for Distribution PJSC	40,507,801	48,593
	Dubai Electricity & Water Authority PJSC	64,677,958	41,759
*	Q Holding PJSC	27,731,451	26,056
*	Americana Restaurants International plc (XADS)	26,416,197	24,596
	ADNOC Drilling Co. PJSC	22,589,389	20,857
*	Abu Dhabi Ports Co. PJSC	12,299,323	19,820
	Air Arabia PJSC	32,808,414	19,700
	Borouge plc	26,264,153	18,624
	Fertiglobe plc	16,239,594	17,715
	Dubai Investments PJSC	29,724,457	17,617
*	Emaar Development PJSC	11,427,478	13,915
	GFH Financial Group BSC	45,603,058	11,357
	Dana Gas PJSC	48,058,558	10,847
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	9,347
	Dubai Financial Market PJSC	23,168,114	8,955
*	AL Seer Marine Supplies & Equipment Co. LLC	2,683,501	6,294
	Sharjah Islamic Bank	10,631,353	6,004

			Shares	Market Value ($000)
*		Apex Investment Co. PSC	6,797,601	5,341
		Aramex PJSC	4,969,608	4,907
*		RAK Properties PJSC	14,727,997	2,474
*,3		Arabtec Holding PJSC	10,929,061	1,577
*		Americana Restaurants International plc	1,571,526	1,453
*,3		Drake & Scull International PJSC	4,230,859	—
				1,472,407
Total Common Stocks (Cost $84,141,908)				99,702,107
		Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $2,714,654)	4.437%	27,156,562	2,715,385
Total Investments (101.3%) (Cost $86,856,562)				102,417,492
Other Assets and Liabilities—Net (-1.3%)				(1,324,823)
Net Assets (100%)				101,092,669
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $5,826,593,000, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,049,704,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,131,529,000 was received for securities on loan, of which $1,115,055,000 is held in Vanguard Market Liquidity Fund and $16,474,000 is held in cash.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	500	102,250	389
MSCI Emerging Market Index	March 2023	17,392	908,384	46,980
				47,369

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/15/23	BRL	150,000	USD	28,677	657	—
HSBC Bank plc	3/15/23	HKD	115,416	USD	14,772	—	(23)
Morgan Stanley Capital Services LLC	3/15/23	INR	11,551,369	USD	139,354	1,323	—
BNP Paribas	3/15/23	INR	11,435,855	USD	137,940	1,330	—
HSBC Bank plc	3/15/23	INR	7,778,114	USD	93,842	882	—
Bank of America, N.A.	3/15/23	INR	7,778,114	USD	93,573	1,152	—
Citibank, N.A.	3/15/23	INR	7,662,022	USD	92,196	1,116	—
Royal Bank of Canada	3/15/23	USD	30,196	BRL	161,894	—	(1,465)
Bank of America, N.A.	3/15/23	USD	29,983	BRL	161,894	—	(1,677)
Citibank, N.A.	3/15/23	USD	29,938	BRL	159,478	—	(1,250)
JPMorgan Chase Bank, N.A.	3/15/23	USD	50,494	HKD	393,124	257	—
						6,717	(4,415)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AUO Corp.	8/31/23	BANA	7,809	(0.526)	1,114	—
China Airlines Ltd.	8/31/23	BANA	9,273	8.174	478	—
Evergreen Marine Corp. Taiwan Ltd.	2/16/23	GSI	16,222	(0.000)	164	—
FTSE China A Stock Connect CNY All Cap Index	6/16/23	BANA	235,217	(0.076)	21,483	—
Innolux Corp.	8/31/23	BANA	11,388	(2.326)	1,462	—
IRB Brasil Resseguros SA	2/28/23	BANA	1,452	5.432	—	—
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	7,386	2.674	723	—
Novatek Microelectronics Corp.	2/16/23	GSI	25,083	(0.000)	906	—
United Microelectronics Corp.	8/31/23	BANA	26,484	(2.076)	5,980	—
					32,310	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $41,493,000 and cash of $300,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,057,125	641,962	8	9,699,095
Common Stocks—Other	3,543,502	86,328,591	130,919	90,003,012
Temporary Cash Investments	2,715,385	—	—	2,715,385
Total	15,316,012	86,970,553	130,927	102,417,492

Derivative Financial Instruments
Assets
Futures Contracts[1]	47,369	—	—	47,369
Forward Currency Contracts	—	6,717	—	6,717
Swap Contracts	—	32,310	—	32,310
Total	47,369	39,027	—	86,396
Liabilities
Forward Currency Contracts	—	4,415	—	4,415
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.